[GRAPHIC APPEARS HERE]





[GRAPHIC APPEARS HERE]



                JUNE 20, 2008, AS SUPPLEMENTED ON JULY 18, 2008





                                   Prospectus

                                Classes A, B, C

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) -  LARGE CAP STOCK FUNDS

Capital Growth Fund
(Class A and Class C only)


Endeavor Select Fund


Growth Fund
(Class A and Class C only)


Large Company Core Fund
(formerly named the Growth and Income Fund)

Large Company Value Fund
(Class A and Class C only)
(formerly named the Dividend Income Fund)


U.S. Value Fund



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES


Key Fund Information                        3
Capital Growth Fund                         4
Endeavor Select Fund                        8
Growth Fund                                13
Large Company Core Fund                    18
Large Company Value Fund                   22
U.S. Value Fund                            27
Description of Principal Investment        31
  Risks
Portfolio Holdings Information             34




--------------------------------------------------------------------------------


ORGANIZATION AND MANAGEMENT OF THE
FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY



Organization and Management of the Funds   35
About Wells Fargo Funds Trust              35
The Investment Adviser                     35
The Sub-Advisers and Portfolio Managers    35
Dormant Multi-Manager Arrangement          39




--------------------------------------------------------------------------------


YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO OPEN AN ACCOUNT, AND BUY, SELL AND EXCHANGE FUND SHARES


A Choice of Share Classes                  40
Reductions and Waivers of Sales Charges    43
Compensation to Dealers and Shareholder    47
   Servicing Agents
Pricing Fund Shares                        49
How to Open an Account                     50
How to Buy Shares                          51
How to Sell Shares                         53
How to Exchange Shares                     56
Account Policies                           58




--------------------------------------------------------------------------------


OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS


Distributions                   60
Taxes                           61
Financial Highlights            62
For More Information    Back Cover





Throughout this Prospectus, the WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND/SM/
                  is referred to as the Endeavor Select Fund.

Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.



The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.


In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:


o  what the Fund is trying to achieve;


o  how we intend to invest your money; and


o what makes the Fund different from the other Funds offered in this Prospectus.


This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Large Company Value Fund and U.S. Value Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.


                                                          KEY FUND INFORMATION 3

CAPITAL GROWTH FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Michael Harris, CFA
Thomas J. Pence, CFA



FUND INCEPTION:
11/3/1997
CLASS A
Ticker: WFCGX
CLASS C
Ticker: WFCCX

INVESTMENT OBJECTIVE
The Capital Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of large-capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations of $3 billion or more. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics and how management teams allocate capital in order to drive future cash flow. We typically use a quantitative investment approach to assess a firm's intrinsic value to set price objectives. Holdings are continuously monitored for changes in fundamentals and their upside potential to fair valuation. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when we believe it no longer offers attractive growth prospects or when we wish to take advantage of a better investment opportunity. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 4 CAPITAL GROWTH FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Growth Style Investment Risk
   o Issuer Risk

   o Leverage Risk
   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Sector Emphasis Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                           CAPITAL GROWTH FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


[GRAPHIC APPEARS HERE]





                             CALENDAR YEAR TOTAL RETURNS FOR CLASS A/1/
                                        AS OF 12/31 EACH YEAR
 1998        1999       2000        2001         2002        2003        2004       2005     2006     2007
14.83%      52.14%      3.35%       -8.97%      -18.09%     25.41%      17.51%      9.44%    4.36%    18.19%






             BEST AND WORST QUARTER
  Best Quarter:       Q4    1999       29.98%
  Worst Quarter:      Q2    2002       -13.18%

          The Fund's year-to-date performance through March 31, 2008, was
          -11.58%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                                  1 YEAR         5 YEARS        10 YEARS
 CLASS A/1/
  Returns Before Taxes                           11.38%          13.40%         9.71%
  Returns After Taxes on                         10.01%          12.94%         8.58%
  Distributions/2/
  Returns After Taxes on                          8.01%          11.56%         7.91%
Distributions and Sale of Fund
  Shares/2/
 CLASS C/1/Returns Before Taxes                  16.45%          14.08%         9.76%
 RUSSELL 1000 (Reg. TM) GROWTH INDEX/3/          11.81%          12.11%         3.83%
  (reflects no deduction for expenses
  or taxes)

1 Calendar Year Total Returns in the bar chart and Average Annual Total Returns do not reflect sales charges. If they did, returns would be lower. Class A and Class C shares incepted on July 31, 2007. Performance shown for the Class A and Class C shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Class A shares and lower than those of the Class C shares. The Investor Class shares annual returns are substantially similar to what the Class A and Class C shares annual returns would be because the Investor Class, Class A and Class C shares are invested in the same portfolio of securities and their annual returns differ only to the extent that they do not have the same sales charges and expenses.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.
3 The Russell 1000 (Reg. TM) Growth Index measures the performance of those
  Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.


 6 CAPITAL GROWTH FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from your
  investment)                                 CLASS A         CLASS C
  Maximum sales charge (load) imposed        5.75%          None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)       None/1/        1.00%
   (AS A PERCENTAGE OF THE NET ASSET
  VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund
  assets)                                     CLASS A        CLASS C
  Management Fees/2/                           0.67%          0.67%
  Distribution (12b-1) Fees                    0.00%          0.75%
  Other Expenses/3/                            0.63%          0.63%
  TOTAL ANNUAL FUND OPERATING EXPENSES        1.30%          2.05%
  Fee Waivers                                  0.05%          0.05%
  NET EXPENSES/4/                             1.25%          2.00%

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.70% for the first $500 million; 0.65% for the next $500 million; 0.60% for the next $2 billion; 0.575% for the next $2 billion; and 0.55% for assets over $5 billion.
3 Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.
4 The adviser has committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratios shown. After this date, the net operating expense ratios may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions (to which sales charges do not apply); and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


                    CLASS A         CLASS C
 If you sell your shares at the end of the
period:
   1 Year             $695            $303
   3 Years            $959            $638
   5 Years          $1,243          $1,099
   10 Years         $2,049          $2,376
 If you do NOT sell your shares at the end of
the period:
   1 Year             $695            $203
   3 Years            $959            $638
   5 Years          $1,243          $1,099
   10 Years         $2,049          $2,376


                                                           CAPITAL GROWTH FUND 7

ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Michael Harris, CFA
Thomas J. Pence, CFA



FUND INCEPTION:
12/29/2000
CLASS A
Ticker: STAEX
CLASS B
Ticker: WECBX
CLASS C
Ticker: WECCX

INVESTMENT OBJECTIVE
The Endeavor Select Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o  at least 80% of the Fund's total assets in equity securities; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in the equity securities of approximately 30 to 40 companies that we believe offer the potential for capital growth. We may also invest in equity securities of foreign issuers through ADRs and similar investments. We select equity securities of companies of any size. Because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics and how management teams allocate capital in order to drive future cash flow. We typically use a quantitative investment approach to assess a firm's intrinsic value to set price objectives. Holdings are continuously monitored for changes in fundamentals and their upside potential to fair valuation. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when we believe it no longer offers attractive growth prospects or when we wish to take advantage of a better investment opportunity.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 8 ENDEAVOR SELECT FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk
   o Liquidity Risk

   o Management Risk
   o Market Risk
   o Non-Diversification Risk
   o Regulatory Risk
   o Sector Emphasis Risk
   o Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                          ENDEAVOR SELECT FUND 9

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


[GRAPHIC APPEARS HERE]





       CALENDAR YEAR TOTAL RETURNS FOR CLASS A/1/
             AS OF 12/31 EACH YEAR
2001      2002      2003     2004     2005      2006     2007
-20.10%   -23.52%   37.05%   16.80%   10.21%    3.90%    16.89%






            BEST AND WORST QUARTER
  Best Quarter:       Q4    2001       13.49%
  Worst Quarter:      Q3    2001      -21.52%

          The Fund's year-to-date performance through March 31, 2008, was
          -11.15%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                                 1 YEAR        5 YEARS       LIFE OF FUND/1/
 CLASS A/1/
  Returns Before Taxes                          10.16%       15.10%             3.05%
  Returns After Taxes on                        10.01%       14.74%             2.81%
  Distributions/2/
  Returns After Taxes on                         6.79%       13.22%             2.57%
Distributions and Sale of Fund
  Shares/2/
 CLASS B/1/ Returns Before Taxes                11.07%       15.33%             3.15%
 CLASS C/1/ Returns Before Taxes                15.09%       15.54%             3.14%
 RUSSELL 1000 (Reg. TM) GROWTH INDEX/3/         11.81%       12.11%             0.23%
  (reflects no deduction for fees,
  expenses or taxes)

1 Calendar Year Total Returns in the bar chart do not reflect sales charges. If they did, returns would be lower. Average Annual Total Returns reflect applicable sales charges. Class A, Class B and Class C shares incepted on December 29, 2000. Returns for the Class A, Class B and Class C shares and the Index shown in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
3 The Russell 1000 (Reg. TM) Growth Index measures the performance of those
  Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.


 10 ENDEAVOR SELECT FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your
  investment)                                CLASS A       CLASS B       CLASS C
  Maximum sales charge (load) imposed        5.75%          None          None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)      None/1/        5.00%         1.00%
   (AS A PERCENTAGE OF THE NET ASSET
  VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
  assets)                                   CLASS A       CLASS B       CLASS C
  Management Fees/2/                        0.67%         0.67%         0.67%
  Distribution (12b-1) Fees                 0.00%         0.75%         0.75%
  Other Expenses/3/                         0.64%         0.64%         0.64%
  Acquired Fund Fees and Expenses/4/        0.01%         0.01%         0.01%
  TOTAL ANNUAL FUND OPERATING               1.32%         2.07%         2.07%
  EXPENSES/5/
  Fee Waivers                               0.06%         0.06%         0.06%
  NET EXPENSES/5,6,7/                       1.26%         2.01%         2.01%

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.70% for the first $500 million; 0.65% for the next $500 million; 0.60% for the next $2 billion; 0.575% for the next $2 billion; and 0.55% for assets over $5 billion.
3 Includes expenses payable to affiliates of Wells Fargo & Company.
4 Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
5 The expense ratios shown do not correlate to the corresponding expense ratios shown in the Financial Highlights, which do not reflect changes in operating expenses of the Fund and do not include expenses of any Acquired Fund.
6 The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.
7 The adviser has committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratios, excluding the expenses of any money market fund or other fund held by the Fund, at 1.25% for Class A shares, and 2.00% for Class B and Class C shares. After this date, the net operating expense ratios may be increased only with approval of the Board of Trustees.


                                                         ENDEAVOR SELECT FUND 11

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions (to which sales charges do not apply); and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


                                              CLASS A        CLASS B        CLASS C
 If you sell your shares at the end of
  the period:
   1 Year                                       $696           $704           $304
   3 Years                                      $964           $943           $643
   5 Years                                    $1,251         $1,308         $1,108
  10 Years                                    $2,069         $2,109         $2,395
 If you do NOT sell your shares at the
  end of the period:
   1 Year                                       $696           $204           $204
   3 Years                                      $964           $643           $643
   5 Years                                    $1,251         $1,108         $1,108
  10 Years                                    $2,069         $2,109         $2,395


 12 ENDEAVOR SELECT FUND

GROWTH FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Joseph M. Eberhardy, CFA, CPA
Thomas C. Ognar, CFA
Bruce C. Olson, CFA



FUND INCEPTION:
12/31/1993
CLASS A
Ticker: SGRAX
CLASS C
Ticker: WGFCX

INVESTMENT OBJECTIVE
The Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o  at least 80% of the Fund's total assets in equity securities; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We select equity securities of companies of any size. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with the prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We use earnings surprise and revision patterns along with many other financial metrics to assess these criteria. We then combine that company-specific analysis with our assessment of secular and technical trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that causes us to become suspicious of a company's prospective growth profile or the profitability potential of its business model. We may also sell or trim a position when we need to raise money to fund the purchase of a better idea, when valuation is extended beyond our bullish expectations, or when we see weakness relative to the overall market. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


                                                                  GROWTH FUND 13

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Growth Style Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Sector Emphasis Risk
   o Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


 14 GROWTH FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


[GRAPHIC APPEARS HERE]





               CALENDAR YEAR TOTAL RETURNS FOR CLASS A/1,2/
                           AS OF 12/31 EACH YEAR
1998     1999        2000     2001      2002      2003     2004     2005    2006     2007
26.60%   74.54/3/%   -9.53%   -34.54%   -25.26%   30.06%   12.46%   9.11%   7.96%    27.61%






            BEST AND WORST QUARTER
  Best Quarter:       Q4    1999       54.82%
  Worst Quarter:      Q1    2001      -27.49%

          The Fund's year-to-date performance through March 31, 2008, was
          -14.30%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                                1 YEAR       5 YEARS       10 YEARS
 CLASS A/1,2/
  Returns Before Taxes                       20.27%        15.69%         7.32%
  Returns After Taxes on                     20.27%        15.69%         6.37%
  Distributions/4/
  Returns After Taxes on                     13.18%        13.84%         5.95%
Distributions and Sale of Fund
  Shares/4/
 CLASS C/1/                                  25.65%        16.20%         7.08%
 RUSSELL 3000 (Reg. TM) GROWTH INDEX/5/      11.40%        12.42%         3.83%
  (reflects no deduction for expenses
  or taxes)

1 Calendar Year Total Returns in the bar chart do not reflect sales charges. If they did, returns would be lower. Average Annual Total Returns reflect applicable sales charges. Class A shares incepted on February 24, 2000. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Class C shares incepted on December 26, 2002. Performance shown for the Class A shares from February
  24, 2000 through December 31, 2007, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to February 24, 2000, for the Class A shares, reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class
  A sales charges. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class C sales charges and expenses.
2 Class A Calendar Year Total Returns and Returns After Taxes are being shown because Class A has a longer period of returns than Class C.
3 The Fund's calendar year total return for 1999 was primarily achieved during favorable conditions in the market, particularly for technology companies. You should not expect such favorable returns to be consistently achieved.
4 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.
5 The Russell 3000 (Reg. TM) Growth Index measures the performance of those
  Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this Index are also members of either the Russell 1000 (Reg. TM) Growth Index or the Russell 2000 (Reg. TM) Growth Index. You cannot invest directly in an index.


                                                                  GROWTH FUND 15

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your
  investment)                                  CLASS A        CLASS C
  Maximum sales charge (load) imposed          5.75%           None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)        None/1/          1.00%
   (AS A PERCENTAGE OF THE NET ASSET
  VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
  assets)                                     CLASS A        CLASS C
  Management Fees/2/                           0.70%          0.70%
  Distribution (12b-1) Fees                    0.00%          0.75%
  Other Expenses/3/                            0.64%          0.64%
  TOTAL ANNUAL FUND OPERATING EXPENSES        1.34%          2.09%
  Fee Waivers                                  0.04%          0.04%
  NET EXPENSES/4/                             1.30%          2.05%

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
3 Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.
4 The adviser has committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratios shown. After this date, the net operating expense ratios may be increased only with approval of the Board of Trustees.


 16 GROWTH FUND

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions (to which sales charges do not apply); and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


                                               CLASS A         CLASS C
 If you sell your shares at the end of
  the period:
   1 Year                                        $700            $308
   3 Years                                       $971            $651
   5 Years                                     $1,263          $1,120
  10 Years                                     $2,092          $2,418
 If you do NOT sell your shares at the
  end of the period:
   1 Year                                        $700            $208
   3 Years                                       $971            $651
   5 Years                                     $1,263          $1,120
  10 Years                                     $2,092          $2,418


                                                                  GROWTH FUND 17

LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Matrix Asset Advisors, Inc.



PORTFOLIO MANAGER
David A. Katz, CFA



FUND INCEPTION:
12/29/1995
CLASS A
Ticker: SGNAX
CLASS B
CLASS C

INVESTMENT OBJECTIVE
The Large Company Core Fund seeks total return comprised of long-term capital appreciation and current income.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, the majority of which pay dividends. We define large-capitalization companies as those with market capitalizations of $3 billion or more. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We select companies that we believe are financially strong and meet specific valuation criteria as compared to the overall market and the companies' own valuation histories. Our discipline is predicated on establishing fundamental business valuations for strong businesses and then selectively investing in those qualifying companies whose stock prices are at least one-third lower than their business values. Our process is initially quantitative, focusing on absolute criteria such as the growth in a company's earnings, as well as relative criteria such as where a stock is currently trading versus its historic trading levels based on such criteria as its price to earnings, its price to book value, dividend yield and its price to sales. Our primary analytical effort is qualitative, where we assess whether a company is undervalued or merely statistically cheap. We focus on the role of management and the potential for a positive catalyst. We are disciplined sellers, basing our decisions on the relationship between a company's business value and its stock price. Typically, we sell a stock when the stock price equals the updated business value. Stocks will also be sold if we believe the business value and/or future prospects have materially eroded. We may also sell a stock if we believe a comparable company offers a more compelling opportunity based on valuation and prospects.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 18 LARGE COMPANY CORE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Growth Style Investment Risk
   o Issuer Risk

   o Leverage Risk
   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                      LARGE COMPANY CORE FUND 19

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


[GRAPHIC APPEARS HERE]





                       CALENDAR YEAR TOTAL RETURNS FOR CLASS A/1,2/
                                   AS OF 12/31 EACH YEAR
1998     1999     2000      2001      2002      2003     2004    2005      2006      2007
32.63%   31.91%   -10.46%   -20.22%   -21.67%   24.42%   8.85%   -1.69%    15.58%    2.44%






            BEST AND WORST QUARTER
  Best Quarter:       Q4    1998       23.28%
  Worst Quarter:      Q1    2001      -17.81%

          The Fund's year-to-date performance through March 31, 2008, was
          -7.49%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                               1 YEAR        5 YEARS       10 YEARS
 CLASS A/1,2/
  Returns Before Taxes                        -3.43%         8.24%        3.81%
  Returns After Taxes on                      -3.66%         8.07%        3.69%
  Distributions/3/
  Returns After Taxes on                      -2.23%         7.05%        3.25%
Distributions and Sale of Fund
  Shares/3/
 CLASS B/1/Returns Before Taxes               -3.33%         8.52%        3.79%
 CLASS C/1/ Returns Before Taxes               0.67%         8.81%        3.79%
 S&P 500 (Reg. TM) INDEX/4/                    5.49%        12.83%        5.91%
  (reflects no deduction for expenses
  or taxes)

1 Calendar Year Total Returns in the bar chart do not reflect sales charges. If they did, returns would be lower. Average Annual Total Returns reflect applicable sales charges. Class A shares incepted on February 29, 2000.
  Prior to July 18, 2008, the Fund was named the Growth and Income Fund. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares from February 29, 2000, through December 31, 2007, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to February 29, 2000, for the Class A shares reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown for the Class B and Class C shares reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses.
2 Class A Calendar Year Total Returns and Returns After Taxes are being shown because Class A has a longer period of returns than Class B and Class C.
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
4 The S&P 500 (Reg. TM) Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. S&P 500 is a registered trademark of Standard and Poor's. You cannot invest directly in an index.


 20 LARGE COMPANY CORE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your
  investment)                                CLASS A       CLASS B       CLASS C
  Maximum sales charge (load) imposed        5.75%          None          None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)      None/1/        5.00%         1.00%
   (AS A PERCENTAGE OF THE NET ASSET
  VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund
  assets)                                    CLASS A       CLASS B       CLASS C
  Management Fees/2/                         0.70%         0.70%         0.70%
  Distribution (12b-1) Fees                  0.00%         0.75%         0.75%
  Other Expenses/3/                          0.61%         0.61%         0.61%
  TOTAL ANNUAL FUND OPERATING EXPENSES       1.31%         2.06%         2.06%
  Fee Waivers                                0.17%         0.17%         0.17%
  NET EXPENSES/4/                            1.14%         1.89%         1.89%

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.70% for the first $500 million; 0.65% for the next $500 million; 0.60% for the next $2 billion; 0.575% for the next $2 billion; and 0.55% for assets over $5 billion.
3 Includes expenses payable to affiliates of Wells Fargo & Company , and may include expenses of any money market or other fund held by the Fund. Other expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4 The adviser has committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratios shown. After this date, the net operating expense ratios may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions (to which sales charges do not apply); and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


                   CLASS A        CLASS B        CLASS C
 If you sell your shares at the end of the
period:
   1 Year            $685           $692           $292
   3 Years           $951           $930           $630
   5 Years         $1,237         $1,294         $1,094
   10 Years        $2,051         $2,096         $2,380
 If you do NOT sell your shares at the end
of the period:
   1 Year            $685           $192           $192
   3 Years           $951           $630           $630
   5 Years         $1,237         $1,094         $1,094
   10 Years        $2,051         $2,096         $2,380


                                                      LARGE COMPANY CORE FUND 21

LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Phocas Financial Corporation



PORTFOLIO MANAGERS
Stephen L. Block, CFA
William F. K. Schaff, CFA



FUND INCEPTION:
7/01/1993
CLASS A
Ticker: WLCAX
CLASS C
Ticker: WFLVX

INVESTMENT OBJECTIVE
The Large Company Value Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of large capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations of $3 billion or more. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


Our investment process is highly aware of our sector allocations against our benchmark because we seek outperformance through stock selection rather than overweighting or underweighting certain sectors. We begin our process by ranking approximately 5,000 stocks by market capitalization. Stocks that pass this screen for us will be in the top 20% of market capitalization. We then use our own predetermined criteria (E.G., debt as a portion of firms' total value; net profits as a portion of firms' total revenue; and price-to-earnings ratios) to refine the resulting investment candidates. From there, we perform quantitative financial statement analyses focusing on the strengths and trends in income statements, cash flow statements and balance sheets. Next, using proprietary modeling that determines the valuation of each stock relative to its peers in its respective business sector, we filter the remaining stocks. Our last filter consists of our qualitative assessments for each stock combining inputs that include our assessments of management teams, competitive strengths, business trends, and catalysts in companies' respective businesses. The resulting final portfolio consists of a diverse group of stocks, each of which is believed to have compelling valuations relative to its respective business sector peers and attractive metrics in terms of its appreciation potential.


In general, a stock may be sold if its valuation rises significantly within its respective industry peer group, if its position appreciates above 4% of the portfolio's total market value, if a company's management strategy deviates negatively from our expectations, or if a company's financial statements start to degrade materially.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 22 LARGE COMPANY VALUE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Value Style Investment Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                     LARGE COMPANY VALUE FUND 23

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Prior to March 21, 2008, the Large Company Value Fund was known as the Dividend Income Fund and the Fund was managed by a different sub-adviser. Performance figures shown below represent performance of the prior sub-adviser to the Fund and do not reflect the Fund's current investment objective and strategies.


[GRAPHIC APPEARS HERE]





                       CALENDAR YEAR TOTAL RETURNS FOR CLASS A/1/
                                  AS OF 12/31 EACH YEAR
1998     1999    2000     2001      2002      2003     2004     2005    2006      2007
20.35%   0.58%   27.32%   -11.20%   -19.77%   24.50%   14.04%   8.88%   17.75%    2.79%






             BEST AND WORST QUARTER
  Best Quarter:        Q3    2000        15.92%
  Worst Quarter:       Q3    2002       -17.53%

          The Fund's year-to-date performance through March 31, 2008, was
          -7.63%.

 24 LARGE COMPANY VALUE FUND

 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/07                               1 YEAR        5 YEARS       10 YEARS
 CLASS A/2/
  Returns Before Taxes                         2.79%       13.35%         7.47%
  Returns After Taxes on                       1.16%       12.09%         5.99%
  Distributions/3/
  Returns After Taxes on                       3.19%       11.33%         5.87%
Distributions and Sale of Fund
  Shares/3/
 CLASS C/2/                                    2.79%       13.35%         7.47%
 RUSSELL 1000 (Reg. TM) VALUE INDEX4          -0.17%       14.63%         7.68%
  (reflects no deduction for expenses
  or taxes)

1 Phocas Financial Corporation is the Fund's sub-adviser effective March 21,
  2008. From April 11, 2005 through March 20, 2008, Wells Capital Management Incorporated was the Fund's sub-adviser and the Fund's investment objective and strategies were different. Prior to April 11, 2005, the Large Company Value Fund was part of the Strong family of funds and was advised by a different sub-adviser. Accordingly, performance figures do not reflect the Large Company Value Fund's current investment objective and strategies or the current sub-adviser's performance.
2 Class A and Class C shares incepted on March 31, 2008. Prior to March 21,
  2008, the WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND was named the Wells Fargo Advantage Dividend Income Fund. Performance shown for the Class A and Class C shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Class A shares and lower than those of the Class C shares. The Investor Class shares annual returns are substantially similar to what the Class A and Class C shares annual returns would be because the Investor Class, Class A and Class C shares are invested in the same portfolio of securities and their annual returns differ only to the extent that they do not have the same sales charges and expenses.
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.
4 The Russell 1000 (Reg. TM)/ /Value Index measures the performance of those
  Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.


                                                     LARGE COMPANY VALUE FUND 25

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from your
  investment)                                 CLASS A        CLASS C
  Maximum sales charge (load) imposed        5.75%          None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)       None/1/        1.00%
   (AS A PERCENTAGE OF THE NET ASSET
  VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund
  assets)                                     CLASS A        CLASS C
  Management Fees/2/                           0.70%          0.70%
  Distribution (12b-1) Fees                    0.00%          0.75%
  Other Expenses/3/                            0.66%          0.66%
  TOTAL ANNUAL FUND OPERATING EXPENSES        1.36%          2.11%
  Fee Waivers                                  0.11%          0.11%
  NET EXPENSES/4/                             1.25%          2.00%

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.70% for the first $500 million; 0.65% for the next $500 million; 0.60% for the next $2 billion; 0.575% for the next $2 billion; and 0.55% for assets over $5 billion.
3 Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.
4 The adviser has committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratios shown. After this date, the net operating expense ratios may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions (to which sales charges do not apply); and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


                    CLASS A         CLASS C
 If you sell your shares at the end of the
period:
   1 Year             $695            $303
   3 Years            $971            $650
   5 Years          $1,267          $1,124
   10 Years         $2,107          $2,433
 If you do NOT sell your shares at the end of
the period:
   1 Year             $695            $203
   3 Years            $971            $650
   5 Years          $1,267          $1,124
   10 Years         $2,107          $2,433


 26 LARGE COMPANY VALUE FUND

U.S. VALUE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGER
Robert J. Costomiris, CFA



FUND INCEPTION:
12/29/1995
CLASS A
Ticker: WFUAX
CLASS B
Ticker: WFUBX
CLASS C
Ticker: WFUCX

INVESTMENT OBJECTIVE
The U.S. Value Fund seeks total return with an emphasis on long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in U.S. securities of large-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in U.S. securities of large-capitalization companies that we believe are undervalued relative to the market based on discounted cash flows, earnings and asset value. We define large-capitalization companies as those with market capitalizations of $3 billion or more. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies. To identify these opportunities, we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly, we seek to buy these companies at the right price. To determine the right price, we carefully evaluate the upside reward as well as the downside risk in order to arrive at a reward/risk profile for every stock considered. Lastly, we seek to buy these companies at the right time, which is typically when sentiment is low. We believe buying a stock when the prevailing sentiment is low allows us to limit the potential downside and allows us to participate in the potential upside should the business fundamentals improve. We consider selling a stock when it appreciates to our target price without changes to its fundamentals, when the fundamentals deteriorate, when it is forced out of the portfolio by a better idea, or when sentiment improves significantly.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Derivatives Risk
   o  Issuer Risk
   o  Leverage Risk
   o  Liquidity Risk

   o  Management Risk
   o  Market Risk
   o  Regulatory Risk
   o  Value Style Investment Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                              U.S. VALUE FUND 27

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


[GRAPHIC APPEARS HERE]





               CALENDAR YEAR TOTAL RETURNS FOR CLASS A/1/
                         AS OF 12/31 EACH YEAR
1998     1999     2000     2001      2002      2003     2004     2005    2006      2007
22.21%   14.63%   -2.09%   -12.17%   -16.34%   30.48%   14.08%   1.81%   18.96%    -4.62%






            BEST AND WORST QUARTER
  Best Quarter:       Q4    1998       19.92%
  Worst Quarter:      Q3    2002      -17.94%

          The Fund's year-to-date performance through March 31, 2008, was
          -8.50%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                                 1 YEAR        5 YEARS       10 YEARS
 CLASS A/1/
  Returns Before Taxes                         -10.10%        10.14%        5.03%
  Returns After Taxes on                       -13.58%         7.97%        3.65%
  Distributions/2/
  Returns After Taxes on                        -2.46%         8.30%        3.96%
Distributions and Sale of Fund
  Shares/2/
 CLASS B/1/ Returns Before Taxes               -10.35%        10.32%        5.07%
 CLASS C/1/ Returns Before Taxes                -6.29%        10.59%        4.92%
 RUSSELL 1000 (Reg. TM) VALUE INDEX/3/          -0.17%        14.63%        7.68%
  (reflects no deduction for fees,
  expenses or taxes)

1 Calendar Year Total Returns in the bar chart do not reflect sales charges. If they did, returns would be lower. Average Annual Total Returns reflect applicable sales charges. Class A, Class B and Class C shares incepted on November 30, 2000. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
3 The Russell 1000 (Reg. TM)/ /Value Index measures the performance of those
  Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.


 28 U.S. VALUE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your
  investment)                                CLASS A       CLASS B       CLASS C
  Maximum sales charge (load) imposed        5.75%          None          None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)      None/1/        5.00%         1.00%
   (AS A PERCENTAGE OF THE NET ASSET
  VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
  assets)                                   CLASS A       CLASS B       CLASS C
  Management Fees/2/                        0.70%         0.70%         0.70%
  Distribution (12b-1) Fees                 0.00%         0.75%         0.75%
  Other Expenses/3/                         0.63%         0.63%         0.63%
  Acquired Fund Fees and Expenses/4/        0.01%         0.01%         0.01%
  TOTAL ANNUAL FUND OPERATING               1.34%         2.09%         2.09%
  EXPENSES/5/
  Fee Waivers                               0.08%         0.08%         0.08%
  NET EXPENSES/5,6,7/                       1.26%         2.01%         2.01%

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.70% for the first $500 million; 0.65% for the next $500 million; 0.60% for the next $2 billion; 0.575% for the next $2 billion; and 0.55% for assets over $5 billion.
3 Includes expenses payable to affiliates of Wells Fargo & Company.
4 Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
5 The expense ratios shown do not correlate to the corresponding expense ratios shown in the Financial Highlights, which do not reflect changes in operating expenses of the Fund and do not include expenses of any Acquired Fund.
6 The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.
7 The adviser has committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratios, excluding the expenses of any money market fund or other fund held by the Fund, at 1.25% for Class A shares, and 2.00% for Class B and Class C shares. After this date, the net operating expense ratios may be increased only with approval of the Board of Trustees.


                                                              U.S. VALUE FUND 29

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions (to which sales charges do not apply); and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


                                              CLASS A        CLASS B        CLASS C
 If you sell your shares at the end of
  the period:
   1 Year                                       $696           $704           $304
   3 Years                                      $968           $947           $647
   5 Years                                    $1,260         $1,316         $1,116
  10 Years                                    $2,088         $2,129         $2,414
 If you do NOT sell your shares at the
  end of the period:
   1 Year                                       $696           $204           $204
   3 Years                                      $968           $647           $647
   5 Years                                    $1,260         $1,116         $1,116
  10 Years                                    $2,088         $2,129         $2,414


 30 U.S. VALUE FUND

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.


ACTIVE TRADING RISK       Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK        When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the
                          Fund is exposed to the risk that the other party will not fulfill its contract obligation.
                          Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
DERIVATIVES RISK          The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                          For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
FOREIGN INVESTMENT RISK   Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 31

GROWTH STYLE INVESTMENT RISK   Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.
ISSUER RISK                    The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.
LEVERAGE RISK                  Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
LIQUIDITY RISK                 A security may not be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK                We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.
MARKET RISK                    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. It may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than debt securities.

 32 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

NON-DIVERSIFICATION RISK      Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. (A
                              "diversified" investment company is required by the 1940 Act, generally, with respect to 75%
                              of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)
REGULATORY RISK               Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.
SECTOR EMPHASIS RISK          Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.
SMALLER COMPANY SECURITIES    Securities of companies with smaller market capitalizations tend to be more volatile and less
RISK                          liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.
VALUE STYLE INVESTMENT RISK   Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 33

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Funds' Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.


 34 PORTFOLIO HOLDINGS INFORMATION

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.


The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.


THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds . Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Fund's annual report for the fiscal year ended July 31, 2007.


Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.


For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.


Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.


These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.


THE SUB-ADVISERS AND PORTFOLIO MANAGERS
The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds . Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.


                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 35

--------------------------------------------------------------------------------
MATRIX ASSET ADVISORS, INC. (Matrix), located at 747 Third Avenue, 31st Floor, New York, NY 10017, is the investment sub-adviser for the Large Company Core Fund and thereby is responsible for the day-to-day investment activities of the Large Company Core Fund. Matrix is a registered investment adviser that provides investment advisory services to the Matrix Advisors Value Fund, individuals, endowments, and pension accounts.


DAVID A. KATZ, CFA        Mr. Katz is responsible for managing the Large Company Core Fund, which he has
Large Company Core Fund   managed since 2005. Mr. Katz is the President and Chief Investment Officer of Matrix
                          since 1990. Mr. Katz chairs the Investment Policy Committee and is also a portfolio manager and research analyst. He has managed the Matrix Advisors Value Fund from
                          1996 until the present. Education: B.A., Economics, Union College; M.B.A., Finance, New
                          York University Graduate School of Business.

--------------------------------------------------------------------------------
PHOCAS FINANCIAL CORPORATION (Phocas Financial), located at 980 Atlantic
Avenue, Suite 106, Alameda, CA 94501 is the investment sub-adviser of the Large Company Value Fund. Phocas Financial is an employee-owned, SEC registered, investment adviser serving state and municipal pensions funds, corporate retirement plans, trusts and individual investors.


WILLIAM F.K. SCHAFF, CFA   Mr. Schaff is jointly responsible for managing the Large Company Value Fund, which he
Large Company Value Fund   has managed since 2008. Mr. Schaff is Founder and CEO of Phocas Financial and has
                           jointly managed the Phocas Real Estate Fund and Phocas Small Cap Value Fund since
                           2006. Prior to 2006, for the last twenty years, Mr. Schaff has managed institutional equity portfolios and mutual funds for Bay Isle Financial LLC, Janus Capital Group,
                           Berger LLC, and the Undiscovered Managers organization. Education: M.S., Engineering,
                           University of California, Davis.
STEPHEN L. BLOCK, CFA      Mr. Block is jointly responsible for managing the Large Company Value Fund, which he
Large Company Value Fund   has managed since 2008. Prior to joining Phocas Financial in March 2006, Mr. Block worked at Bay Isle Financial, LLC ("Bay Isle"), where he served as a Senior Portfolio
                           Manager for private clients, and as a co-Portfolio Manager of Bay Isle's Large Cap Value
                           and REIT institutional products. Education: B.A., Quantitative Economic Decision
                           Science, University of California, San Diego; M.B.A., Accounting and Finance, University
                           of Michigan's Ross School of Business.



 36 ORGANIZATION AND MANAGEMENT OF THE FUNDS

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' PRIOR PERFORMANCE HISTORY


PHOCAS FINANCIAL - LARGE COMPANY VALUE FUND. The performance information shown below represents a composite of the prior performance of all discretionary accounts managed by William F. K. Schaff and Stephen L. Block, the portfolio managers of the Large Company Value Fund, as former employees of Bay Isle Corporation (with respect to the period 1996-2001) and Bay Isle Financial, LLC (with respect to the period 2002-2003), a wholly-owned indirect subsidiary of Janus Capital Group Inc., with substantially similar investment objectives, policies and strategies as the Large Company Value Fund. Bay Isle Corporation and Bay Isle Financial, LLC are referred to below as "Bay Isle." The discretionary accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the composite. The composite performance information presented below is net of the fees and expenses that will be charged to the Fund (with respect to Class C shares) and actual brokerage commissions and execution costs paid by these private accounts. The composite performance does not represent the historical performance of the Fund and should not be interpreted as indicative of the future performance of the Fund. The performance results of such accounts relate to accounts managed by Messrs. Schaff and Block as employees of Bay Isle during periods prior to the date Phocas Financial commenced operations.


[GRAPHIC APPEARS HERE]





                         PORTFOLIO MANAGERS' COMPOSITE CALENDAR YEAR RETURNS
                                        AS OF 12/31 EACH YEAR
1996                                     1997     1998     1999    2000    2001     2002      2003
20.94%                                   32.71%   28.46%   1.85%   5.98%   -2.92%   -27.04%   21.59%






 PORTFOLIO MANAGERS' COMPOSITE AVERAGE
ANNUAL TOTAL
RETURNS                                     1 YEAR        5 YEARS
for the period ended 12/31/03               (2003)     (1999-2003)      LIFE OF COMPOSITE/1/
 Portfolio Managers' Composite             21.59%          -1.45%                8.47%
  Performance
  (incept. 01/01/96)
 Russell 1000 (Reg. TM) Value Index/2/     30.03%           3.56%               10.76%
  (reflects no deduction for expenses
  or taxes)

1 For the period January 1, 1996, to December 31, 2003.
2 The Russell 1000 (Reg. TM) Value Index measures the performance of those
  Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.


                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 37

--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Capital Growth Fund, Endeavor Select Fund, Growth Fund and U.S. Value Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.


ROBERT J. COSTOMIRIS, CFA   Mr. Costomiris is responsible for managing the U.S. Value Fund, which he has managed
U.S. Value Fund             since 2001. Mr. Costomiris joined Wells Capital Management in 2005 as a value portfolio manager. Prior to joining Wells Capital Management, Mr. Costomiris was a portfolio manager with Strong Capital Management, Inc. since 2001. Education: B.S.,
                            Chemical Engineering, University of Pennsylvania; M.B.A., Finance and Accounting,
                            University of Chicago Graduate School of Business.
JOSEPH M. EBERHARDY, CFA,   Mr. Eberhardy is jointly responsible for managing the Growth Fund, which he has
CPA                         managed since 2008, when he became a portfolio manager with the Growth Equity
Growth Fund                 Team at Wells Capital Management. Prior to his current role, he was a senior research analyst with the Growth Equity Team since 2000. Prior to joining Wells Capital
                            Management, Mr. Eberhardy was with Strong Capital Management, Inc., since 1994.
                            Education: B.A., Accounting, University of Wisconsin-Milwaukee.
MICHAEL HARRIS, CFA         Mr. Harris is jointly responsible for managing the Capital Growth Fund and the
Capital Growth Fund         Endeavor Select Fund, both of which he has managed since 2006. Mr. Harris joined
Endeavor Select Fund        Wells Capital Management in 2005 serving as a portfolio manager for certain portfolios and as a research analyst with primary responsibilities for the financial and energy sectors. Prior to joining Wells Capital Management, Mr. Harris was a research analyst with Strong Capital Management, Inc. since 2000. Education: B.S., Business Adminis-
                            tration with a major in Finance, Southeast Missouri State University; M.B.A., Finance,
                            Indiana University.
THOMAS C. OGNAR, CFA        Mr. Ognar is jointly responsible for managing the Growth Fund, which he has managed
Growth Fund                 since 2002. Mr. Ognar joined Wells Capital Management in 2005 as a portfolio manager.
                            Prior to joining Wells Capital Management, Mr. Ognar was a portfolio manager with
                            Strong Capital Management, Inc. since May 2002 and managed separate and institutional accounts since 2001. Mr. Ognar joined Strong Capital Management, Inc. in
                            1998, and served as a senior equity research analyst from 1998 to 2002. Education: B.S.,
                            Finance, Miami University; M.S., Finance, University of Wisconsin, Madison.
BRUCE C. OLSON, CFA         Mr. Olson is jointly responsible for managing the Growth Fund, which he has managed
Growth Fund                 since 2005. Mr. Olson joined Wells Capital Management in 2005 as a portfolio manager.
                            Prior to joining Wells Capital Management, he was a portfolio manager with Strong
                            Capital Management, Inc. and managed separate and institutional accounts since
                            January 1998. Mr. Olson joined Strong Capital Management, Inc. in 1994. Education:
                            B.A., Finance and History, Gustavus Adolphus College.
THOMAS J. PENCE, CFA        Mr. Pence is jointly responsible for managing the Capital Growth Fund, which he has
Capital Growth Fund         managed since 2004, and the Endeavor Select Fund, which he has managed since
Endeavor Select Fund        2000. Mr. Pence joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining Wells Capital Management, he was a portfolio manager at Strong Capital
                            Management, Inc. since October 2000. Education: B.S., Business, Indiana University;
                            M.B.A., Finance, University of Notre Dame.

 38 ORGANIZATION AND MANAGEMENT OF THE FUNDS

DORMANT MULTI-MANAGER ARRANGEMENT
The Board has adopted a "multi-manager" arrangement for each Fund. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.


Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Funds' sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 39

A CHOICE OF SHARE CLASSES
--------------------------------------------------------------------------------

After choosing a Fund, your next most important choice will be which share class to buy. The table below summarizes the features of the classes of shares available through this Prospectus. Not all Funds offer all three share classes. Specific Fund charges may vary, so you should review each Fund's fee table as well as the sales charge schedules that follow. Finally, you should review the "Reductions and Waivers of Sales Charges" section of the Prospectus before making your decision as to which share class to buy.


                           CLASS A                           CLASS B/1/                        CLASS C
 INITIAL SALES CHARGE      5.75%                             None. Your entire investment      None. Your entire investment
                                                            goes to work immediately.         goes to work immediately.
 CONTINGENT DEFERRED       None (except that a charge        5% and declines until it          1% if shares are sold within
 SALES CHARGE (CDSC)      of 1% applies to certain          reaches 0% at the beginning       one year after purchase.
                          redemptions made within           of the 7th year.
                          eighteen months, following
                          purchases of $1 million or
                          more without an initial sales
                          charge).
 ONGOING DISTRIBUTION      None.                             0.75%                             0.75%
 (12B-1) FEES
 PURCHASE MAXIMUM          None. Volume reductions           $100,000                          $1,000,000
                          given upon providing
                          adequate proof of eligibility.
 ANNUAL EXPENSES           Lower ongoing expenses            Higher ongoing expenses           Higher ongoing expenses
                          than Classes B and C.             than Class A because of           than Class A because of
                                                            higher 12b-1 fees.                higher 12b-1 fees.
 CONVERSION FEATURE        Not applicable.                   Yes. Converts to Class A          No. Does not convert to
                                                            shares after a certain            Class A shares, so annual
                                                            number of years depending         expenses do not decrease.
                                                            on the Fund, so annual
                                                            expenses decrease.

1 Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B shares attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees, will continue in effect.


Information regarding the Funds' sales charges, breakpoints, and waivers is available free of charge on our Web site at www.wellsfargo.com/advantagefunds. You may wish to discuss this choice with your financial consultant.


 40 A CHOICE OF SHARE CLASSES

CLASS A SHARES SALES CHARGE SCHEDULE
If you choose to buy Class A shares, you will pay the public offering price
(POP) which is the net asset value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.



                 CLASS A SHARES SALES CHARGE SCHEDULE
                                FRONT-END SALES        FRONT-END SALES
                                 CHARGE AS %           CHARGE AS %
                                  OF PUBLIC           OF NET AMOUNT
 AMOUNT OF PURCHASE            OFFERING PRICE            INVESTED
  Less than $50,000                  5.75%                  6.10%
  $50,000 to $99,999                 4.75%                  4.99%
  $100,000 to $249,999               3.75%                  3.90%
  $250,000 to $499,999               2.75%                  2.83%
  $500,000 to $999,999               2.00%                  2.04%
  $1,000,000 and over/1/             0.00%                  0.00%

1 We will assess a 1.00% CDSC on Class A share purchases of $1,000,000 or more if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.


CLASS B SHARES CDSC SCHEDULES
Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other WELLS FARGO ADVANTAGE FUNDS (as permitted by our exchange policy). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B shares attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees, will continue in effect. Existing shareholders of Class B shares who redeem their shares within six years of the purchase date may pay a CDSC based on how long such shareholders have held their shares. Certain exceptions apply (see "CDSC Waivers"). The CDSC schedules are as follows:



                                        CLASS B SHARES CDSC SCHEDULE FOR THE FUNDS
 REDEMPTION WITHIN       1 YEAR      2 YEARS      3 YEARS      4 YEARS      5 YEARS      6 YEARS      7 YEARS      8 YEARS
 CDSC                    5.00%        4.00%        3.00%        3.00%        2.00%        1.00%        0.00%       A shares

The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV of the shares on the date of original purchase or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.


To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.


                                                    A CHOICE OF SHARE CLASSES 41

Class B shares received in the reorganization of the Strong Funds in exchange for Strong Fund shares purchased prior to April 11, 2005, are subject to the following CDSC schedule on the exchanged shares, and such shares convert to Class A shares automatically after eight years:



             CLASS B SHARES CDSC SCHEDULE (FOR ALL PRIOR STRONG FUNDS)
FOR SHARES RECEIVED IN EXCHANGE FOR STRONG FUND SHARES PURCHASED PRIOR TO APRIL 11,
                                       2005
 REDEMPTION WITHIN                         1 YEAR    2 YEARS    3 YEARS    4 YEARS
 CDSC                                      5.00%     4.00%      4.00%      3.00%



 REDEMPTION WITHIN                         5 YEARS    6 YEARS    7 YEARS    8 YEARS    9 YEARS
 CDSC                                      2.00%      1.00%      0.00%      0.00%      A shares

The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.


To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years, the CDSC expires. After shares are held for eight years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.


If you exchange Class B shares received in a reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective higher CDSC schedule first shown above.


CLASS C SHARES SALES CHARGES
If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the Fund's distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay higher ongoing expenses.


 42 A CHOICE OF SHARE CLASSES

REDUCTIONS AND WAIVERS OF SALES CHARGES
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions or waivers for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Statement of Additional Information for further details regarding reductions and waivers of sales charges.


CLASS A SHARES SALES CHARGE REDUCTIONS AND WAIVERS
You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

o You pay no sales charges on Fund shares you buy with reinvested distributions.


o You pay a lower sales charge if you are investing an amount over a breakpoint level. See "Class A Shares Sales Charge Schedule" above.


o You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.)


o By signing a LETTER OF INTENT (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. Reinvested dividends and capital gains do not count as purchases made during this period. We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.


o RIGHTS OF ACCUMULATION (ROA) allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.


                   HOW A LETTER OF INTENT CAN SAVE YOU MONEY!
   If you plan to invest, for example, $100,000 in a Wells Fargo Advantage Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!


                                      REDUCTIONS AND WAIVERS OF SALES CHARGES 43

ACCOUNTS THAT CAN BE AGGREGATED
You may aggregate the following types of accounts indicated below to qualify for a volume discount:


 CAN THIS TYPE OF ACCOUNT BE AGGREGATED?      YES       NO
 Individual accounts                         X
 Joint accounts                              X
 UGMA/UTMA accounts                          X
 Trust accounts over which the               X
shareholder has individual or shared
  authority
 Solely owned business accounts              X
 RETIREMENT PLANS
 Traditional and Roth IRAs                   X
 SEP IRAs                                    X
 SIMPLE IRAs that do not use the WELLS       X
FARGO ADVANTAGE FUNDS prototype
  agreement
 403(b) Plan accounts                        X
 401(k) Plan accounts                                  X
 OTHER ACCOUNTS
 529 Plan accounts*                                    X
 Accounts held through other brokerage                 X
  firms

* These accounts may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.


Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21. Class A shares purchased at NAV will not be aggregated with other Fund shares for purposes of receiving a volume discount.


CLASS A SHARES SALES CHARGE WAIVERS FOR CERTAIN PARTIES
We reserve the right to enter into agreements that reduce or waive sales charges for groups or classes of shareholders. If you own Fund shares as part of another account or package such as an IRA or a sweep account, you should read the materials for that account. Those terms may supercede the terms and conditions discussed here. If you fall into any of the following categories, you can buy Class A shares at NAV:

o  Current and retired employees, directors/trustees and officers of:
   o WELLS FARGO ADVANTAGE FUNDS (including any predecessor funds);
   o Wells Fargo & Company and its affiliates; and
   o family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.


o  Current employees of:
   o the Fund's transfer agent;
   o broker-dealers who act as selling agents;
   o family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above; and
   o each Fund's sub-adviser, but only for the Fund(s) for which such sub-adviser provides investment advisory services.

 44 REDUCTIONS AND WAIVERS OF SALES CHARGES

o Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund's distributor that allows for load-waived Class A purchases.


o Investment companies exchanging shares or selling assets pursuant to a reorganization, merger, acquisition, or exchange offer to which the Fund is a party.


o  Section 529 college savings plan accounts.


o  Insurance company separate accounts.


o Fund of Funds, including those advised by Funds Management (WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS/SM/), subject to review and approval by Funds Management.


o Investors who held Advisor Class shares of a WELLS FARGO ADVANTAGE FUND at the close of business on June 20, 2008 (the "Eligibility Time"), so long as the following conditions are met:
   o any purchases at NAV are limited to Class A shares of the same Fund in which the investor held Advisor Class shares at the Eligibility Time;
   o share purchases are made in the same account through which the investor held Advisor Class shares at the Eligibility Time;
   o the owner of the account remains the same as the account owner at the Eligibility Time; and
   o the account maintains a positive account balance at some time during a period of at least six months in length.

     Investors who held Advisor Class shares at the Eligibility Time are also eligible to exchange their Class A shares for Class A shares of another WELLS FARGO ADVANTAGE FUND without imposition of any Class A sales charges and would be eligible to make additional purchases of Class A shares of such other Fund at NAV in the account holding the shares received in exchange.

     The eligibility of such investors that hold Fund shares through an account maintained by a financial institution is also subject to the following additional limitation. In the event that such an investor's relationship with and/or the services such investor receives from the financial institution subsequently changes, such investor shall thereafter no longer be eligible to purchase Class A shares at NAV. Please consult with your financial representative for further details.


o Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.


o Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts" or through an omnibus account maintained with a Fund by a broker-dealer.


CDSC WAIVERS
o You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.


o We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 701/2 according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)



o We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)


o We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.


o For Class B shares purchased after May 18, 1999, for former Norwest Advantage Funds shareholders and after July 17, 1999, for former Stagecoach Funds shareholders, for all Class B shares purchased after November 8, 1999, no CDSC is imposed on withdrawals that meet both of the following circumstances:
   o withdrawals are made by participating in the Systematic Withdrawal Plan;
     and
   o withdrawals may not exceed 10% of your Fund assets (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Plan).


                                      REDUCTIONS AND WAIVERS OF SALES CHARGES 45

o We waive the Class C shares CDSC if the dealer of record waived its commission with a Fund's approval.

o We waive the Class C shares CDSC where a Fund did not pay a sales commission at the time of purchase.

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.


 46 REDUCTIONS AND WAIVERS OF SALES CHARGES

COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

DISTRIBUTION PLAN
Each Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for the Class B and Class C shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. After Class B shares were closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges) at the close of business on February 14, 2008, fees paid under the 12b-1 Plan may be used to make payments to selling or servicing agents for past sales and distribution efforts, as well as the provision of ongoing services to shareholders. The fees paid under this 12b-1 Plan are as follows:



 FUND                              CLASS B          CLASS C
 Capital Growth Fund                N/A             0.75%
 Endeavor Select Fund              0.75%            0.75%
 Growth Fund                        N/A             0.75%
 Large Company Core Fund           0.75%            0.75%
 Large Company Value Fund           N/A             0.75%
 U.S. Value Fund                   0.75%            0.75%

These fees are paid out of each Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.


SHAREHOLDER SERVICING PLAN
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.


ADDITIONAL PAYMENTS TO DEALERS
In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.


In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.


Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund's transfer agent (E.G., the


                     COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS 47 maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).


The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.


The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.


More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargoadvantagefunds.com.

 48 COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange
(NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. Each Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.


With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.


We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.


In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                          PRICING FUND SHARES 49

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

You can open a WELLS FARGO ADVANTAGE FUNDS account through any of the following means:

   o directly with the Fund. Complete a WELLS FARGO ADVANTAGE FUNDS application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;


   o through a brokerage account with an approved selling agent; or


   o through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)


 50 HOW TO OPEN AN ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

This section explains how you can buy shares directly from WELLS FARGO ADVANTAGE FUNDS. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.



 MINIMUM INVESTMENTS               INITIAL PURCHASE                                   SUBSEQUENT PURCHASES
--------------------------------- -------------------------------------------------- -------------------------------------
 Regular accounts                  $1,000                                             $100
 IRAs, IRA rollovers, Roth IRAs      $250                                             $100
 UGMA/UTMA accounts                   $50                                              $50
 Employer Sponsored                no minimum                                         no minimum
 Retirement Plans
 BUYING SHARES                     OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
--------------------------------- -------------------------------------------------- -------------------------------------
 By Internet                       A new account may not be opened by                 o To buy additional shares or buy
---------------------------------
                                  Internet unless you have another Wells Fargo       shares of a new Fund, visit
                                  Advantage Fund account with your bank              www.wellsfargo.com/
                                  information on file. If you do not currently       advantagefunds.
                                  have an account, refer to the section on           o Subsequent online purchases
                                  buying shares by mail or wire.                     have a minimum of $100 and a
                                  --------------------------------------------------
                                                                                     maximum of $100,000. You may
                                                                                     be eligible for an exception to
                                                                                     this maximum. Please call
                                                                                     Investor Services at
                                                                                     1-800-222-8222 for more
                                                                                     information.
                                                                                     -----
 By Mail                           o Complete and sign your account                   o Enclose a voided check (for
---------------------------------
                                  application.                                       checking accounts) or a deposit
                                  o Mail the application with your check made        slip (savings accounts).
                                  payable to the Fund to Investor Services at:       Alternatively, include a note
                                                                                     with your name, the Fund name,
                                                    REGULAR MAIL
                                  --------------------------------------------------
                                                                                     and your account number.
                                            WELLS FARGO ADVANTAGE FUNDS
                                                                                     o Mail the deposit slip or note
                                                   P.O. Box 8266
                                                                                     with your check made payable
                                               Boston, MA 02266-8266
                                                                                     to the Fund to the address on
                                                   OVERNIGHT ONLY                    the left.
                                  -------------------------------------------------- -------------------------------------
                                            WELLS FARGO ADVANTAGE FUNDS
                                         c/o Boston Financial Data Services
                                                    30 Dan Road
                                               Canton, MA 02021-2809
                                  --------------------------------------------------
 By Telephone                      A new account may not be opened by                 To buy additional shares or to buy
---------------------------------
                                  telephone unless you have another Wells            shares of a new Fund call:
                                  Fargo Advantage Fund account with your             o Investor Services at
                                  bank information on file. If you do not            1-800-222-8222 or
                                  currently have an account, refer to the section    o 1-800-368-7550 for the
                                  on buying shares by mail or wire.                  automated phone system.
                                  -------------------------------------------------- -------------------------------------

                                                            HOW TO BUY SHARES 51

 BUYING SHARES
-----------------------------------------------------------------------------------------------------------------
                            OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
                           ---------------------------------------------- ---------------------------------------
 In Person                  Investors are welcome to visit the Investor    See instructions shown to the left.
--------------------------                                                --------------------------------------
                           Center in person to ask questions or conduct
                           any Fund transaction. The Investor Center is
                           located at 100 Heritage Reserve,
                           Menomonee Falls, Wisconsin 53051.
                           ----------------------------------------------
 By Wire                    o Complete, sign and mail your account         To buy additional shares, instruct
--------------------------
                           application (refer to the section on buying    your bank or financial institution to
                           shares by mail)                                use the same wire instructions
                           o Provide the following instructions to your   shown to the left.
                                                                          --------------------------------------
                           financial institution:
                           State Street Bank & Trust
                           Boston, MA
                           Bank Routing Number: ABA 011000028
                           Wire Purchase Account: 9905-437-1
                           Attention: WELLS FARGO ADVANTAGE FUNDS
                           (Name of Fund, Account
                           Number and any applicable
                           share class)
                           Account Name: Provide your
                           name as registered on the
                           Fund account
                           ----------------------------------------------
 Through Your Investment    Contact your investment representative.        Contact your investment
 Representative                                                           representative.

-------------------------- ---------------------------------------------- --------------------------------------

GENERAL NOTES FOR BUYING SHARES
   o PROPER FORM. If the transfer agent receives your application in proper order before the close of the NYSE, your transactions will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.

   o U.S. DOLLARS ONLY. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

   o INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

   o NO FUND NAMED. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   o MINIMUM INITIAL AND SUBSEQUENT INVESTMENT WAIVERS. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.


 52 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with WELLS FARGO ADVANTAGE FUNDS. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.



 SELLING SHARES        TO SELL SOME OR ALL OF YOUR SHARES
--------------------- ----------------------------------------------------------------------
 Minimum Redemption    $100 (or remainder of account balance)
--------------------- ----------------------------------------------------------------------
 By Internet           Visit our Web site at www.wellsfargo.com/advantagefunds.
---------------------
                      Redemptions requested online are limited to a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
                      ----------------------------------------------------------------------
 By Mail               o Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the
                      dollar amount you wish to receive (or write "Full Redemption"
                      to redeem your remaining account balance) to the address
                      below.
                      o Make sure all account owners sign the request exactly as their names appear on the account application.
                      o  A medallion guarantee may be required under certain
                      circumstances (see "General Notes for Selling Shares").
                                                       REGULAR MAIL
--------------------- ----------------------------------------------------------------------
                                           WELLS FARGO ADVANTAGE FUNDS
                                                  P.O. Box 8266
                                              Boston, MA 02266-8266
                                                 OVERNIGHT ONLY
                      ----------------------------------------------------------------------
                                           WELLS FARGO ADVANTAGE FUNDS
                                       c/o Boston Financial Data Services
                                                   30 Dan Road
                                              Canton, MA 02021-2809
                      ----------------------------------------------------------------------
 By Wire               o To arrange for a Federal Funds wire, call 1-800-222-8222.
---------------------
                      o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                      o Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.
                      o There is a $10 fee for each request.
                      ----------------------------------------------------------------------
 In Person             Investors are welcome to visit the Investor Center in person to ask
---------------------
                      questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls,
                      Wisconsin 53051.
                      ----------------------------------------------------------------------

                                                           HOW TO SELL SHARES 53

 SELLING SHARES                           TO SELL SOME OR ALL OF YOUR SHARES
---------------------------------------- ------------------------------------------------------------------
 By Telephone /                           o Call an Investor Services representative at 1-800-222-8222 or
 Electronic Funds Transfer (EFT)         use the automated phone system 1-800-368-7550.
----------------------------------------
                                         o Telephone privileges are automatically made available to you unless you specifically decline them on your account
                                         application or subsequently in writing.
                                         o Redemption requests may not be made by phone if the
                                         address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).
                                         o A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days)
                                         or transferred to a linked bank account.
                                         o Transfers made to a Wells Fargo Bank account are made
                                         available sooner than transfers to an unaffiliated institution.
                                         o Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                                         market funds, and next day for all other WELLS FARGO ADVANTAGE
                                         FUNDS.
                                         o Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.
                                         NOTE: Telephone transactions such as redemption requests
                                         made over the phone generally require only one of the
                                         account owners to call unless you have instructed us
                                         otherwise.
                                         -----------------------------------------------------------------
 Through Your Investment Representative   Contact your investment representative.

---------------------------------------- -----------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES

   o PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.


   o CDSC FEES. Your redemption proceeds are net of any applicable CDSC fees.


   o FORM OF REDEMPTION PROCEEDS. You may request that your redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.


   o TELEPHONE/INTERNET REDEMPTIONS. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.


 54 HOW TO SELL SHARES

   o RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.


   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.


   o MEDALLION GUARANTEES. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.


                                                           HOW TO SELL SHARES 55

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:


o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (I.E., a Fund not closed to new accounts), with the following exceptions:


   o Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund; and


   o Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market funds.


o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.


o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.


o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.


o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.


o Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption.


Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.


Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.


The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders.Funds Management monitors available shareholder trading information across all Funds on a daily basis. Funds


 56 HOW TO EXCHANGE SHARES

Management will temporarily suspend the purchase and exchange privileges of an investor who completes a purchase and redemption in a Fund within 30 calendar days. Such investor will be precluded from investing in the Fund for a period of 30 calendar days.


A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.


Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plan shares and funds of funds.


                                                       HOW TO EXCHANGE SHARES 57

ACCOUNT POLICIES
--------------------------------------------------------------------------------

AUTOMATIC PLANS
These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.


o AUTOMATIC INVESTMENT PLAN - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.


o AUTOMATIC EXCHANGE PLAN - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.


o SYSTEMATIC WITHDRAWAL PLAN - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:
   o must have a Fund account valued at $10,000 or more;
   o must have your distributions reinvested; and
   o may not simultaneously participate in the Automatic Investment Plan.


o PAYROLL DIRECT DEPOSIT - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.


It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.


HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.


RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:


o  Individual Retirement Plans, including traditional IRAs and Roth IRAs.


o Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.


There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.


SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.


 58 ACCOUNT POLICIES

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.


ELECTRONIC DELIVERY OF FUND DOCUMENTS
You may elect to receive your account statements, transaction confirmations, Fund prospectuses, shareholder reports and other Fund documents electronically. If you make this election, you will be notified by e-mail when the most recent Fund documents or statements are available for viewing and downloading on the Funds' Web site. For security reasons, online access to account statements and transaction confirmations will require the establishment of a login ID and password prior to viewing.


To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds' Web site at www.wellsfargo.com/advantagefunds. The e-mail address provided in your account application will be used to send e-mail notifications to you and should be a personal/ nonbusiness e-mail address. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by logging into your account online or by calling 1-800-359-3379.


STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.


TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.


USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.


                                                             ACCOUNT POLICIES 59

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds, except the Large Company Core Fund, Large Company Value Fund, and U.S. Value Fund, make distributions of any net investment income and any realized net capital gains annually. The Large Company Core Fund, Large Company Value Fund, and U.S. Value Fund make distributions of any net investment income quarterly and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.


We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

o AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.


o CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.


o BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.


o DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.


 60 DISTRIBUTIONS

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.


We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.


Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.


An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Portfolio shareholder, the portion of your distributions attributable to dividends received by your Portfolio from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.


Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.


If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.


Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.


In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                        TAXES 61

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand the Funds' financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period, except where noted. The information, along with the report of an independent registered public accounting firm and the Funds' financial statements, is also contained in the Funds' annual or semi-annual report, a copy of which is available upon request.


The Financial Highlights which follow show the financial performance of the Investor Class shares of the Large Company Value Fund.


 62 FINANCIAL HIGHLIGHTS

CAPITAL GROWTH FUND
CLASS A SHARES-COMMENCED ON JULY 31, 2007
For a share outstanding throughout each period

                                                     JAN. 31,
                                                    2008                  JULY 31,
 FOR THE PERIOD ENDED:                          (UNAUDITED)             2007/1/
 NET ASSET VALUE, BEGINNING OF PERIOD                $18.64                $18.64
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        (0.04)/2/              0.00
  Net realized and unrealized gain
(loss)
   on investments                                     (0.31)                 0.00
  Total from investment operations                    (0.35)                 0.00
 LESS DISTRIBUTIONS:
  Distributions from net investment
   income                                              0.00                  0.00
  Distributions from net realized gain                (1.04)                 0.00
  Total distributions                                 (1.04)                 0.00
 NET ASSET VALUE, END OF PERIOD                      $17.25                $18.64
 TOTAL RETURN/3/                                      (2.49)%                0.00%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                   $5,720                   $10
  Ratio of net investment income (loss)
to
   average net assets                                 (0.41)%                0.00%
  Ratio of expenses to average net
assets
   prior to waived fees and reimbursed
   expenses/4/                                         1.33%                 0.00%
  Waived fees and reimbursed expenses/4/              (0.08)%                0.00%
  Ratio of expenses to average net
assets
   after waived fees and expenses/4/                   1.25%                 0.00%
  Portfolio turnover rate/5/                             75%                  114%

1 Class A and Class C were incepted on July 31, 2007 and had no activity during the year.
2 Calculated based upon average shares outstanding.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 63

CAPITAL GROWTH FUND
CLASS C SHARES-COMMENCED ON JULY 31, 2007
For a share outstanding throughout each period

                                                     JAN. 31,
                                                    2008                  JULY 31,
 FOR THE PERIOD ENDED:                          (UNAUDITED)             2007/1/
 NET ASSET VALUE, BEGINNING OF PERIOD                $18.64                $18.64
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        (0.10)/2/              0.00
  Net realized and unrealized gain
(loss)
   on investments                                     (0.31)                 0.00
  Total from investment operations                    (0.41)                 0.00
 LESS DISTRIBUTIONS:
  Distributions from net investment
   income                                              0.00                  0.00
  Distributions from net realized gain                (1.04)                 0.00
  Total distributions                                 (1.04)                 0.00
 NET ASSET VALUE, END OF PERIOD                      $17.19                $18.64
 TOTAL RETURN/3/                                      (2.82)%                0.00%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                   $1,885                   $10
  Ratio of net investment income (loss)
to
   average net assets                                 (1.08)%                0.00%
  Ratio of expenses to average net
assets
   prior to waived fees and reimbursed
   expenses/4/                                         2.08%                 0.00%
  Waived fees and reimbursed expenses/4/              (0.08)%                0.00%
  Ratio of expenses to average net
assets
   after waived fees and expenses/4/                   2.00%                 0.00%
  Portfolio turnover rate/5/                             75%                  114%

1 Class A and Class C were incepted on July 31, 2007 and had no activity during the year.
2 Calculated based upon average shares outstanding.
3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 64 FINANCIAL HIGHLIGHTS

ENDEAVOR SELECT FUND
CLASS A SHARES-COMMENCED ON DECEMBER 29, 2000
For a share outstanding throughout each period

                                      JAN. 31,
                                       2008              JULY 31,           JULY 31,           JULY 31,           DEC. 31,
 FOR THE PERIOD ENDED:             (UNAUDITED)            2007               2006              2005/1/             2004
 NET ASSET VALUE,
BEGINNING OF PERIOD                     $10.85              $9.35              $9.47              $9.16              $8.36
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
   (loss)                                (0.01)/2/          (0.04)/2/          (0.05)/2/          (0.04)/2/          (0.09)/2/
  Net realized and
   unrealized gain (loss)
   on investments                        (0.32)              1.54               0.02               0.56               1.47
                                      -----------          ---------          ---------          ---------          ---------
  Total from investment
   operations                            (0.33)              1.50              (0.03)              0.52               1.38
                                      -----------          ---------          ---------          ---------          ---------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                      0.00               0.00               0.00               0.00               0.00
  Distributions from net
   realized gain                         (0.10)           0.00/3/              (0.09)             (0.21)             (0.58)
                                      -----------        -----------          ---------          ---------          ---------
  Total distributions                    (0.10)              0.00              (0.09)             (0.21)             (0.58)
                                      -----------        -----------          ---------          ---------          ---------
 NET ASSET VALUE, END OF
PERIOD                                  $10.42             $10.85              $9.35              $9.47              $9.16
                                      ===========        ===========          =========          =========          =========
 TOTAL RETURN/4/                         (3.12)%            16.05%             (0.33)%             5.93%             16.80%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                      $188,300           $162,421           $148,765            $50,932            $94,805
  Ratio of net investment
   income (loss) to
   average net assets                    (0.20)%            (0.40)%            (0.53)%            (0.73)%            (1.05)%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/5/                            1.35%              1.36%              1.40%              1.53%              1.61%
  Waived fees and
   reimbursed
   expenses/5/                           (0.10)%            (0.11)%            (0.15)%            (0.14)%            (0.04)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/5/                        1.25%              1.25%              1.25%              1.39%              1.57%
  Portfolio turnover rate/6/                79%                91%                84%                54%               169%



                                     DEC. 31,           DEC. 31,
 FOR THE PERIOD ENDED:                2003               2002
 NET ASSET VALUE,
BEGINNING OF PERIOD                     $6.10              $7.99
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income
   (loss)                               (0.07)/2/          (0.07)/2/
  Net realized and
   unrealized gain (loss)
   on investments                        2.33              (1.81)
                                       ---------          ---------
  Total from investment
   operations                            2.26              (1.88)
                                       ---------          ---------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                     0.00               0.00
  Distributions from net
   realized gain                         0.00              (0.01)
                                       ---------          ---------
  Total distributions                    0.00              (0.01)
                                       ---------          ---------
 NET ASSET VALUE, END OF
PERIOD                                  $8.36              $6.10
                                       =========          =========
 TOTAL RETURN/4/                        37.05%            (23.52)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                      $81,190            $55,762
  Ratio of net investment
   income (loss) to
   average net assets                   (1.01)%            (1.08)%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/5/                           1.61%              1.60%
  Waived fees and
   reimbursed
   expenses/5/                          (0.03)%            (0.01)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/5/                       1.58%              1.59%
  Portfolio turnover rate/6/              244%               437%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Calculated based upon average shares outstanding.
3 Amount calculated is less than $0.005.
4 Total returns calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
5 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
6 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 65

ENDEAVOR SELECT FUND
CLASS B SHARES-COMMENCED ON DECEMBER 29, 2000
For a share outstanding throughout each period

                                      JAN. 31,
                                       2008              JULY 31,           JULY 31,           JULY 31,
 FOR THE PERIOD ENDED:             (UNAUDITED)            2007               2006              2005/1/
 NET ASSET VALUE,
BEGINNING OF PERIOD                     $10.29              $8.94              $9.12               $8.87
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
   (loss)                                (0.05)/2/          (0.11)/2/          (0.12)/2/           (0.07)/2/
  Net realized and
   unrealized gain (loss)
   on investments                        (0.29)              1.46               0.03                0.53
                                      -----------          ---------          ---------          ----------
  Total from investment
   operations                            (0.34)              1.35              (0.09)               0.46
                                      -----------          ---------          ---------          ----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                      0.00               0.00               0.00                0.00
  Distributions from net
   realized gain                         (0.10)           0.00/3/              (0.09)              (0.21)
                                      -----------        -----------          ---------          ----------
  Total distributions                    (0.10)              0.00              (0.09)              (0.21)
                                      -----------        -----------          ---------          ----------
 NET ASSET VALUE, END OF
PERIOD                                   $9.85             $10.29              $8.94               $9.12
                                      ===========        ===========          =========          ==========
 TOTAL RETURN/4/                         (3.39)%            15.11%             (1.01)%              5.44%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                        $9,794            $10,596            $11,353              $4,403
  Ratio of net investment
   income (loss) to
   average net assets                    (0.96)%            (1.16)%            (1.28)%             (1.47)%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/5/                            2.09%              2.11%              2.15%               2.28%
  Waived fees and
   reimbursed
   expenses/5/                           (0.09)%            (0.11)%            (0.15)%             (0.15)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/5/                        2.00%              2.00%              2.00%               2.13%
  Portfolio turnover rate/6/                79%                91%                84%                 54%



                                     DEC. 31,            DEC. 31,            DEC. 31,
 FOR THE PERIOD ENDED:                 2004                2003               2002
 NET ASSET VALUE,
BEGINNING OF PERIOD                      $8.18               $6.02              $7.94
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
   (loss)                                (0.15)/2/           (0.12)/2/          (0.12)/2/
  Net realized and
   unrealized gain (loss)
   on investments                         1.42                2.28              (1.79)
                                       ----------          ----------          ---------
  Total from investment
   operations                             1.27                2.16              (1.91)
                                       ----------          ----------          ---------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                      0.00                0.00               0.00
  Distributions from net
   realized gain                         (0.58)               0.00              (0.01)
                                       ----------          ----------          ---------
  Total distributions                    (0.58)               0.00              (0.01)
                                       ----------          ----------          ---------
 NET ASSET VALUE, END OF
PERIOD                                   $8.87               $8.18              $6.02
                                       ==========          ==========          =========
 TOTAL RETURN/4/                         15.82%              35.88%            (24.04)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                        $1,800                $622               $317
  Ratio of net investment
   income (loss) to
   average net assets                    (1.72)%             (1.79)%            (1.85)%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/5/                            2.39%               2.40%              2.39%
  Waived fees and
   reimbursed
   expenses/5/                           (0.04)%             (0.06)%            (0.03)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/5/                        2.35%               2.34%              2.36%
  Portfolio turnover rate/6/               169%                244%               437%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Calculated based upon average shares outstanding.
3 Amount calculated is less than $0.005.
4 Total returns calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
5 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
6 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 66 FINANCIAL HIGHLIGHTS

ENDEAVOR SELECT FUND
CLASS C SHARES-COMMENCED ON DECEMBER 29, 2000
For a share outstanding throughout each period

                                      JAN. 31,
                                       2008              JULY 31,            JULY 31,
 FOR THE PERIOD ENDED:             (UNAUDITED)             2007                2006
 NET ASSET VALUE,
BEGINNING OF PERIOD                     $10.28               $8.93               $9.11
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
   (loss)                                (0.05)/2/           (0.11)/2/           (0.12)/2/
  Net realized and
   unrealized gain on
   investments                           (0.29)               1.46                0.03
                                      -----------          ----------          ----------
  Total from investment
   operations                            (0.34)               1.35               (0.09)
                                      -----------          ----------          ----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                      0.00                0.00                0.00
  Distributions from net
   realized gain                         (0.10)            0.00/3/               (0.09)
                                      -----------        ------------          ----------
  Total distributions                    (0.10)               0.00               (0.09)
                                      -----------        ------------          ----------
 NET ASSET VALUE, END OF
PERIOD                                   $9.84              $10.28               $8.93
                                      ===========        ============          ==========
 TOTAL RETURN/4/                         (3.39)%             15.12%              (1.01)%
  Net assets, end of
   period (000s)                       $10,128              $9,805              $6,890
  Ratio of net investment
   income (loss) to
   average net assets                    (0.96)%             (1.14)%             (1.30)%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/5/                            2.09%               2.11%               2.15%
  Waived fees and
   reimbursed
   expenses/5/                           (0.09)%             (0.11)%             (0.15)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/5/                        2.00%               2.00%               2.00%
  Portfolio turnover rate/6/                79%                 91%                 84%



                                     JULY 31,            DEC. 31,            DEC. 31,            DEC. 31,
 FOR THE PERIOD ENDED:               2005/1/               2004                2003               2002
 NET ASSET VALUE,
BEGINNING OF PERIOD                      $8.87               $8.18               $6.02              $7.93
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
   (loss)                                (0.08)/2/           (0.16)/2/           (0.13)/2/          (0.12)/2/
  Net realized and
   unrealized gain on
   investments                            0.53                1.43                2.29              (1.78)
                                       ----------          ----------          ----------          ---------
  Total from investment
   operations                             0.45                1.27                2.16              (1.90)
                                       ----------          ----------          ----------          ---------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                      0.00                0.00                0.00               0.00
  Distributions from net
   realized gain                         (0.21)              (0.58)               0.00              (0.01)
                                       ----------          ----------          ----------          ---------
  Total distributions                    (0.21)              (0.58)               0.00              (0.01)
                                       ----------          ----------          ----------          ---------
 NET ASSET VALUE, END OF
PERIOD                                   $9.11               $8.87               $8.18              $6.02
                                       ==========          ==========          ==========          =========
 TOTAL RETURN/4/                          5.33%              15.82%              35.88%            (23.95)%
  Net assets, end of
   period (000s)                        $1,802              $1,080                $444               $231
  Ratio of net investment
   income (loss) to
   average net assets                    (1.52)%             (1.82)%             (1.83)%            (1.78)%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/5/                            2.32%               2.41%               2.45%              2.32%
  Waived fees and
   reimbursed
   expenses/5/                           (0.14)%             (0.04)%             (0.07)%            (0.04)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/5/                        2.18%               2.37%               2.38%              2.28%
  Portfolio turnover rate/6/                54%                169%                244%               437%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Calculated based upon average shares outstanding.
3 Amount calculated is less than $0.005.
4 Total returns calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
5 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
6 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 67

GROWTH FUND
CLASS A SHARES (EFFECTIVE JUNE 20, 2008, THE ADVISOR CLASS WAS RENAMED CLASS A)
 -
COMMENCED ON FEBRUARY 24, 2000
For a share outstanding throughout each period

                                      JAN. 31,
                                       2008              JULY 31,           JULY 31,           JULY 31,            DEC. 31,
 FOR THE PERIOD ENDED:             (UNAUDITED)            2007               2006              2005/1/               2004
 NET ASSET VALUE,
BEGINNING OF PERIOD                     $26.36             $20.45             $19.84              $19.22              $17.09
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
   (loss)                                (0.08)/2/          (0.15)/2/          (0.16)/2/           (0.10)/2/           (0.15)/2/
  Net realized and
   unrealized gain (loss)
   on investments                        (0.39)              6.06               0.77                0.72                2.28
                                      -----------         ----------         ----------         -----------         -----------
  Total from investment
   operations                            (0.47)              5.91               0.61                0.62                2.13
                                      -----------         ----------         ----------         -----------         -----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                      0.00               0.00               0.00                0.00                0.00
  Distributions from net
   realized gain                          0.00               0.00               0.00                0.00                0.00
                                      -----------         ----------         ----------         -----------         -----------
  Total distributions                     0.00               0.00               0.00                0.00                0.00
                                      -----------         ----------         ----------         -----------         -----------
 NET ASSET VALUE, END OF
PERIOD                                  $25.89             $26.36             $20.45              $19.84              $19.22
                                      ===========         ==========         ==========         ===========         ===========
 TOTAL RETURN/3/                         (1.71)%            28.85%              3.07%               3.23%              12.46%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                       $39,412            $23,142            $16,468              $9,762              $6,357
  Ratio of net investment
   income (loss) to
   average net assets                    (0.58)%            (0.63)%            (0.77)%             (0.93)%             (0.86)%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/4/                            1.37%              1.34%              1.33%               1.43%               1.59%
  Waived fees and
   reimbursed
   expenses/4/                           (0.07)%            (0.04)%            (0.03)%             (0.04)%             (0.05)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/4/                        1.30%              1.30%              1.30%               1.39%               1.54%
  Portfolio turnover rate/5/                64%               117%               123%                 76%                 92%



                                     DEC. 31,            DEC. 31,
 FOR THE PERIOD ENDED:                 2003               2002
 NET ASSET VALUE,
BEGINNING OF PERIOD                     $13.14             $17.58
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income
   (loss)                                (0.16)/2/          (0.17)/2/
  Net realized and
   unrealized gain (loss)
   on investments                         4.11              (4.27)
                                      -----------         ----------
  Total from investment
   operations                             3.95              (4.44)
                                      -----------         ----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                      0.00               0.00
  Distributions from net
   realized gain                          0.00               0.00
                                      -----------         ----------
  Total distributions                     0.00               0.00
                                      -----------         ----------
 NET ASSET VALUE, END OF
PERIOD                                  $17.09             $13.14
                                      ===========         ==========
 TOTAL RETURN/3/                         30.06%            (25.26)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                        $9,294             $9,764
  Ratio of net investment
   income (loss) to
   average net assets                    (1.10)%            (1.16)%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/4/                            1.57%              1.56%
  Waived fees and
   reimbursed
   expenses/4/                           (0.02)%             0.00%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/4/                        1.55%              1.56%
  Portfolio turnover rate/5/               139%               249%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 68 FINANCIAL HIGHLIGHTS

GROWTH FUND
CLASS C SHARES-COMMENCED ON DECEMBER 26, 2002
For a share outstanding throughout each period

                                      JAN. 31,
                                       2008              JULY 31,            JULY 31,            JULY 31,
 FOR THE PERIOD ENDED:             (UNAUDITED)             2007                2006              2005/1/
 NET ASSET VALUE,
BEGINNING OF PERIOD                     $25.62              $20.03              $19.57              $19.00
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
   (loss)                                (0.18)/3/           (0.31)/3/           (0.32)/3/           (0.14)/3/
  Net realized and
   unrealized gain on
   investments                           (0.38)               5.90                0.78                0.71
                                      -----------         -----------         -----------         -----------
  Total from investment
   operations                            (0.56)               5.59                0.46                0.57
                                      -----------         -----------         -----------         -----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                      0.00                0.00                0.00                0.00
  Distributions from net
   realized gain                          0.00                0.00                0.00                0.00
                                      -----------         -----------         -----------         -----------
  Total distributions                     0.00                0.00                0.00                0.00
                                      -----------         -----------         -----------         -----------
 NET ASSET VALUE, END OF
PERIOD                                  $25.06              $25.62              $20.03              $19.57
                                      ===========         ===========         ===========         ===========
 TOTAL RETURN/5/                         (2.07)%             27.86%               2.35%               3.00%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                          $852                $325                $170                $146
  Ratio of net investment
   income (loss) to
   average net assets                    (1.35)%             (1.35)%             (1.52)%             (1.36)%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/6/                            2.12%               2.09%               2.08%               1.94%
  Waived fees and
   reimbursed
   expenses/6/                           (0.08)%             (0.04)%             (0.03)%             (0.15)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/6/                        2.04%               2.05%               2.05%               1.79%
  Portfolio turnover rate/7/                64%                117%                123%                 76%



                                     DEC. 31,            DEC. 31,          DEC. 31,
 FOR THE PERIOD ENDED:                 2004                2003            2002/2/
 NET ASSET VALUE,
BEGINNING OF PERIOD                     $17.03              $13.21            $13.44
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income
   (loss)                                (0.30)/3/           (0.32)/3/     0.00/3,4/
  Net realized and
   unrealized gain on
   investments                            2.27                4.14             (0.23)
                                      -----------         -----------     ----------
  Total from investment
   operations                             1.97                3.82             (0.23)
                                      -----------         -----------     ----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                      0.00                0.00              0.00
  Distributions from net
   realized gain                          0.00                0.00              0.00
                                      -----------         -----------     ----------
  Total distributions                     0.00                0.00              0.00
                                      -----------         -----------     ----------
 NET ASSET VALUE, END OF
PERIOD                                  $19.00              $17.03            $13.21
                                      ===========         ===========     ==========
 TOTAL RETURN/5/                         11.57%              28.92%            (1.71)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                          $314                $512               $98
  Ratio of net investment
   income (loss) to
   average net assets                    (1.74)%             (2.02)%            0.00%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/6/                            3.35%               4.31%             2.34%
  Waived fees and
   reimbursed
   expenses/6/                           (0.93)%             (1.84)%           (0.01)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/6/                        2.42%               2.47%             2.33%
  Portfolio turnover rate/7/                92%                139%              249%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Commencement of operations.
3 Calculated based upon average shares outstanding.
4 Amount calculated is less than $0.005.
5 Total returns calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
6 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
7 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 69

LARGE COMPANY CORE FUND
(FORMERLY NAMED THE GROWTH AND INCOME FUND)
CLASS A SHARES (EFFECTIVE JUNE 20, 2008, THE ADVISOR CLASS WAS RENAMED CLASS A)
-
COMMENCED ON FEBRUARY 29, 2000
For a share outstanding throughout each period

                                   JAN. 31,
                                    2008         JULY 31,       JULY 31,       JULY 31,       DEC. 31,
 FOR THE PERIOD ENDED:           (UNAUDITED)       2007          2006          2005/1/         2004
 NET ASSET VALUE,
BEGINNING OF PERIOD                  $25.04        $20.31         $20.70         $21.21         $19.57
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
   (loss)                           0.00/6/       0.11/2/        0.10/2/        0.05/2/           0.08
  Net realized and
   unrealized gain (loss)
   on investments                     (1.58)         4.76          (0.38)         (0.51)          1.65
                                  ---------     ---------      ---------      ---------       --------
  Total from investment
   operations                         (1.54)         4.87          (0.28)         (0.46)          1.73
                                  ---------     ---------      ---------      ---------       --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                  (0.09)        (0.14)         (0.11)         (0.05)         (0.09)
  Distributions from net
   realized gain                       0.00          0.00           0.00           0.00           0.00
                                  ---------     ---------      ---------      ---------       --------
  Total distributions                 (0.09)        (0.14)         (0.11)         (0.05)         (0.09)
                                  ---------     ---------      ---------      ---------       --------
 NET ASSET VALUE, END OF
PERIOD                               $23.37        $25.04         $20.31         $20.70         $21.21
                                  =========     =========      =========      =========       ========
 TOTAL RETURN/3/                      (6.37)%       24.06%         (1.36)%        (2.14)%         8.85%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                     $3,215        $3,629         $2,908         $5,007         $6,068
  Ratio of net investment
   income (loss) to
   average net assets                  0.78%         0.48%          0.47%          0.42%          0.36%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/4/                         1.36%         1.36%          1.35%          1.39%          1.44%
  Waived fees and
   reimbursed
   expenses/4/                        (0.22)%       (0.22)%        (0.21)%        (0.14)%        (0.06)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/4/                     1.14%         1.14%          1.14%          1.25%          1.38%
  Portfolio turnover rate/5/             20%           56%            16%            74%           136%



                                  DEC. 31,       DEC. 31,
 FOR THE PERIOD ENDED:              2003          2002
 NET ASSET VALUE,
BEGINNING OF PERIOD                 $15.77         $20.20
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income
   (loss)                          0.05/2/           0.04
  Net realized and
   unrealized gain (loss)
   on investments                     3.80          (4.41)
                                 ---------        -------
  Total from investment
   operations                         3.85          (4.37)
                                 ---------        -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                 (0.05)         (0.06)
  Distributions from net
   realized gain                      0.00           0.00
                                 ---------        -------
  Total distributions                (0.05)         (0.06)
                                 ---------        -------
 NET ASSET VALUE, END OF
PERIOD                              $19.57         $15.77
                                 =========        =======
 TOTAL RETURN/3/                     24.42%        (21.67)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                    $8,631        $10,347
  Ratio of net investment
   income (loss) to
   average net assets                 0.29%          0.24%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/4/                        1.35%          1.27%
  Waived fees and
   reimbursed
   expenses/4/                       (0.01)%        (0.01)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/4/                    1.34%          1.26%
  Portfolio turnover rate/5/           199%           188%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.
6 Amount calculated is less than $0.005.

 70 FINANCIAL HIGHLIGHTS

LARGE COMPANY VALUE FUND
INVESTOR CLASS SHARES-COMMENCED ON JULY 1, 1993
For a share outstanding throughout each period



                                     JAN. 31,
                                      2008          JULY 31,      JULY 31,      JULY 31,      DEC. 31,
 FOR THE PERIOD ENDED:            (UNAUDITED)         2007          2006        2005/1/         2004
 NET ASSET VALUE,
BEGINNING OF PERIOD                   $17.35         $16.99        $16.74        $16.38        $14.57
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
   (loss)                            0.16/2/        0.29/2/          0.27          0.10          0.22
  Net realized and
   unrealized gain (loss)
   on investments                      (0.49)          1.56          1.00          1.00          1.81
                                   ---------       --------       -------       -------       -------
  Total from investment
   operations                          (0.33)          1.85          1.27          1.10          2.03
                                   ---------       --------       -------       -------       -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                   (0.15)         (0.31)        (0.24)        (0.09)        (0.22)
  Distributions from net
   realized gain                       (1.19)         (1.18)        (0.78)        (0.65)         0.00
                                   ---------       --------       -------       -------       -------
  Total distributions                  (1.34)         (1.49)        (1.02)        (0.74)        (0.22)
                                   ---------       --------       -------       -------       -------
 NET ASSET VALUE, END OF
PERIOD                                $15.68         $17.35        $16.99        $16.74        $16.38
                                   =========       ========       =======       =======       =======
 TOTAL RETURN/3/                       (2.25)%        11.04%         7.93%         6.85%        14.04%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                     $171,650       $196,291      $191,792      $223,800      $122,747
  Ratio of net investment
   income (loss) to
   average net assets                   1.77%          1.62%         1.57%         1.06%         1.40%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/4/                          1.50%          1.51%         1.50%         1.52%         1.40%
  Waived fees and
   reimbursed
   expenses/4/                         (0.13)%        (0.14)%       (0.13)%       (0.13)%       (0.04)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/4/                      1.37%          1.37%         1.37%         1.39%         1.36%
  Portfolio turnover rate/5/               4%            18%            8%           26%           49%



                                  DEC. 31,       DEC. 31,
 FOR THE PERIOD ENDED:              2003          2002
 NET ASSET VALUE,
BEGINNING OF PERIOD                 $11.85        $15.19
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income
   (loss)                             0.16          0.15
  Net realized and
   unrealized gain (loss)
   on investments                     2.72         (3.09)
                                   -------       --------
  Total from investment
   operations                         2.88         (2.94)
                                   -------       --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                 (0.16)        (0.15)
  Distributions from net
   realized gain                      0.00         (0.25)
                                   -------       --------
  Total distributions                (0.16)        (0.40)
                                   -------       --------
 NET ASSET VALUE, END OF
PERIOD                              $14.57        $11.85
                                   =======       ========
 TOTAL RETURN/3/                     24.50%       (19.77)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                  $140,758      $151,165
  Ratio of net investment
   income (loss) to
   average net assets                 1.24%         1.05%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/4/                        1.40%         1.40%
  Waived fees and
   reimbursed
   expenses/4/                        0.00%         0.00%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/4/                    1.40%         1.40%
  Portfolio turnover rate/5/            92%          114%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of expenses to average net assets prior to waived fees and reimbursed expenses reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 71

U.S. VALUE FUND
CLASS A SHARES-COMMENCED ON NOVEMBER 30, 2000
For a share outstanding throughout each period

                                    JAN. 31,
                                     2008         JULY 31,      JULY 31,      JULY 31,       DEC. 31,
 FOR THE PERIOD ENDED:           (UNAUDITED)        2007          2006        2005/1/         2004
 NET ASSET VALUE,
BEGINNING OF PERIOD                   $18.74        $17.09        $18.64        $18.55         $17.65
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
   (loss)                            0.16/2/       0.19/2/       0.18/2/       0.07/2/           0.20
  Net realized and
   unrealized gain (loss)
   on investments                      (1.91)         2.19          0.71          0.36           2.22
                                   ---------     ---------     ---------     ---------       --------
  Total from investment
   operations                          (1.75)         2.38          0.89          0.43           2.42
                                   ---------     ---------     ---------     ---------       --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                   (0.15)        (0.21)        (0.19)        (0.05)         (0.18)
  Distributions from net
   realized gain                       (3.98)        (0.52)        (2.25)        (0.29)         (1.34)
                                   ---------     ---------     ---------     ---------       --------
  Total distributions                  (4.13)        (0.73)        (2.44)        (0.34)         (1.52)
                                   ---------     ---------     ---------     ---------       --------
 NET ASSET VALUE, END OF
PERIOD                                $12.86        $18.74        $17.09        $18.64         $18.55
                                   =========     =========     =========     =========       ========
 TOTAL RETURN/3/                      (10.45)%       14.04%         5.49%         2.38%         14.08%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                      $1,827        $2,893        $2,741        $5,250         $5,264
  Ratio of net investment
   income (loss) to
   average net assets                   1.87%         1.04%         1.02%         0.67%          1.14%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/4/                          1.61%         1.38%         1.37%         1.39%          1.41%
  Waived fees and
   reimbursed
   expenses/4/                         (0.36)%       (0.13)%       (0.12)%       (0.09)%        (0.06)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/4/                      1.25%         1.25%         1.25%         1.30%          1.35%
  Portfolio turnover rate/5/              50%           17%           43%           14%            47%



                                   DEC. 31,       DEC. 31,
 FOR THE PERIOD ENDED:              2003           2002
 NET ASSET VALUE,
BEGINNING OF PERIOD                  $13.66         $17.83
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income
   (loss)                              0.14        0.12/2/
  Net realized and
   unrealized gain (loss)
   on investments                      4.00          (2.77)
                                   --------       --------
  Total from investment
   operations                          4.14          (2.65)
                                   --------       --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                  (0.15)         (0.16)
  Distributions from net
   realized gain                       0.00          (1.36)
                                   --------       --------
  Total distributions                 (0.15)         (1.52)
                                   --------       --------
 NET ASSET VALUE, END OF
PERIOD                               $17.65         $13.66
                                   ========       ========
 TOTAL RETURN/3/                      30.48%        (16.34)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                     $4,752         $2,524
  Ratio of net investment
   income (loss) to
   average net assets                  0.99%          0.93%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/4/                         1.40%          1.30%
  Waived fees and
   reimbursed
   expenses/4/                        (0.02)%        (0.02)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/4/                     1.38%          1.28%
  Portfolio turnover rate/5/             53%            90%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Calculated based upon average shares outstanding.
3 Total returns calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 72 FINANCIAL HIGHLIGHTS

U.S. VALUE FUND
CLASS B SHARES-COMMENCED ON NOVEMBER 30, 2000
For a share outstanding throughout each period

                                    JAN. 31,
                                     2008         JULY 31,      JULY 31,         JULY 31,          DEC. 31,
 FOR THE PERIOD ENDED:           (UNAUDITED)        2007          2006           2005/1/            2004
 NET ASSET VALUE,
BEGINNING OF PERIOD                   $18.65        $17.02        $18.57            $18.52           $17.64
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
   (loss)                            0.09/2/       0.05/2/       0.05/2/             (0.01)/2/         0.07
  Net realized and
   unrealized gain (loss)
   on investments                      (1.89)         2.17          0.71              0.36             2.21
                                   ---------     ---------     ---------          -----------      --------
  Total from investment
   operations                          (1.80)         2.22          0.76              0.35             2.28
                                   ---------     ---------     ---------          -----------      --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                   (0.08)        (0.07)        (0.06)            (0.01)           (0.06)
  Distributions from net
   realized gain                       (3.98)        (0.52)        (2.25)            (0.29)           (1.34)
                                   ---------     ---------     ---------          -----------      --------
  Total distributions                  (4.06)        (0.59)        (2.31)            (0.30)           (1.40)
                                   ---------     ---------     ---------          -----------      --------
 NET ASSET VALUE, END OF
PERIOD                                $12.79        $18.65        $17.02            $18.57           $18.52
                                   =========     =========     =========          ===========      ========
 TOTAL RETURN/3/                      (10.73)%       13.13%         4.72%             1.95%           13.20%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                      $2,905        $4,035        $4,439            $6,368           $6,369
  Ratio of net investment
   income (loss) to
   average net assets                   1.10%         0.30%         0.30%            (0.10)%           0.39%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/4/                          2.38%         2.13%         2.12%             2.16%            2.15%
  Waived fees and
   reimbursed
   expenses/4/                         (0.38)%       (0.13)%       (0.12)%           (0.08)%          (0.05)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/4/                      2.00%         2.00%         2.00%             2.08%            2.10%
  Portfolio turnover rate/5/              50%           17%           43%               14%              47%



                                   DEC. 31,       DEC. 31,
 FOR THE PERIOD ENDED:              2003           2002
 NET ASSET VALUE,
BEGINNING OF PERIOD                  $13.67         $17.81
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income
   (loss)                              0.03        0.02/2/
  Net realized and
   unrealized gain (loss)
   on investments                      3.98          (2.78)
                                   --------       --------
  Total from investment
   operations                          4.01          (2.76)
                                   --------       --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                  (0.04)         (0.02)
  Distributions from net
   realized gain                       0.00          (1.36)
                                   --------       --------
  Total distributions                 (0.04)         (1.38)
                                   --------       --------
 NET ASSET VALUE, END OF
PERIOD                               $17.64         $13.67
                                   ========       ========
 TOTAL RETURN/3/                      29.37%        (17.01)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                     $4,958         $3,124
  Ratio of net investment
   income (loss) to
   average net assets                  0.21%          0.11%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/4/                         2.17%          2.15%
  Waived fees and
   reimbursed
   expenses/4/                        (0.02)%        (0.02)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/4/                     2.15%          2.13%
  Portfolio turnover rate/5/             53%            90%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Calculated based upon average shares outstanding.
3 Total returns calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 73

U.S. VALUE FUND
CLASS C SHARES-COMMENCED ON NOVEMBER 30, 2000
For a share outstanding throughout each period

                                    JAN. 31,
                                     2008         JULY 31,      JULY 31,         JULY 31,          DEC. 31,
 FOR THE PERIOD ENDED:           (UNAUDITED)        2007          2006           2005/1/            2004
 NET ASSET VALUE,
BEGINNING OF PERIOD                   $18.57        $16.94        $18.50            $18.44           $17.56
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
   (loss)                            0.09/2/       0.06/2/       0.05/2/             (0.01)/2/         0.06
  Net realized and
   unrealized gain on
   investments                         (1.88)         2.16          0.70              0.36             2.20
                                   ---------     ---------     ---------          -----------      --------
  Total from investment
   operations                          (1.79)         2.22          0.75              0.35             2.26
                                   ---------     ---------     ---------          -----------      --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                   (0.09)        (0.07)        (0.06)            (0.00)/3/        (0.04)
  Distributions from net
   realized gain                       (3.98)        (0.52)        (2.25)            (0.29)           (1.34)
                                   ---------     ---------     ---------          -----------      --------
  Total distributions                  (4.07)        (0.59)        (2.31)            (0.29)           (1.38)
                                   ---------     ---------     ---------          -----------      --------
 NET ASSET VALUE, END OF
PERIOD                                $12.71        $18.57        $16.94            $18.50           $18.44
                                   =========     =========     =========          ===========      ========
 TOTAL RETURN/4/                      (10.76)%       13.19%         4.68%             1.95%           13.15%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                      $1,452        $1,827        $2,118            $3,165           $4,294
  Ratio of net investment
   income (loss) to
   average net assets                   1.09%         0.30%         0.30%            (0.12)%           0.31%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/5/                          2.38%         2.13%         2.12%             2.18%            2.23%
  Waived fees and
   reimbursed
   expenses/5/                         (0.38)%       (0.13)%       (0.12)%           (0.08)%          (0.06)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/5/                      2.00%         2.00%         2.00%             2.10%            2.17%
  Portfolio turnover rate/6/              50%           17%           43%               14%              47%



                                   DEC. 31,       DEC. 31,
 FOR THE PERIOD ENDED:              2003           2002
 NET ASSET VALUE,
BEGINNING OF PERIOD                  $13.61         $17.82
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income
   (loss)                              0.03        0.02/2/
  Net realized and
   unrealized gain on
   investments                         3.97          (2.78)
                                   --------       --------
  Total from investment
   operations                          4.00          (2.76)
                                   --------       --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                  (0.05)         (0.09)
  Distributions from net
   realized gain                       0.00          (1.36)
                                   --------       --------
  Total distributions                 (0.05)         (1.45)
                                   --------       --------
 NET ASSET VALUE, END OF
PERIOD                               $17.56         $13.61
                                   ========       ========
 TOTAL RETURN/4/                      29.42%        (17.05)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                     $4,230         $1,426
  Ratio of net investment
   income (loss) to
   average net assets                  0.18%          0.15%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/5/                         2.24%          2.16%
  Waived fees and
   reimbursed
   expenses/5/                        (0.04)%        (0.01)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/5/                     2.20%          2.15%
  Portfolio turnover rate/6/             53%            90%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Calculated based upon average shares outstanding.
3 Amount calculated is less than $0.005.
4 Total returns calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
5 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
6 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 74 FINANCIAL HIGHLIGHTS

                                                         FINANCIAL HIGHLIGHTS 75

                      This Page Intentionally Left Blank

                      This Page Intentionally Left Blank

                      This Page Intentionally Left Blank

[GRAPHIC APPEARS HERE]





FOR MORE INFORMATION


More information on each Fund is available free upon request, including the following documents:


Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.


Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.


To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:


By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com


By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266


On the Internet:
www.wellsfargo.com/advantagefunds


From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]




                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------


                                                               078LCR/P101 07-08
                                                          ICA Reg. No. 811-09253
(Copyright) 2008 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]





[GRAPHIC APPEARS HERE]



               DECEMBER 1, 2007, AS SUPPLEMENTED ON JULY 18, 2008





                                   Prospectus

                              Administrator Class

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) -  LARGE CAP STOCK FUNDS

Capital Growth Fund


Endeavor Select Fund


Growth Fund


Large Company Core Fund
(formerly named the Growth and Income Fund)

Large Company Value Fund
(formerly named the Dividend Income Fund)


U.S. Value Fund



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES


Key Fund Information                        3
Capital Growth Fund                         4
Endeavor Select Fund                        8
Growth Fund                                12
Large Company Core Fund                    16
Large Company Value Fund                   20
U.S. Value Fund                            24
Description of Principal Investment        27
  Risks
Portfolio Holdings Information             30




--------------------------------------------------------------------------------


ORGANIZATION AND MANAGEMENT OF THE
FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY



Organization and Management of the Funds   31
About Wells Fargo Funds Trust              31
The Investment Adviser                     31
The Sub-Advisers and Portfolio Managers    31
Dormant Multi-Manager Arrangement          35




--------------------------------------------------------------------------------


YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO BUY, SELL AND EXCHANGE FUND SHARES


Compensation to Dealers and Shareholder    36
   Servicing Agents
Pricing Fund Shares                        37
How to Buy Shares                          38
How to Sell Shares                         40
How to Exchange Shares                     42
Account Policies                           44




--------------------------------------------------------------------------------


OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS


Distributions                   46
Taxes                           46
Financial Highlights            47
For More Information    Back Cover





Throughout this prospectus, the WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND/SM/
                  is referred to as the Endeavor Select Fund.

Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.



The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.


In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:


o  what the Fund is trying to achieve;


o  how we intend to invest your money; and


o what makes the Fund different from the other Funds offered in this Prospectus.


This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Large Company Value Fund and U.S. Value Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.


                                                          KEY FUND INFORMATION 3

CAPITAL GROWTH FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Michael Harris, CFA
Thomas J. Pence, CFA



FUND INCEPTION:
11/3/1997
ADMINISTRATOR CLASS
Ticker: WFCDX

INVESTMENT OBJECTIVE
The Capital Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of large-capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations of $3 billion or more. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics and how management teams allocate capital in order to drive future cash flow. We typically use a quantitative investment approach to assess a firm's intrinsic value to set price objectives. Holdings are continuously monitored for changes in fundamentals and their upside potential to fair valuation. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when we believe it no longer offers attractive growth prospects or when we wish to take advantage of a better investment opportunity. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 4 CAPITAL GROWTH FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Growth Style Investment Risk
   o Issuer Risk

   o Leverage Risk
   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Sector Emphasis Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                           CAPITAL GROWTH FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Capital Growth Fund was organized as the successor fund to the Strong Large Company Growth Fund and the Strong Endeavor Fund, with the former being the accounting survivor.


[GRAPHIC APPEARS HERE]





                 CALENDAR YEAR TOTAL RETURNS FOR THE ADMINISTRATOR CLASS/1/
                                    AS OF 12/31 EACH YEAR
 1998        1999       2000        2001         2002        2003        2004       2005      2006
14.83%      52.14%      3.35%       -8.97%      -18.09%     25.79%      18.06%      10.00%    4.90%






             BEST AND WORST QUARTER
  Best Quarter:       Q4    1999       29.98%
  Worst Quarter:      Q2    2002       -13.18%

          The Fund's year-to-date performance through September 30, 2007, was 15.64%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/06                                 1 YEAR         5 YEAR        LIFE OF FUND/1/
 ADMINISTRATOR CLASS/1/
  Returns Before Taxes                           4.90%          7.02%             9.66%
  Returns After Taxes on                         4.81%          6.66%             8.57%
  Distributions/2/
  Returns After Taxes on                         3.30%          5.87%             7.85%
Distributions and Sale of Fund
  Shares/2/
 RUSSELL 1000 (Reg. TM) GROWTH INDEX/3/          9.07%          2.69%             3.52%
  (reflects no deduction for expenses
  or taxes)

1 Administrator Class shares incepted on June 30, 2003. Performance shown prior to April 11, 2005, for the Administrator Class shares reflects the performance of the Class K shares of the Strong Large Company Growth Fund, the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. The Investor Class shares of the predecessor fund incepted on November 3, 1997. Returns for the Administrator Class shares and Index shown in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell 1000 (Reg. TM) Growth Index measures the performance of those
  Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

 6 CAPITAL GROWTH FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your
  investment)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE NET ASSET
  VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
  assets)
  Management Fees/1/                              0.67%
  Distribution (12b-1) Fees                       0.00%
  Other Expenses/2/                               0.46%
  TOTAL ANNUAL FUND OPERATING EXPENSES            1.13%
  Fee Waivers                                     0.19%
  NET EXPENSES/3/                                 0.94%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.70% for the first $500 million; 0.65% for the next $500 million; 0.60% for the next $2 billion; 0.575% for the next $2 billion; and 0.55% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                  $96
   3 Years                $340
   5 Years                $604
  10 Years              $1,358


                                                           CAPITAL GROWTH FUND 7

ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Michael Harris, CFA
Thomas J. Pence, CFA



FUND INCEPTION:
12/29/2000
ADMINISTRATOR CLASS
Ticker: WECDX

INVESTMENT OBJECTIVE
The Endeavor Select Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o  at least 80% of the Fund's total assets in equity securities; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in the equity securities of approximately 30 to 40 companies that we believe offer the potential for capital growth. We may also invest in equity securities of foreign issuers through ADRs and similar investments. We select equity securities of companies of any size. Because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics and how management teams allocate capital in order to drive future cash flow. We typically use a quantitative investment approach to assess a firm's intrinsic value to set price objectives. Holdings are continuously monitored for changes in fundamentals and their upside potential to fair valuation. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when we believe it no longer offers attractive growth prospects or when we wish to take advantage of a better investment opportunity.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 8 ENDEAVOR SELECT FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk
   o Liquidity Risk

   o Management Risk
   o Market Risk
   o Non-Diversification Risk
   o Regulatory Risk
   o Sector Emphasis Risk
   o Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                          ENDEAVOR SELECT FUND 9

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Endeavor Select Fund was organized as the successor fund to the Strong Advisor Select Fund.


[GRAPHIC APPEARS HERE]





     CALENDAR YEAR TOTAL RETURNS FOR THE
            ADMINISTRATOR CLASS/1/
            AS OF 12/31 EACH YEAR
2001      2002      2003     2004     2005     2006
-20.10%   -23.52%   37.05%   16.80%   10.44%   4.09%






            BEST AND WORST QUARTER
  Best Quarter:       Q4    2001       13.49%
  Worst Quarter:      Q3    2001      -21.52%

          The Fund's year-to-date performance through September 30, 2007, was 13.95%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/06                                1 YEAR       5 YEARS       LIFE OF FUND/1/
 ADMINISTRATOR CLASS/1/
  Returns Before Taxes                        4.09%        7.08%               1.97%
  Returns After Taxes on                      4.09%        6.75%               1.72%
  Distributions/2/
  Returns After Taxes on                      2.66%        6.08%               1.65%
Distributions and Sale of Fund
  Shares/2/
 RUSSELL 1000 (Reg. TM) GROWTH INDEX/3/       9.07%        2.69%              -1.92%
  (REFLECTS NO DEDUCTION FOR EXPENSES
  OR TAXES)

1 Administrator Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class A shares of the Strong Advisor Select Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. The Class A shares of the predecessor fund incepted on December 29, 2000. Returns for the Administrator Class shares and Index shown in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell 1000 (Reg. TM) Growth Index measures the performance of those
  Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

 10 ENDEAVOR SELECT FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your
  investment)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE NET ASSET
  VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
  assets)
  Management Fees/1/                             0.67%
  Distribution (12b-1) Fees                      0.00%
  Other Expenses/2/                              0.45%
  Acquired Fund Fees and Expenses/3/             0.01%
  TOTAL ANNUAL FUND OPERATING                    1.13%
  EXPENSES/4/
  Fee Waivers                                    0.12%
  NET EXPENSES/5,6/                              1.01%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.70% for the first $500 million; 0.65% for the next $500 million; 0.60% for the next $2 billion; 0.575% for the next $2 billion; and 0.55% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
4 The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.
5 The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.
6 The adviser has committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 1.00%. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:



   1 Year                 $103
   3 Years                $347
   5 Years                $611
  10 Years              $1,364


                                                         ENDEAVOR SELECT FUND 11

GROWTH FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Joseph M. Eberhardy, CFA, CPA
Thomas C. Ognar, CFA
Bruce C. Olson, CFA



FUND INCEPTION:
12/31/1993
ADMINISTRATOR CLASS
Ticker: SGRKX

INVESTMENT OBJECTIVE
The Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o  at least 80% of the Fund's total assets in equity securities; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We select equity securities of companies of any size. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with the prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We use earnings surprise and revision patterns along with many other financial metrics to assess these criteria. We then combine that company-specific analysis with our assessment of secular and technical trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that causes us to become suspicious of a company's prospective growth profile or the profitability potential of its business model. We may also sell or trim a position when we need to raise money to fund the purchase of a better idea, when valuation is extended beyond our bullish expectations, or when we see weakness relative to the overall market. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 12 GROWTH FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Growth Style Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Sector Emphasis Risk
   o Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                                  GROWTH FUND 13

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Growth Fund was organized as the successor fund to the Strong Growth Fund and the Strong Growth 20 Fund, with the former being the accounting survivor.


[GRAPHIC APPEARS HERE]





             CALENDAR YEAR TOTAL RETURNS FOR THE ADMINISTRATOR CLASS/1/
                                AS OF 12/31 EACH YEAR
1997     1998     1999         2000     2001      2002      2003     2004     2005    2006
19.05%   26.98%   75.06 /2/%   -9.23%   -34.39%   -24.83%   30.77%   13.23%   9.50%   8.31%






            BEST AND WORST QUARTER
  Best Quarter:       Q4    1999       54.93%
  Worst Quarter:      Q1    2001      -27.43%

          The Fund's year-to-date performance through September 30, 2007, was 27.16%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/06                                1 YEAR       5 YEARS       10 YEARS
 ADMINISTRATOR CLASS/1/
  Returns Before Taxes                        8.31%        5.71%          7.60%
  Returns After Taxes on                      8.31%        5.71%          5.94%
  Distributions/3/
  Returns After Taxes on                      5.40%        4.93%          5.75%
Distributions and Sale of Fund
  Shares/3/
 RUSSELL 3000 (Reg. TM) GROWTH INDEX/4/       9.46%        3.02%          5.34%
  (reflects no deduction for expenses
  or taxes)

1 Administrator Class shares incepted on August 30, 2002. Performance shown prior to April 11, 2005 for the Administrator Class shares reflects the performance of the Class K shares of the Strong Growth Fund, the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.
2 The Growth Fund's calendar year total return for 1999 was primarily achieved during favorable conditions in the market, particularly for technology companies. You should not expect such favorable returns to be consistently achieved.
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
4 The Russell 3000 (Reg. TM) Growth Index measures the performance of those
  Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this Index are also members of either the Russell 1000 (Reg. TM) Growth Index or the Russell 2000 (Reg. TM) Growth Index. You cannot invest directly in an index.


 14 GROWTH FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your
  investment)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE NET ASSET
  VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
  assets)
  Management Fees/1/                              0.70%
  Distribution (12b-1) Fees                       0.00%
  Other Expenses/2/                               0.46%
  TOTAL ANNUAL FUND OPERATING EXPENSES            1.16%
  Fee Waivers                                     0.20%
  NET EXPENSES/3/                                 0.96%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                  $98
   3 Years                $349
   5 Years                $619
  10 Years              $1,391


                                                                  GROWTH FUND 15

LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Matrix Asset Advisors, Inc.



PORTFOLIO MANAGER
David A. Katz, CFA



FUND INCEPTION:
12/29/1995
ADMINISTRATOR CLASS
Ticker: SGIKX

INVESTMENT OBJECTIVE
The Large Company Core Fund seeks total return comprised of long-term capital appreciation and current income.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, the majority of which pay dividends. We define large-capitalization companies as those with market capitalizations of $3 billion or more. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We select companies that we believe are financially strong and meet specific valuation criteria as compared to the overall market and the companies' own valuation histories. Our discipline is predicated on establishing fundamental business valuations for strong businesses and then selectively investing in those qualifying companies whose stock prices are at least one-third lower than their business values. Our process is initially quantitative, focusing on absolute criteria such as the growth in a company's earnings, as well as relative criteria such as where a stock is currently trading versus its historic trading levels based on such criteria as its price to earnings, its price to book value, dividend yield and its price to sales. Our primary analytical effort is qualitative, where we assess whether a company is undervalued or merely statistically cheap. We focus on the role of management and the potential for a positive catalyst. We are disciplined sellers, basing our decisions on the relationship between a company's business value and its stock price. Typically, we sell a stock when the stock price equals the updated business value. Stocks will also be sold if we believe the business value and/or future prospects have materially eroded. We may also sell a stock if we believe a comparable company offers a more compelling opportunity based on valuation and prospects.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 16 LARGE COMPANY CORE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Growth Style Investment Risk
   o Issuer Risk

   o Leverage Risk
   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                      LARGE COMPANY CORE FUND 17

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Growth and Income Fund was organized as the successor fund to the Strong Growth and Income Fund and the Strong Large Cap Core Fund, with the former being the accounting survivor.


[GRAPHIC APPEARS HERE]





       CALENDAR YEAR TOTAL RETURNS FOR THE ADMINISTRATOR CLASS/1/
                          AS OF 12/31 EACH YEAR
1998     1999     2000      2001      2002      2003     2004    2005     2006
32.95%   32.23%   -10.25%   -20.06%   -21.47%   24.90%   9.35%   -1.46%   15.77%






            BEST AND WORST QUARTER
  Best Quarter:       Q4 1998          23.35%
  Worst Quarter:      Q1 2001         -17.78%

          The Fund's year-to-date performance through September 30, 2007, was 8.36%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/06                              1 YEAR       5 YEARS       10 YEARS
 ADMINISTRATOR CLASS/1/
  Returns Before Taxes                     15.77%        4.12%          7.24%
  Returns After Taxes on                   15.56%        3.85%          6.87%
  Distributions/2/
  Returns After Taxes on                   10.23%        3.37%          6.15%
Distributions and Sale of Fund
  Shares/2/
 S&P 500 (Reg. TM) INDEX/3/                15.79%        6.19%          8.42%
  (reflects no deduction for expenses
  or taxes)

1 Administrator Class shares incepted on December 31, 2001. Prior to July 18,
  2008, the Fund was named the Growth and Income Fund. Performance shown prior to April 11, 2005, for the Administrator Class shares reflects the performance of the Class K shares of the Strong Growth and Income Fund, the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The S&P 500 (Reg. TM) Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. S&P 500 is a registered trademark of Standard and Poor's. You cannot invest directly in an index.

 18 LARGE COMPANY CORE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your
  investment)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE NET ASSET
  VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
  assets)
  Management Fees/1/                              0.70%
  Distribution (12b-1) Fees                       0.00%
  Other Expenses/2/                               0.47%
  TOTAL ANNUAL FUND OPERATING EXPENSES            1.17%
  Fee Waivers                                     0.21%
  NET EXPENSES/3/                                 0.96%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.70% for the first $500 million; 0.65% for the next $500 million; 0.60% for the next $2 billion; 0.575% for the next $2 billion; and 0.55% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                  $98
   3 Years                $351
   5 Years                $623
  10 Years              $1,402


                                                      LARGE COMPANY CORE FUND 19

LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Phocas Financial Corporation



PORTFOLIO MANAGERS
Stephen L. Block, CFA
William F. K. Schaff, CFA



FUND INCEPTION:
7/01/1993
ADMINISTRATOR CLASS
Ticker: WWIDX

INVESTMENT OBJECTIVE
The Large Company Value Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of large capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations of $3 billion or more. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


Our investment process is highly aware of our sector allocations against our benchmark because we seek outperformance through stock selection rather than overweighting or underweighting certain sectors. We begin our process by ranking approximately 5,000 stocks by market capitalization. Stocks that pass this screen for us will be in the top 20% of market capitalization. We then use our own predetermined criteria (E.G., debt as a portion of firms' total value; net profits as a portion of firms' total revenue; and price-to-earnings ratios) to refine the resulting investment candidates. From there, we perform quantitative financial statement analyses focusing on the strengths and trends in income statements, cash flow statements and balance sheets. Next, using proprietary modeling that determines the valuation of each stock relative to its peers in its respective business sector, we filter the remaining stocks. Our last filter consists of our qualitative assessments for each stock combining inputs that include our assessments of management teams, competitive strengths, business trends, and catalysts in companies' respective businesses. The resulting final portfolio consists of a diverse group of stocks, each of which is believed to have compelling valuations relative to its respective business sector peers and attractive metrics in terms of its appreciation potential.


In general, a stock may be sold if its valuation rises significantly within its respective industry peer group, if its position appreciates above 4% of the portfolio's total market value, if a company's management strategy deviates negatively from our expectations, or if a company's financial statements start to degrade materially.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 20 LARGE COMPANY VALUE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Value Style Investment Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                     LARGE COMPANY VALUE FUND 21

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Prior to March 21, 2008, the Large Company Value Fund was named the Dividend Income Fund and the Fund was managed by a different sub-adviser. Performance figures shown below represent performance of the prior sub-adviser to the Fund and do not reflect the Fund's current investment objective and strategies.


[GRAPHIC APPEARS HERE]





              CALENDAR YEAR TOTAL RETURNS FOR THE ADMINISTRATOR CLASS/1,2/
                         AS OF 12/31 EACH YEAR
1998     1999    2000     2001      2002      2003     2004     2005    2006      2007
20.35%   0.58%   27.32%   -11.20%   -19.42%   24.99%   14.49%   9.39%   18.17%    3.23%






            BEST AND WORST QUARTER
  Best Quarter:       Q3    2000       15.92%
  Worst Quarter:      Q3    2002      -17.43%


 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/07                                1 YEAR        5 YEARS       10 YEARS
 ADMINISTRATOR CLASS/2/
  Returns Before Taxes                          3.23%       13.81%         7.73%
  Returns After Taxes on                        1.43%       12.38%         6.11%
  Distributions/3/
  Returns After Taxes on                        3.50%       11.65%         6.01%
Distributions and Sale of Fund
  Shares/3/
 RUSSELL 1000 (Reg. TM) VALUE INDEX/4/         -0.17%       14.63%         7.68%
  (reflects no deduction for expenses
  or taxes)

1 Phocas Financial Corporation is the Fund's sub-adviser effective March 21,
  2008. From April 11, 2005 through March 20, 2008, Wells Capital Management Incorporated was the Fund's sub-adviser and the Fund's investment objective and strategies were different. Prior to April 11, 2005, the Large Company Value Fund was part of the Strong family of funds and was advised by a different sub-adviser. Accordingly, performance figures do not reflect the Large Company Value Fund's current investment objective and strategies or the current sub-adviser's performance.
2 Administrator Class shares incepted on December 31, 2001. Performance shown prior to April 11, 2005, for the Administrator Class shares reflects the performance of the Class K shares of the Strong Dividend Income Fund, the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
4 The Russell 1000 (Reg. TM)/ /Value Index measures the performance of those
  Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

 22 LARGE COMPANY VALUE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your
  investment)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE NET ASSET
  VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
  assets)
  Management Fees/1/                              0.70%
  Distribution (12b-1) Fees                       0.00%
  Other Expenses/2/                               0.49%
  TOTAL ANNUAL FUND OPERATING EXPENSES            1.19%
  Fee Waivers                                     0.23%
  NET EXPENSES/3/                                 0.96%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.70% for the first $500 million; 0.65% for the next $500 million; 0.60% for the next $2 billion; 0.575% for the next $2 billion; and 0.55% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company , and may include expenses of any money market or other fund held by the Fund. Other expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                  $98
   3 Years                $355
   5 Years                $632
  10 Years              $1,423


                                                     LARGE COMPANY VALUE FUND 23

U.S. VALUE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGER
Robert J. Costomiris, CFA



FUND INCEPTION:
12/29/1995
ADMINISTRATOR CLASS
Ticker: SEQKX

INVESTMENT OBJECTIVE
The U.S. Value Fund seeks total return with an emphasis on long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in U.S. securities of large-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in U.S. securities of large-capitalization companies that we believe are undervalued relative to the market based on discounted cash flows, earnings and asset value. We define large-capitalization companies as those with market capitalizations of $3 billion or more. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies. To identify these opportunities, we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly, we seek to buy these companies at the right price. To determine the right price, we carefully evaluate the upside reward as well as the downside risk in order to arrive at a reward/risk profile for every stock considered. Lastly, we seek to buy these companies at the right time, which is typically when sentiment is low. We believe buying a stock when the prevailing sentiment is low allows us to limit the potential downside and allows us to participate in the potential upside should the business fundamentals improve. We consider selling a stock when it appreciates to our target price without changes to its fundamentals, when the fundamentals deteriorate, when it is forced out of the portfolio by a better idea, or when sentiment improves significantly.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Derivatives Risk
   o  Issuer Risk
   o  Leverage Risk
   o  Liquidity Risk

   o  Management Risk
   o  Market Risk
   o  Regulatory Risk
   o  Value Style Investment Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


 24 U.S. VALUE FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the U.S. Value Fund was organized as the successor fund to the Strong Advisor U.S. Value Fund and the Strong Strategic Value Fund, with the former being the accounting survivor.


[GRAPHIC APPEARS HERE]





           CALENDAR YEAR TOTAL RETURNS FOR THE ADMINISTRATOR CLASS/1/
                              AS OF 12/31 EACH YEAR
1997     1998     1999     2000     2001      2002      2003     2004     2005    2006
31.31%   22.65%   15.05%   -1.74%   -11.72%   -15.98%   31.03%   14.53%   2.09%   19.39%






            BEST AND WORST QUARTER
  Best Quarter:       Q4    1998       20.02%
  Worst Quarter:      Q3    2002      -17.89%

          The Fund's year-to-date performance through September 30, 2007, was 5.82%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/06                               1 YEAR       5 YEARS       10 YEARS
 ADMINISTRATOR CLASS/1/
  Returns Before Taxes                      19.39%          8.97%         9.46%
  Returns After Taxes on                    17.93%          7.04%         8.07%
  Distributions/2/
  Returns After Taxes on                    12.89%          6.91%         7.69%
Distributions and Sale of Fund
  Shares/2/
 RUSSELL 1000 (Reg. TM) VALUE INDEX/3/      22.25%         10.86%        11.00%
  (reflects no deduction for expenses
  or taxes)

1 Administrator Class shares incepted on December 31, 2001. Performance shown prior to April 11, 2005, for the Administrator Class shares reflects the performance of the Class K shares of the Strong Advisor U.S. Value Fund, the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class Z shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell 1000 (Reg. TM)/ /Value Index measures the performance of those
  Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.


                                                              U.S. VALUE FUND 25

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your
  investment)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE NET ASSET
  VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
  assets)
  Management Fees/1/                             0.70%
  Distribution (12b-1) Fees                      0.00%
  Other Expenses/2/                              0.49%
  Acquired Fund Fees and Expenses/3/             0.01%
  TOTAL ANNUAL FUND OPERATING                    1.20%
  EXPENSES/4/
  Fee Waivers                                    0.23%
  NET EXPENSES/5,6/                              0.97%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.70% for the first $500 million; 0.65% for the next $500 million; 0.60% for the next $2 billion; 0.575% for the next $2 billion; and 0.55% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
4 The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.
5 The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.
6 The adviser has committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.96%. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                  $99
   3 Years                $358
   5 Years                $638
  10 Years              $1,434


 26 U.S. VALUE FUND

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.


ACTIVE TRADING RISK       Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK        When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the
                          Fund is exposed to the risk that the other party will not fulfill its contract obligation.
                          Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
DERIVATIVES RISK          The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                          For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
FOREIGN INVESTMENT RISK   Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 27

GROWTH STYLE INVESTMENT RISK   Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.
ISSUER RISK                    The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.
LEVERAGE RISK                  Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
LIQUIDITY RISK                 A security may not be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK                We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.
MARKET RISK                    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. It may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than debt securities.

 28 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

NON-DIVERSIFICATION RISK      Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. (A
                              "diversified" investment company is required by the 1940 Act, generally, with respect to 75%
                              of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)
REGULATORY RISK               Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.
SECTOR EMPHASIS RISK          Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.
SMALLER COMPANY SECURITIES    Securities of companies with smaller market capitalizations tend to be more volatile and less
RISK                          liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.
VALUE STYLE INVESTMENT RISK   Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 29

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Funds' Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.


 30 PORTFOLIO HOLDINGS INFORMATION

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.


The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.


THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds . Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Fund's annual report for the fiscal year ended July 31, 2007.


Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.


For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.


Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.


These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.


THE SUB-ADVISERS AND PORTFOLIO MANAGERS
The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds . Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.


                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 31

--------------------------------------------------------------------------------
MATRIX ASSET ADVISORS, INC. (Matrix), located at 747 Third Avenue, 31st Floor, New York, NY 10017, is the investment sub-adviser for the Large Company Core Fund and thereby is responsible for the day-to-day investment activities of the Large Company Core Fund. Matrix is a registered investment adviser that provides investment advisory services to the Matrix Advisors Value Fund, individuals, endowments, and pension accounts.


DAVID A. KATZ, CFA        Mr. Katz is responsible for managing the Large Company Core Fund, which he has
Large Company Core Fund   managed since 2005. Mr. Katz is the President and Chief Investment Officer of Matrix
                          since 1990. Mr. Katz chairs the Investment Policy Committee and is also a portfolio manager and research analyst. He has managed the Matrix Advisors Value Fund from
                          1996 until the present. Education: B.A., Economics, Union College; M.B.A., Finance, New
                          York University Graduate School of Business.

--------------------------------------------------------------------------------
PHOCAS FINANCIAL CORPORATION (Phocas Financial), located at 980 Atlantic
Avenue, Suite 106, Alameda, CA 94501 is the investment sub-adviser of the Large Company Value Fund. Phocas Financial is an employee-owned, SEC registered, investment adviser serving state and municipal pensions funds, corporate retirement plans, trusts and individual investors.


WILLIAM F.K. SCHAFF, CFA   Mr. Schaff is jointly responsible for managing the Large Company Value Fund, which he
Large Company Value Fund   has managed since 2008. Mr. Schaff is Founder and CEO of Phocas Financial and has
                           jointly managed the Phocas Real Estate Fund and Phocas Small Cap Value Fund since
                           2006. Prior to 2006, for the last twenty years, Mr. Schaff has managed institutional equity portfolios and mutual funds for Bay Isle Financial LLC, Janus Capital Group,
                           Berger LLC, and the Undiscovered Managers organization. Education: M.S., Engineering,
                           University of California, Davis.
STEPHEN L. BLOCK, CFA      Mr. Block is jointly responsible for managing the Large Company Value Fund, which he
Large Company Value Fund   has managed since 2008. Prior to joining Phocas Financial in March 2006, Mr. Block worked at Bay Isle Financial, LLC ("Bay Isle"), where he served as a Senior Portfolio
                           Manager for private clients, and as a co-Portfolio Manager of Bay Isle's Large Cap Value
                           and REIT institutional products. Education: B.A., Quantitative Economic Decision
                           Science, University of California, San Diego; M.B.A., Accounting and Finance, University
                           of Michigan's Ross School of Business.



 32 ORGANIZATION AND MANAGEMENT OF THE FUNDS

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' PRIOR PERFORMANCE HISTORY


PHOCAS FINANCIAL - LARGE COMPANY VALUE FUND. The performance information shown below represents a composite of the prior performance of all discretionary accounts managed by William F. K. Schaff and Stephen L. Block, the portfolio managers of the Large Company Value Fund, as former employees of Bay Isle Corporation (with respect to the period 1996-2001) and Bay Isle Financial, LLC (with respect to the period 2002-2003), a wholly-owned indirect subsidiary of Janus Capital Group Inc., with substantially similar investment objectives, policies and strategies as the Large Company Value Fund. Bay Isle Corporation and Bay Isle Financial, LLC are referred to below as "Bay Isle." The discretionary accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the composite. The composite performance information presented below is net of the fees and expenses that will be charged to the Fund (with respect to Administrator Class shares) and actual brokerage commissions and execution costs paid by these private accounts. The composite performance does not represent the historical performance of the Fund and should not be interpreted as indicative of the future performance of the Fund. The performance results of such accounts relate to accounts managed by Messrs. Schaff and Block as employees of Bay Isle during periods prior to the date Phocas Financial commenced operations.


[GRAPHIC APPEARS HERE]





         PORTFOLIO MANAGERS' COMPOSITE CALENDAR YEAR RETURNS
                        AS OF 12/31 EACH YEAR
1996     1997     1998     1999    2000    2001     2002      2003
22.15%   34.01%   29.73%   2.92%   7.07%   -1.89%   -26.21%   22.80%








 PORTFOLIO MANAGERS' COMPOSITE AVERAGE
ANNUAL TOTAL
RETURNS                                     1 YEAR         5 YEARS
for the period ended 12/31/03               (2003)     (1999 - 2003)      LIFE OF COMPOSITE/1/
 Portfolio Managers' Composite             22.80%           -0.41%                 9.59%
  Performance
  (incept. 01/01/96)
 Russell 1000 (Reg. TM) Value Index/2/     30.03%            3.56%                10.76%
  (reflects no deduction for expenses
  or taxes)

1 For the period January 1, 1996 to December 31, 2003.
2 The Russell 1000 (Reg. TM) Value Index measures the performance of those
  Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 33

--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Capital Growth Fund, Endeavor Select Fund, Growth Fund and U.S. Value Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.


ROBERT J. COSTOMIRIS, CFA   Mr. Costomiris is responsible for managing the U.S. Value Fund, which he has managed
U.S. Value Fund             since 2001. Mr. Costomiris joined Wells Capital Management in 2005 as a value portfolio manager. Prior to joining Wells Capital Management, Mr. Costomiris was a portfolio manager with Strong Capital Management, Inc. since 2001. Education: B.S.,
                            Chemical Engineering, University of Pennsylvania; M.B.A., Finance and Accounting,
                            University of Chicago Graduate School of Business.
JOSEPH M. EBERHARDY, CFA,   Mr. Eberhardy is jointly responsible for managing the Growth Fund, which he has
CPA                         managed since 2008, when he became a portfolio manager with the Growth Equity
Growth Fund                 Team at Wells Capital Management. Prior to his current role, he was a senior research analyst with the Growth Equity Team since 2000. Prior to joining Wells Capital
                            Management, Mr. Eberhardy was with Strong Capital Management, Inc., since 1994.
                            Education: B.A., Accounting, University of Wisconsin-Milwaukee.
MICHAEL HARRIS, CFA         Mr. Harris is jointly responsible for managing the Capital Growth Fund and the
Capital Growth Fund         Endeavor Select Fund, both of which he has managed since 2006. Mr. Harris joined
Endeavor Select Fund        Wells Capital Management in 2005 serving as a portfolio manager for certain portfolios and as a research analyst with primary responsibilities for the financial and energy sectors. Prior to joining Wells Capital Management, Mr. Harris was a research analyst with Strong Capital Management, Inc. since 2000. Education: B.S., Business Adminis-
                            tration with a major in Finance, Southeast Missouri State University; M.B.A., Finance,
                            Indiana University.
THOMAS C. OGNAR, CFA        Mr. Ognar is jointly responsible for managing the Growth Fund, which he has managed
Growth Fund                 since 2002. Mr. Ognar joined Wells Capital Management in 2005 as a portfolio manager.
                            Prior to joining Wells Capital Management, Mr. Ognar was a portfolio manager with
                            Strong Capital Management, Inc. since May 2002 and managed separate and institutional accounts since 2001. Mr. Ognar joined Strong Capital Management, Inc. in
                            1998, and served as a senior equity research analyst from 1998 to 2002. Education: B.S.,
                            Finance, Miami University; M.S., Finance, University of Wisconsin, Madison.
BRUCE C. OLSON, CFA         Mr. Olson is jointly responsible for managing the Growth Fund, which he has managed
Growth Fund                 since 2005. Mr. Olson joined Wells Capital Management in 2005 as a portfolio manager.
                            Prior to joining Wells Capital Management, he was a portfolio manager with Strong
                            Capital Management, Inc. and managed separate and institutional accounts since
                            January 1998. Mr. Olson joined Strong Capital Management, Inc. in 1994. Education:
                            B.A., Finance and History, Gustavus Adolphus College.
THOMAS J. PENCE, CFA        Mr. Pence is jointly responsible for managing the Capital Growth Fund, which he has
Capital Growth Fund         managed since 2004, and the Endeavor Select Fund, which he has managed since
Endeavor Select Fund        2000. Mr. Pence joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining Wells Capital Management, he was a portfolio manager at Strong Capital
                            Management, Inc. since October 2000. Education: B.S., Business, Indiana University;
                            M.B.A., Finance, University of Notre Dame.

 34 ORGANIZATION AND MANAGEMENT OF THE FUNDS

DORMANT MULTI-MANAGER ARRANGEMENT
The Board has adopted a "multi-manager" arrangement for each Fund. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.


Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Funds' sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.


                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 35

COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING PLAN
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.


ADDITIONAL PAYMENTS TO DEALERS
In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.


In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.


Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).


The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.


The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.


More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargoadvantagefunds.com.

 36 COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange
(NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. Each Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.


With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.


We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.


In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.


                                                          PRICING FUND SHARES 37

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

o Employee benefit plan programs that have at least $10 million in plan assets;


o Broker-dealer managed account or wrap programs that charge an asset-based fee;


o Registered investment adviser mutual fund wrap programs that charge an asset-based fee;


o  Internal Revenue Code Section 529 college savings plan accounts;


o Fund of Funds including those advised by Funds Management (WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS/SM/);


o Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;


o  Institutions who invest a minimum initial amount of $1 million in a Fund;
   and


o Under certain circumstances and for certain groups as detailed in the Fund's Statement of Additional Information.



 INSTITUTIONS PURCHASING     OPENING AN ACCOUNT                              ADDING TO AN ACCOUNT
 SHARES DIRECTLY             ----------------------------------------------- --------------------------------------
---------------------------
 By Telephone or Internet    A new account may not be opened by              To buy additional shares or to buy
---------------------------
                            telephone or internet unless the institution    shares in a new Fund:
                            has another Wells Fargo Advantage Fund          o Call Investor Services at
                            account. If the institution does not currently  1-800-222-8222 or
                            have an account, contact your investment        o Call 1-800-368-7550 for the
                            representative.
                                                                            automated phone system or
                                                                            o visit our Web site at
                                                                            www.wellsfargo.com/
                                                                            advantagefunds
--------------------------- -----------------------------------------------  --------------------------------------
 By Wire                     o Complete and sign the Administrator Class     To buy additional shares, instruct
                            account application                             your bank or financial institution to
                                                                            use the same wire instructions
                            o Call Investor Services at 1-800-222-8222 for  shown to the left.
                            faxing instructions                             --------------------------------------
                            o Use the following wiring instructions:
                            State Street Bank & Trust
                            Boston, MA
                            Bank Routing Number: ABA 011000028
                            Wire Purchase Account: 9905-437-1
                            Attention: WELLS FARGO ADVANTAGE FUNDS
                            (Name of Fund, Account
                            Number )
                            Account Name: Provide your
                            name as registered on the
                            Fund account
                            -----------------------------------------------

 38 HOW TO BUY SHARES

 INSTITUTIONS PURCHASING
 SHARES DIRECTLY            OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
 ----------------------------------------------------------------------------------------------------------------
 In Person                  Investors are welcome to visit the Investor    See instructions shown to the left.
                           Center in person to ask questions or conduct
                           any Fund transaction. The Investor Center is
                           located at 100 Heritage Reserve, Menomonee
                           Falls, Wisconsin 53051.
-------------------------- -----------------------------------------------------------------------------------
 Through Your Investment    Contact your investment representative.        Contact your investment
 Representative                                                           representative.

-------------------------- ---------------------------------------------- -------------------------------------

SPECIAL CONSIDERATIONS WHEN INVESTING THROUGH FINANCIAL INTERMEDIARIES:
If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:


   o MINIMUM INVESTMENTS AND OTHER TERMS OF YOUR ACCOUNT. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.


   o RECORDS ARE HELD IN FINANCIAL INTERMEDIARY'S NAME. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.


   o PURCHASE/REDEMPTION ORDERS. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.


   o SHAREHOLDER COMMUNICATIONS. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.


   o U.S. DOLLARS ONLY. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.


   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.


   o EARNINGS DISTRIBUTIONS. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.


                                                            HOW TO BUY SHARES 39

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.



 INSTITUTIONS SELLING SHARES DIRECTLY     TO SELL SOME OR ALL OF YOUR SHARES
---------------------------------------- ---------------------------------------------------------------------
 By Telephone /                           o To speak with an investor services representative call
 Electronic Funds Transfer (EFT)         1-800-222-8222 or use the automated phone system at
                                         1-800-368-7550.
                                         o Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                                         market funds, and next day for all other WELLS FARGO ADVANTAGE
                                         FUNDS.
                                         o Transfers made to a Wells Fargo Bank account are made
                                         available sooner than transfers to an unaffiliated institution.
                                         o Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.
                                         NOTE: Telephone transactions such as redemption requests
                                         made over the phone generally require only one of the
                                         account owners to call unless you have instructed us
                                         otherwise.
---------------------------------------- --------------
 By Wire                                  o To arrange for a Federal Funds wire, call 1-800-222-8222.
                                         o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                                         o Redemption proceeds are usually wired to the financial
                                         intermediary the following business day.
---------------------------------------- ---------------------------------------------------------------------
 By Internet                              Visit our Web site at www.wellsfargo.com/advantagefunds.
---------------------------------------- ---------------------------------------------------------------------
 In Person                                Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                                         53051.
---------------------------------------- --------------
 Through Your Investment Representative   Contact your investment representative.

---------------------------------------- --------------

GENERAL NOTES FOR SELLING SHARES:

   o PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.


   o EARNINGS DISTRIBUTIONS. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.


   o RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments


 40 HOW TO SELL SHARES
     coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.


   o REDEMPTION IN KIND. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.


   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.


                                                           HOW TO SELL SHARES 41

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:


o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (I.E., a Fund not closed to new accounts).


o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.


o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.


o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.


o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.


Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.


Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.


The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders.Funds Management monitors available shareholder trading information across all Funds on a daily basis. Funds Management will temporarily suspend the purchase and exchange privileges of an investor who completes a purchase and redemption in a Fund within 30 calendar days. Such investor will be precluded from investing in the Fund for a period of 30 calendar days.


A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares


 42 HOW TO EXCHANGE SHARES
through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.


Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plan shares and funds of funds.


                                                       HOW TO EXCHANGE SHARES 43

ACCOUNT POLICIES
--------------------------------------------------------------------------------

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.


HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.


RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:


o  Individual Retirement Plans, including traditional IRAs and Roth IRAs.


o Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.


There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.


SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.


STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.


ELECTRONIC DELIVERY OF FUND DOCUMENTS
You may elect to receive your account statements, transaction confirmations, Fund prospectuses, shareholder reports and other Fund documents electronically. If you make this election, you will be notified by e-mail when the most recent Fund documents or statements are available for viewing and downloading on the Funds' Web site. For security reasons, online access to account statements and transaction confirmations will require the establishment of a login ID and password prior to viewing.


To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds' Web site at www.wellsfargo.com/advantagefunds. The e-mail address provided in your account application will be used to send e-mail notifications to you and should be a personal/


 44 ACCOUNT POLICIES
nonbusiness e-mail address. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by logging into your account online or by calling 1-800-359-3379.


STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.


TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.


USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.


                                                             ACCOUNT POLICIES 45

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds, except the Large Company Core Fund, Large Company Value Fund and U.S. Value Fund, make distributions of any net investment income and any realized net capital gains annually. The Large Company Core Fund, Large Company Value Fund and U.S. Value Fund make distributions of any net investment income quarterly and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.



TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.


We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.


Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.


An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Portfolio shareholder, the portion of your distributions attributable to dividends received by your Portfolio from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.


Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.


If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.


Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.


In certain circumstances, Fund shareholders may be subject to backup withholding taxes.


 46 TAXES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand the Funds' financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and the Funds' financial statements, is also contained in the Funds' annual report, a copy of which is available upon request.


                                                         FINANCIAL HIGHLIGHTS 47

CAPITAL GROWTH FUND
ADMINISTRATOR CLASS SHARES-COMMENCED ON JUNE 30, 2003
For a share outstanding throughout each period

                                         JULY 31,            JULY 31,            JULY 31,         DEC. 31,          DEC. 31,
 FOR THE PERIOD ENDED:                    2007                2006              2005/1/            2004            2003/2/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                    $16.07              $16.70              $15.82           $13.40            $11.96
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)             (0.02)/3/           (0.03)/3/           (0.02)/3/        (0.01)            (0.00)/4/
  Net realized and unrealized
   gain (loss) on investments               3.08               (0.12)               0.91          2.43/5/           1.44/6/
                                        -----------         -----------         -----------     ---------         ------------
  Total from investment
   operations                               3.06               (0.15)               0.89             2.42              1.44
                                        -----------         -----------         -----------     ---------         ------------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                        0.00                0.00                0.00             0.00              0.00
  Distributions from net
   realized gain                           (0.10)              (0.48)              (0.01)            0.00              0.00
                                        -----------         -----------         -----------     ---------         ------------
  Total distributions                      (0.10)              (0.48)              (0.01)            0.00              0.00
                                        -----------         -----------         -----------     ---------         ------------
 NET ASSET VALUE, END OF PERIOD           $19.03              $16.07              $16.70           $15.82            $13.40
                                        ===========         ===========         ===========     =========         ============
 TOTAL RETURN/7/                           19.08%              (1.10)%              5.64%           18.06%            12.04%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                               $500,499            $380,588             $75,840           $4,895            $1,026
  Ratio of net investment
   income (loss) to average
   net assets                              (0.09)%             (0.19)%             (0.24)%          (0.08)%           (0.03)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/8/                              1.18%               1.21%               1.27%            1.32%             2.13%
  Waived fees and reimbursed
   expenses/8/                             (0.24)%             (0.27)%             (0.34)%          (0.38)%           (1.19)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/8/                     0.94%               0.94%               0.93%            0.94%             0.94%
  Portfolio turnover rate/9/                 114%                 89%                 57%             239%              229%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Commencement of operations.
3 Calculated based upon average shares outstanding.
4 Amount calculated is less than $0.005.
5 Includes redemption fee of $0.01.
6 Includes redemption fee of $0.02.
7 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
8 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
9 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 48 FINANCIAL HIGHLIGHTS

ENDEAVOR SELECT FUND
ADMINISTRATOR CLASS SHARES-COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                                   JULY 31,               JULY 31,               JULY 31,
 FOR THE PERIOD ENDED:                             2007                   2006                 2005/1,2/
 NET ASSET VALUE, BEGINNING OF PERIOD                $9.37                  $9.47                  $8.60
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       (0.01)/3/              (0.02)/3/              (0.02)/3/
  Net realized and unrealized gain
(loss)
   on investments                                     1.55                   0.01                   0.89
                                                  -----------            -----------            -----------
  Total from investment operations                    1.54                  (0.01)                  0.87
                                                  -----------            -----------            -----------
 LESS DISTRIBUTIONS:
  Distributions from net investment
   income                                             0.00                   0.00                   0.00
  Distributions from net realized gain             0.00/4/                  (0.09)                  0.00
                                                -------------            -----------            -----------
  Total distributions                                 0.00                  (0.09)                  0.00
                                                -------------            -----------            -----------
 NET ASSET VALUE, END OF PERIOD                     $10.91                  $9.37                  $9.47
                                                =============            ===========            ===========
 TOTAL RETURN/5/                                     16.44%                 (0.12)%                10.12%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                $108,062                $74,520                $79,964
  Ratio of net investment income (loss)
to
   average net assets                                (0.14)%                (0.25)%                (0.67)%
  Ratio of expenses to average net
assets
   prior to waived fees and reimbursed
   expenses/6/                                        1.17%                  1.22%                  1.30%
  Waived fees and reimbursed expenses/6/             (0.17)%                (0.22)%                (0.30)%
  Ratio of expenses to average net
assets
   after waived fees and expenses/6/                  1.00%                  1.00%                  1.00%
  Portfolio turnover rate/7/                            91%                    84%                    54%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Commencement of operations.
3 Calculated based upon average shares outstanding.
4 Amount calculated is less than $0.005.
5 Total returns calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
6 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
7 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 49

GROWTH FUND
ADMINISTRATOR CLASS SHARES-COMMENCED ON AUGUST 30, 2002
For a share outstanding throughout each period

                                         JULY 31,            JULY 31,
 FOR THE PERIOD ENDED:                    2007                2006
 NET ASSET VALUE, BEGINNING OF
PERIOD                                     $21.06              $20.35
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)              (0.07)/3/           (0.10)/3/
  Net realized and unrealized
   gain (loss) on investments                6.24                0.81
                                         -----------         -----------
  Total from investment
   operations                                6.17                0.71
                                         -----------         -----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                         0.00                0.00
  Distributions from net
   realized gain                             0.00                0.00
                                         -----------         -----------
  Total distributions                        0.00                0.00
                                         -----------         -----------
 NET ASSET VALUE, END OF PERIOD            $27.23              $21.06
                                         ===========         ===========
 TOTAL RETURN/4/                            29.25%               3.49%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                $128,523            $110,565
  Ratio of net investment
   income (loss) to average
   net assets                               (0.29)%             (0.44)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/5/                               1.16%               1.16%
  Waived fees and reimbursed
   expenses/5/                              (0.20)%             (0.20)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/5/                      0.96%               0.96%
  Portfolio turnover rate/6/                  117%                123%



                                         JULY 31,            DEC. 31,            DEC. 31,            DEC. 31,
 FOR THE PERIOD ENDED:                  2005/1/               2004                2003              2002/2/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                     $19.68              $17.38              $13.29              $13.53
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)              (0.06)/3/           (0.03)/3/           (0.08)/3/           (0.01)/3/
  Net realized and unrealized
   gain (loss) on investments                0.73                2.33                4.17               (0.23)
                                         -----------         -----------         -----------         -----------
  Total from investment
   operations                                0.67                2.30                4.09               (0.24)
                                         -----------         -----------         -----------         -----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                         0.00                0.00                0.00                0.00
  Distributions from net
   realized gain                             0.00                0.00                0.00                0.00
                                         -----------         -----------         -----------         -----------
  Total distributions                        0.00                0.00                0.00                0.00
                                         -----------         -----------         -----------         -----------
 NET ASSET VALUE, END OF PERIOD            $20.35              $19.68              $17.38              $13.29
                                         ===========         ===========         ===========         ===========
 TOTAL RETURN/4/                             3.40%              13.23%              30.78%              (1.77)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                 $65,886             $66,658             $55,851             $13,106
  Ratio of net investment
   income (loss) to average
   net assets                               (0.51)%             (0.19)%             (0.52)%             (0.69)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/5/                               1.20%               1.31%               1.24%               1.26%
  Waived fees and reimbursed
   expenses/5/                              (0.24)%             (0.36)%             (0.27)%             (0.27)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/5/                      0.96%               0.95%               0.97%               0.99%
  Portfolio turnover rate/6/                   76%                 92%                139%                249%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Commencement of operations.
3 Calculated based upon average shares outstanding.
4 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
5 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
6 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 50 FINANCIAL HIGHLIGHTS

LARGE COMPANY CORE FUND
(FORMERLY NAMED THE GROWTH AND INCOME FUND)
ADMINISTRATOR CLASS SHARES-COMMENCED ON DECEMBER 31, 2001
For a share outstanding throughout each period

                                         JULY 31,          JULY 31,
 FOR THE PERIOD ENDED:                    2007              2006
 NET ASSET VALUE, BEGINNING OF
PERIOD                                     $20.27           $20.67
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)            0.54/3/          0.14/3/
  Net realized and unrealized
   gain (loss) on investments                4.37            (0.39)
                                        ---------        ---------
  Total from investment
   operations                                4.91            (0.25)
                                        ---------        ---------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                        (0.13)/4/        (0.15)
  Distributions from net
   realized gain                             0.00             0.00
                                        ------------     ---------
  Total distributions                       (0.13)           (0.15)
                                        ------------     ---------
 NET ASSET VALUE, END OF PERIOD            $25.05           $20.27
                                        ============     =========
 TOTAL RETURN/5/                            24.25%           (1.22)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                                    $435          $41,066
  Ratio of net investment
   income (loss) to average
   net assets                                2.47%            0.66%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/6/                               1.18%            1.22%
  Waived fees and reimbursed
   expenses/6/                              (0.25)%          (0.26)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/6/                      0.93%            0.96%
  Portfolio turnover rate/7/                   56%              16%



                                        JULY 31,        DEC. 31,      DEC. 31,       DEC. 31,
 FOR THE PERIOD ENDED:                 2005/1/           2004          2003         2002/2/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                   $21.17          $19.52        $15.75          $20.28
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)          0.09/3/            0.19       0.11/3/            0.11
  Net realized and unrealized
   gain (loss) on investments             (0.51)           1.63          3.79           (4.46)
                                      ---------        --------     ---------        --------
  Total from investment
   operations                             (0.42)           1.82          3.90           (4.35)
                                      ---------        --------     ---------        --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                      (0.08)          (0.17)        (0.13)          (0.18)
  Distributions from net
   realized gain                           0.00            0.00          0.00            0.00
                                      ---------        --------     ---------        --------
  Total distributions                     (0.08)          (0.17)        (0.13)          (0.18)
                                      ---------        --------     ---------        --------
 NET ASSET VALUE, END OF PERIOD          $20.67          $21.17        $19.52          $15.75
                                      =========        ========     =========        ========
 TOTAL RETURN/5/                          (1.96)%          9.35%        24.90%         (21.47)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                               $100,221        $19,836       $29,557         $19,280
  Ratio of net investment
   income (loss) to average
   net assets                              0.75%           0.77%         0.65%           0.68%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/6/                             1.15%           1.09%         1.06%           1.07%
  Waived fees and reimbursed
   expenses/6/                            (0.19)%         (0.15)%       (0.08)%         (0.09)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/6/                    0.96%           0.94%         0.98%           0.98%
  Portfolio turnover rate/7/                 74%            136%          199%            188%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Commencement of operations.
3 Calculated based upon average shares outstanding.
4 The Administrator Class had a small imcome distribution compared to net investment income due to significant shareholder activity. Distribution per share amounts are determined using a different methodology than that used for calculating Net Investment Income (Loss) ratios.
5 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
6 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
7 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


                                                         FINANCIAL HIGHLIGHTS 51

LARGE COMPANY VALUE FUND
ADMINISTRATOR CLASS SHARES-COMMENCED ON DECEMBER 31, 2001
For a share outstanding throughout each period

                                      JULY 31,       JULY 31,      JULY 31,       DEC. 31,       DEC. 31,        DEC. 31,
 FOR THE PERIOD ENDED:                 2007           2006         2005/1/         2004           2003          2002/2/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                 $16.76         $16.53        $16.17         $14.39         $11.71          $15.19
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)        0.38/3/           0.36          0.14           0.27           0.19            0.25
  Net realized and unrealized
   gain (loss) on investments            1.51           0.96          0.99           1.79           2.71           (3.13)
                                    ---------       --------      --------       --------       --------        --------
  Total from investment
   operations                            1.89           1.32          1.13           2.06           2.90           (2.88)
                                    ---------       --------      --------       --------       --------        --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                    (0.38)         (0.31)        (0.12)         (0.28)         (0.22)          (0.35)
  Distributions from net
   realized gain                        (1.18)         (0.78)        (0.65)          0.00           0.00           (0.25)
                                    ---------       --------      --------       --------       --------        --------
  Total distributions                   (1.56)         (1.09)        (0.77)         (0.28)         (0.22)          (0.60)
                                    ---------       --------      --------       --------       --------        --------
 NET ASSET VALUE, END OF PERIOD        $17.09         $16.76        $16.53         $16.17         $14.39          $11.71
                                    =========       ========      ========       ========       ========        ========
 TOTAL RETURN/4/                        11.45%          8.37%         7.15%         14.49%         24.99%         (19.42)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                              $3,489        $10,255        $4,957         $4,351         $5,054            $559
  Ratio of net investment
   income (loss) to average
   net assets                            2.16%          2.01%         1.47%          1.75%          1.62%           1.64%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/5/                           1.24%          1.23%         1.24%          1.36%          1.40%           2.10%
  Waived fees and reimbursed
   expenses/5/                          (0.28)%        (0.27)%       (0.28)%        (0.41)%        (0.40)%         (1.10)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/5/                  0.96%          0.96%         0.96%          0.95%          1.00%           1.00%
  Portfolio turnover rate/6/               18%             8%           26%            49%            92%            114%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Commencement of operations at beginning of period.
3 Calculated based upon average shares outstanding.
4 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
5 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of expenses to average net assets prior to waived fees and reimbursed expenses reflects the expense ratio in the absence of any waivers and reimbursements.
6 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 52 FINANCIAL HIGHLIGHTS

U.S. VALUE FUND
ADMINISTRATOR CLASS SHARES-COMMENCED ON DECEMBER 31, 2001
For a share outstanding throughout each period

                                      JULY 31,      JULY 31,      JULY 31,      DEC. 31,      DEC. 31,       DEC. 31,
 FOR THE PERIOD ENDED:                 2007          2006        2005/1/         2004          2003         2002/2/
 NET ASSET VALUE, BEGINNING OF
PERIOD                                $16.94        $18.50        $18.40         $17.52        $13.56         $17.87
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)       0.25/3/       0.24/3/       0.11/3/           0.27          0.16        0.22/3/
  Net realized and unrealized
   gain (loss) on investments           2.15          0.70          0.35           2.21          4.02          (2.81)
                                    --------      --------      --------       --------      --------      ---------
  Total from investment
   operations                           2.40          0.94          0.46           2.48          4.18          (2.59)
                                    --------      --------      --------       --------      --------      ---------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                   (0.26)        (0.25)        (0.07)         (0.26)        (0.22)         (0.36)
  Distributions from net
   realized gain                       (0.52)        (2.25)        (0.29)         (1.34)         0.00          (1.36)
                                    --------      --------      --------       --------      --------      ---------
  Total distributions                  (0.78)        (2.50)        (0.36)         (1.60)        (0.22)         (1.72)
                                    --------      --------      --------       --------      --------      ---------
 NET ASSET VALUE, END OF PERIOD       $18.56        $16.94        $18.50         $18.40        $17.52         $13.56
                                    ========      ========      ========       ========      ========      =========
 TOTAL RETURN/4/                       14.31%         5.82%         2.56%         14.53%        31.03%        (15.98)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                            $136,118      $244,103      $204,133       $91,940       $87,368        $11,220
  Ratio of net investment
   income (loss) to average
   net assets                           1.38%         1.39%         1.01%          1.54%         1.32%          1.63%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/5/                          1.24%         1.23%         1.17%          1.06%         1.07%          1.11%
  Waived fees and reimbursed
   expenses/5/                         (0.28)%       (0.27)%       (0.21)%        (0.11)%       (0.10)%        (0.14)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/5/                 0.96%         0.96%         0.96%          0.95%         0.97%          0.97%
  Portfolio turnover rate/6/              17%           43%           14%            47%           53%            90%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Commencement of operations.
3 Calculated based upon average shares outstanding.
4 Total returns calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
5 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
6 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 53

                      This Page Intentionally Left Blank

[GRAPHIC APPEARS HERE]





FOR MORE INFORMATION


More information on each Fund is available free upon request, including the following documents:


Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.


Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.


To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:


By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com


By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266


On the Internet:
www.wellsfargo.com/advantagefunds


From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]




                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------


                                                              078LCAM/P103 07-08
                                                          ICA Reg. No. 811-09253
(Copyright) 2008 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]





[GRAPHIC APPEARS HERE]



                APRIL 1, 2008, AS SUPPLEMENTED ON JULY 18, 2008





                                   Prospectus

                              Institutional Class

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) -  LARGE CAP STOCK FUNDS



Capital Growth Fund


Endeavor Select Fund


Growth Fund


Large Company Core Fund
(formerly named the Growth and Income Fund)


Large Company Value Fund
(formerly named the Dividend Income Fund)


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES


Key Fund Information                        3
Capital Growth Fund                         4
Endeavor Select Fund                        8
Growth Fund                                12
Large Company Core Fund                    16
Large Company Value Fund                   20
Description of Principal Investment        24
  Risks
Portfolio Holdings Information             27




--------------------------------------------------------------------------------


ORGANIZATION AND MANAGEMENT OF THE
FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY



Organization and Management of the Funds   28
About Wells Fargo Funds Trust              28
The Investment Adviser                     28
The Sub-Advisers and Portfolio Managers    28
Dormant Multi-Manager Arrangement          32




--------------------------------------------------------------------------------


YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO BUY, SELL AND EXCHANGE FUND SHARES


Compensation to Dealers and Shareholder    33
   Servicing Agents
Pricing Fund Shares                        34
How to Buy Shares                          35
How to Sell Shares                         37
How to Exchange Shares                     39
Account Policies                           41




--------------------------------------------------------------------------------


OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS


Distributions                   43
Taxes                           43
Financial Highlights            44
For More Information    Back Cover





Throughout this prospectus, the WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND/SM/
                  is referred to as the Endeavor Select Fund.

Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.



The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.


In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:


o  what the Fund is trying to achieve;


o  how we intend to invest your money; and


o what makes the Fund different from the other Funds offered in this Prospectus.


This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Large Company Value Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.


                                                          KEY FUND INFORMATION 3

CAPITAL GROWTH FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Michael Harris, CFA
Thomas J. Pence, CFA



FUND INCEPTION:
11/3/1997
INSTITUTIONAL CLASS
Ticker: WWCIX

INVESTMENT OBJECTIVE
The Capital Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of large-capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations of $3 billion or more. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics and how management teams allocate capital in order to drive future cash flow. We typically use a quantitative investment approach to assess a firm's intrinsic value to set price objectives. Holdings are continuously monitored for changes in fundamentals and their upside potential to fair valuation. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when we believe it no longer offers attractive growth prospects or when we wish to take advantage of a better investment opportunity. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 4 CAPITAL GROWTH FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Growth Style Investment Risk
   o Issuer Risk

   o Leverage Risk
   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Sector Emphasis Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                           CAPITAL GROWTH FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Capital Growth Fund was organized as the successor fund to the Strong Large Company Growth Fund and the Strong Endeavor Fund, with the former being the accounting survivor.


[GRAPHIC APPEARS HERE]





                            CALENDAR YEAR TOTAL RETURNS FOR THE INSTITUTIONAL CLASS/1/
                                               AS OF 12/31 EACH YEAR
 1998        1999       2000        2001         2002        2003        2004        2005       2006       2007
14.83%      52.14%      3.35%       -8.97%      -18.09%     25.79%      18.06%      10.13%      5.07%      18.77%






             BEST AND WORST QUARTER
  Best Quarter:       Q4    1999       29.98%
  Worst Quarter:      Q2    2002       -13.18%

          The Fund's year-to-date performance through December 31, 2007, was 18.77%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                                  1 YEAR         5 YEARS         10 YEARS
 INSTITUTIONAL CLASS/1/
  Returns Before Taxes                           18.77%          15.34%          10.64%
  Returns After Taxes on                         17.35%          14.88%           9.51%
  Distributions/2/
  Returns After Taxes on                         12.84%          13.31%           8.76%
Distributions and Sale of Fund
  Shares/2/
 RUSSELL 1000 (Reg. TM) GROWTH INDEX/3/          11.81%          12.11%           3.83%
  (reflects no deduction for expenses
  or taxes)

1 Institutional Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares of the Strong Large Company Growth Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to June 30, 2003, for the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell 1000 (Reg. TM) Growth Index measures the performance of those
  Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

 6 CAPITAL GROWTH FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your
  investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE NET ASSET
  VALUE AT PURCHASE)


             ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from Fund assets)
  Management Fees/1/                              0.67%
  Distribution (12b-1) Fees                       0.00%
  Other Expenses/2/                               0.19%
  TOTAL ANNUAL FUND OPERATING EXPENSES            0.86%
  Fee Waivers                                     0.11%
  NET EXPENSES/3/                                 0.75%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.70% for the first $500 million; 0.65% for the next $500 million; 0.60% for the next $2 billion; 0.575% for the next $2 billion; and 0.55% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                  $77
   3 Years                $264
   5 Years                $466
  10 Years              $1,052


                                                           CAPITAL GROWTH FUND 7

ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Michael Harris, CFA
Thomas J. Pence, CFA



FUND INCEPTION:
12/29/2000
INSTITUTIONAL CLASS
Ticker: WFCIX

INVESTMENT OBJECTIVE
The Endeavor Select Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o  at least 80% of the Fund's total assets in equity securities; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in the equity securities of approximately 30 to 40 companies that we believe offer the potential for capital growth. We may also invest in equity securities of foreign issuers through ADRs and similar investments. We select equity securities of companies of any size. Because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics and how management teams allocate capital in order to drive future cash flow. We typically use a quantitative investment approach to assess a firm's intrinsic value to set price objectives. Holdings are continuously monitored for changes in fundamentals and their upside potential to fair valuation. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when we believe it no longer offers attractive growth prospects or when we wish to take advantage of a better investment opportunity.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 8 ENDEAVOR SELECT FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk
   o Liquidity Risk

   o Management Risk
   o Market Risk
   o Non-Diversification Risk
   o Regulatory Risk
   o Sector Emphasis Risk
   o Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                          ENDEAVOR SELECT FUND 9

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Endeavor Select Fund was organized as the successor fund to the Strong Advisor Select Fund.


[GRAPHIC APPEARS HERE]





  CALENDAR YEAR TOTAL RETURNS FOR THE INSTITUTIONAL CLASS/1/
                     AS OF 12/31 EACH YEAR
2001      2002      2003     2004     2005     2006     2007
-20.10%   -23.53%   37.05%   16.80%   10.55%   4.29%    17.48%






            BEST AND WORST QUARTER
  Best Quarter:       Q4    2001       13.49%
  Worst Quarter:      Q3    2001      -21.52%

          The Fund's year-to-date performance through December 31, 2007, was 17.48%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                                1 YEAR       5 YEARS       LIFE OF FUND/1/
 INSTITUTIONAL CLASS/1/
  Returns Before Taxes                       17.48%        16.74%             4.10%
  Returns After Taxes on                     17.29%        16.37%             3.85%
  Distributions/2/
  Returns After Taxes on                     11.56%        14.70%             3.48%
Distributions and Sale of Fund
  Shares/2/
 RUSSELL 1000 (Reg. TM) GROWTH INDEX/3/      11.81%        12.11%             0.23%
  (reflects no deduction for expenses
  or taxes)

1 Institutional Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Class A shares of the Strong Advisor Select Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. The Class A shares of the predecessor fund incepted on December 29, 2000. Returns for the Institutional Class shares and Index shown in the Life of Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell 1000 (Reg. TM) Growth Index measures the performance of those
  Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.


 10 ENDEAVOR SELECT FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your
  investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE NET ASSET
  VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
  assets)
  Management Fees/1/                             0.67%
  Distribution (12b-1) Fees                      0.00%
  Other Expenses/2/                              0.19%
  Acquired Fund Fees and Expenses/3/             0.01%
  TOTAL ANNUAL FUND OPERATING                    0.87%
  EXPENSES/4/
  Fee Waivers                                    0.06%
  NET EXPENSES/4,5,6/                            0.81%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.70% for the first $500 million; 0.65% for the next $500 million; 0.60% for the next $2 billion; 0.575% for the next $2 billion; and 0.55% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
4 The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.
5 The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.
6 The adviser has committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.80%. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                  $83
   3 Years                $272
   5 Years                $476
  10 Years              $1,067


                                                         ENDEAVOR SELECT FUND 11

GROWTH FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Joseph M. Eberhardy, CFA, CPA
Thomas C. Ognar, CFA
Bruce C. Olson, CFA



FUND INCEPTION:
12/31/1993
INSTITUTIONAL CLASS
Ticker: SGRNX

INVESTMENT OBJECTIVE
The Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o  at least 80% of the Fund's total assets in equity securities; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We select equity securities of companies of any size. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with the prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We use earnings surprise and revision patterns along with many other financial metrics to assess these criteria. We then combine that company-specific analysis with our assessment of secular and technical trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that causes us to become suspicious of a company's prospective growth profile or the profitability potential of its business model. We may also sell or trim a position when we need to raise money to fund the purchase of a better idea, when valuation is extended beyond our bullish expectations, or when we see weakness relative to the overall market. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 12 GROWTH FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Growth Style Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Sector Emphasis Risk
   o Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                                  GROWTH FUND 13

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Growth Fund was organized as the successor fund to the Strong Growth Fund and the Strong Growth 20 Fund, with the former being the accounting survivor.


[GRAPHIC APPEARS HERE]





                  CALENDAR YEAR TOTAL RETURNS FOR THE INSTITUTIONAL CLASS/1/
                                    AS OF 12/31 EACH YEAR
1998     1999         2000     2001      2002      2003     2004     2005    2006     2007
26.98%   75.06% /2/   -8.89%   -33.84%   -24.73%   30.93%   13.26%   9.60%   8.44%    28.24%






            BEST AND WORST QUARTER
  Best Quarter:       Q4    1999       54.93%
  Worst Quarter:      Q1    2001      -27.35%

          The Fund's year-to-date performance through December 31, 2007, was 28.24%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                                1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS/1/
  Returns Before Taxes                       28.24%        17.72%         8.59%
  Returns AfterTaxes on                      28.24%        17.72%         7.64%
  Distributions/3/
  Returns After Taxes on                     18.36%        15.68%         7.09%
Distributions and Sale of Fund
  Shares/3/
 RUSSELL 3000 (Reg. TM) GROWTH INDEX/4/      11.40%        12.42%         3.83%
  (reflects no deduction for expenses
  or taxes)

1 Institutional Class shares incepted on February 24, 2000. Performance shown prior to April 11, 2005, for the Institutional Class shares reflects the performance of the Institutional Class shares of the Strong Growth Fund, the predecessor fund. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.
2 The Growth Fund's calendar year total return for 1999 was primarily achieved during favorable conditions in the market, particularly for technology companies. You should not expect such favorable returns to be consistently achieved.
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
4 The Russell 3000 (Reg. TM) Growth Index measures the performance of those
  Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this Index are also members of either the Russell 1000 (Reg. TM) Growth Index or the Russell 2000 (Reg. TM) Growth Index. You cannot invest directly in an index.

 14 GROWTH FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your
  investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE NET ASSET
  VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
  assets)
  Management Fees/1/                              0.70%
  Distribution (12b-1) Fees                       0.00%
  Other Expenses/2/                               0.19%
  TOTAL ANNUAL FUND OPERATING EXPENSES            0.89%
  Fee Waivers                                     0.09%
  NET EXPENSES/3/                                 0.80%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                  $82
   3 Years                $275
   5 Years                $484
  10 Years              $1,088


                                                                  GROWTH FUND 15

LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Matrix Asset Advisors, Inc.



PORTFOLIO MANAGER
David A. Katz, CFA



FUND INCEPTION:
12/29/1995
INSTITUTIONAL CLASS
Ticker: SGNIX

INVESTMENT OBJECTIVE
The Large Company Core Fund seeks total return comprised of long-term capital appreciation and current income.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, the majority of which pay dividends. We define large-capitalization companies as those with market capitalizations of $3 billion or more. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We select companies that we believe are financially strong and meet specific valuation criteria as compared to the overall market and the companies' own valuation histories. Our discipline is predicated on establishing fundamental business valuations for strong businesses and then selectively investing in those qualifying companies whose stock prices are at least one-third lower than their business values. Our process is initially quantitative, focusing on absolute criteria such as the growth in a company's earnings, as well as relative criteria such as where a stock is currently trading versus its historic trading levels based on such criteria as its price to earnings, its price to book value, dividend yield and its price to sales. Our primary analytical effort is qualitative, where we assess whether a company is undervalued or merely statistically cheap. We focus on the role of management and the potential for a positive catalyst. We are disciplined sellers, basing our decisions on the relationship between a company's business value and its stock price. Typically, we sell a stock when the stock price equals the updated business value. Stocks will also be sold if we believe the business value and/or future prospects have materially eroded. We may also sell a stock if we believe a comparable company offers a more compelling opportunity based on valuation and prospects.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 16 LARGE COMPANY CORE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Growth Style Investment Risk
   o Issuer Risk

   o Leverage Risk
   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                      LARGE COMPANY CORE FUND 17

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Large Company Core Fund was organized as the successor fund to the Strong Growth and Income Fund and the Strong Large Cap Core Fund, with the former being the accounting survivor.


[GRAPHIC APPEARS HERE]





                CALENDAR YEAR TOTAL RETURNS FOR THE INSTITUTIONAL CLASS/1/
                                  AS OF 12/31 EACH YEAR
1998     1999     2000     2001      2002      2003     2004    2005     2006      2007
32.95%   32.23%   -9.94%   -19.52%   -21.22%   25.26%   9.59%   -1.16%   16.19%    2.91%






            BEST AND WORST QUARTER
  Best Quarter:       Q4    1998       23.35%
  Worst Quarter:      Q1    2001      -17.67%

          The Fund's year-to-date performance through December 31, 2007, was 2.91%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                              1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS/1/
  Returns Before Taxes                      2.91%         10.16%        5.00%
  Returns After Taxes on                    2.50%          9.79%        4.74%
  Distributions/2/
  Returns After Taxes on                    1.90%          8.64%        4.22%
Distributions and Sale of Fund
  Shares/2/
 S&P 500 (Reg. TM) INDEX/3/                 5.49%         12.83%        5.91%
  (reflects no deduction for expenses
  or taxes)

1 Institutional Class shares incepted on February 29, 2000. Prior to July 18,
  2008, the Fund was named the Growth and Income Fund. Performance shown prior to April 11, 2005, for the Institutional Class shares reflects the performance of the Institutional Class shares of the Strong Growth and Income Fund, the predecessor fund. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The S&P 500 (Reg. TM) Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. S&P 500 is a registered trademark of Standard and Poor's. You cannot invest directly in an index.

 18 LARGE COMPANY CORE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your
  investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE NET ASSET
  VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
  assets)
  Management Fees/1/                              0.70%
  Distribution (12b-1) Fees                       0.00%
  Other Expenses/2/                               0.21%
  TOTAL ANNUAL FUND OPERATING EXPENSES            0.91%
  Fee Waivers                                     0.25%
  NET EXPENSES/3/                                 0.66%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.70% for the first $500 million; 0.65% for the next $500 million; 0.60% for the next $2 billion; 0.575% for the next $2 billion; and 0.55% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                  $67
   3 Years                $266
   5 Years                $480
  10 Years              $1,099


                                                      LARGE COMPANY CORE FUND 19

LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Phocas Financial Corporation



PORTFOLIO MANAGERS
Stephen L. Block, CFA
William F. K. Schaff, CFA



FUND INCEPTION:
7/01/1993
INSTITUTIONAL CLASS
Ticker: WLCIX

INVESTMENT OBJECTIVE
The Large Company Value Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of large capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations of $3 billion or more. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


Our investment process is highly aware of our sector allocations against our benchmark because we seek outperformance through stock selection rather than overweighting or underweighting certain sectors. We begin our process by ranking approximately 5,000 stocks by market capitalization. Stocks that pass this screen for us will be in the top 20% of market capitalization. We then use our own predetermined criteria (E.G., debt as a portion of firms' total value; net profits as a portion of firms' total revenue; and price-to-earnings ratios) to refine the resulting investment candidates. From there, we perform quantitative financial statement analyses focusing on the strengths and trends in income statements, cash flow statements and balance sheets. Next, using proprietary modeling that determines the valuation of each stock relative to its peers in its respective business sector, we filter the remaining stocks. Our last filter consists of our qualitative assessments for each stock combining inputs that include our assessments of management teams, competitive strengths, business trends, and catalysts in companies' respective businesses. The resulting final portfolio consists of a diverse group of stocks, each of which is believed to have compelling valuations relative to its respective business sector peers and attractive metrics in terms of its appreciation potential.


In general, a stock may be sold if its valuation rises significantly within its respective industry peer group, if its position appreciates above 4% of the portfolio's total market value, if a company's management strategy deviates negatively from our expectations, or if a company's financial statements start to degrade materially.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 20 LARGE COMPANY VALUE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Value Style Investment Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                     LARGE COMPANY VALUE FUND 21

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Prior to March 21, 2008, the Large Company Value Fund was known as the Dividend Income Fund and the Fund was managed by a different sub-adviser. Performance figures shown below represent performance of the prior sub-adviser to the Fund and do not reflect the Fund's current investment objective and strategies.


Effective April 11, 2005, the Strong family of funds reorganized into the WELLS FARGO ADVANTAGE FUNDS. As part of this transaction, the Large Company Value Fund was organized as the successor fund to the Strong Dividend Income Fund, the Strong Energy Fund and the Strong Dow 30 Value Fund, with the Strong Dividend Income Fund being the accounting survivor.


[GRAPHIC APPEARS HERE]





               CALENDAR YEAR TOTAL RETURNS FOR THE INSTITUTIONAL CLASS/2/
                         AS OF 12/31 EACH YEAR
1998     1999    2000     2001      2002      2003     2004     2005    2006      2007
20.35%   0.58%   27.32%   -11.20%   -19.77%   24.50%   14.04%   8.88%   17.75%    2.79%






            BEST AND WORST QUARTER
  Best Quarter:       Q3    2000       15.92%
  Worst Quarter:      Q3    2002      -17.53%


 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/07                               1 YEAR        5 YEARS       10 YEARS
 INSTITUTIONAL CLASS/2/
  Returns Before Taxes                         2.79%       13.35%         7.47%
  Returns After Taxes on                       1.16%       12.09%         5.99%
  Distributions/3/
  Returns After Taxes on                       3.19%       11.33%         5.87%
Distributions and Sale of Fund
  Shares/3/
 RUSSELL 1000 (Reg. TM) VALUE INDEX4          -0.17%       14.63%         7.68%
  (reflects no deduction for expenses
  or taxes)

1 Phocas Financial Corporation is the Fund's sub-adviser effective March 21,
  2008. From April 11, 2005 through March 20, 2008, Wells Capital Management Incorporated was the Fund's sub-adviser and the Fund's investment objective and strategies were different. Prior to April 11, 2005, the Large Company Value Fund was part of the Strong family of funds and was advised by a different sub-adviser. Accordingly, performance figures do not reflect the Large Company Value Fund's current investment objective and strategies or the current sub-adviser's performance.
2 Institutional Class shares incepted on March 31, 2008. Prior to March 21,
  2008, the WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND was named the Wells Fargo Advantage Dividend Income Fund. Performance shown reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and higher than those of the Institutional Class shares. Investor Class annual returns are substantially similar to what the Institutional Class annual returns would be because the shares are invested in the same portfolio of securities and differ only to the extent that the classes do not have the same expenses.
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
4 The Russell 1000 (Reg. TM)/ /Value Index measures the performance of those
  Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.


 22 LARGE COMPANY VALUE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your
  investments)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE NET ASSET
  VALUE AT PURCHASE)


             ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from Fund assets)
  Management Fees/1/                              0.70%
  Distribution (12b-1) Fees                       0.00%
  Other Expenses/2/                               0.23%
  TOTAL ANNUAL FUND OPERATING EXPENSES            0.93%
  Fee Waivers                                     0.18%
  NET EXPENSES/3/                                 0.75%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.70% for the first $500 million; 0.65% for the next $500 million; 0.60% for the next $2 billion; 0.575% for the next $2 billion; and 0.55% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company , and may include expenses of any money market or other fund held by the Fund. Other expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                  $77
   3 Years                $278
   5 Years                $497
  10 Years              $1,127


                                                     LARGE COMPANY VALUE FUND 23

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.


ACTIVE TRADING RISK       Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK        When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the
                          Fund is exposed to the risk that the other party will not fulfill its contract obligation.
                          Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
DERIVATIVES RISK          The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                          For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
FOREIGN INVESTMENT RISK   Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

 24 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

GROWTH STYLE INVESTMENT RISK   Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.
ISSUER RISK                    The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.
LEVERAGE RISK                  Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
LIQUIDITY RISK                 A security may not be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK                We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.
MARKET RISK                    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. It may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than debt securities.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 25

NON-DIVERSIFICATION RISK      Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. (A
                              "diversified" investment company is required by the 1940 Act, generally, with respect to 75%
                              of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)
REGULATORY RISK               Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.
SECTOR EMPHASIS RISK          Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.
SMALLER COMPANY SECURITIES    Securities of companies with smaller market capitalizations tend to be more volatile and less
RISK                          liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.
VALUE STYLE INVESTMENT RISK   Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

 26 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Funds' Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.


                                               PORTFOLIO HOLDINGS INFORMATION 27

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.


The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.


THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds . Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Fund's annual report for the fiscal year ended July 31, 2007.


Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.


For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.


Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.


These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.


THE SUB-ADVISERS AND PORTFOLIO MANAGERS
The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds . Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.


 28 ORGANIZATION AND MANAGEMENT OF THE FUNDS

--------------------------------------------------------------------------------
MATRIX ASSET ADVISORS, INC. (Matrix), located at 747 Third Avenue, 31st Floor, New York, NY 10017, is the investment sub-adviser for the Large Company Core Fund and thereby is responsible for the day-to-day investment activities of the Large Company Core Fund. Matrix is a registered investment adviser that provides investment advisory services to the Matrix Advisors Value Fund, individuals, endowments, and pension accounts.


DAVID A. KATZ, CFA        Mr. Katz is responsible for managing the Large Company Core Fund, which he has
Large Company Core Fund   managed since 2005. Mr. Katz is the President and Chief Investment Officer of Matrix
                          since 1990. Mr. Katz chairs the Investment Policy Committee and is also a portfolio manager and research analyst. He has managed the Matrix Advisors Value Fund from
                          1996 until the present. Education: B.A., Economics, Union College; M.B.A., Finance, New
                          York University Graduate School of Business.

--------------------------------------------------------------------------------
PHOCAS FINANCIAL CORPORATION (Phocas Financial), located at 980 Atlantic
Avenue, Suite 106, Alameda, CA 94501 is the investment sub-adviser of the Large Company Value Fund. Phocas Financial is an employee-owned, SEC registered, investment adviser serving state and municipal pensions funds, corporate retirement plans, trusts and individual investors.


WILLIAM F.K. SCHAFF, CFA   Mr. Schaff is jointly responsible for managing the Large Company Value Fund, which he
Large Company Value Fund   has managed since 2008. Mr. Schaff is Founder and CEO of Phocas Financial and has
                           jointly managed the Phocas Real Estate Fund and Phocas Small Cap Value Fund since
                           2006. Prior to 2006, for the last twenty years, Mr. Schaff has managed institutional equity portfolios and mutual funds for Bay Isle Financial LLC, Janus Capital Group,
                           Berger LLC, and the Undiscovered Managers organization. Education: M.S., Engineering,
                           University of California, Davis.
STEPHEN L. BLOCK, CFA      Mr. Block is jointly responsible for managing the Large Company Value Fund, which he
Large Company Value Fund   has managed since 2008. Prior to joining Phocas Financial in March 2006, Mr. Block worked at Bay Isle Financial, LLC ("Bay Isle"), where he served as a Senior Portfolio
                           Manager for private clients, and as a co-Portfolio Manager of Bay Isle's Large Cap Value
                           and REIT institutional products. Education: B.A., Quantitative Economic Decision
                           Science, University of California, San Diego; M.B.A., Accounting and Finance, University
                           of Michigan's Ross School of Business.



                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 29

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' PRIOR PERFORMANCE HISTORY


PHOCAS FINANCIAL - LARGE COMPANY VALUE FUND. The performance information shown below represents a composite of the prior performance of all discretionary accounts managed by William F. K. Schaff and Stephen L. Block, the portfolio managers of the Large Company Value Fund, as former employees of Bay Isle Corporation (with respect to the period 1996-2001) and Bay Isle Financial, LLC (with respect to the period 2002-2003), a wholly-owned indirect subsidiary of Janus Capital Group Inc., with substantially similar investment objectives, policies and strategies as the Large Company Value Fund. Bay Isle Corporation and Bay Isle Financial, LLC are referred to below as "Bay Isle." The discretionary accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the composite. The composite performance information presented below is net of the fees and expenses that will be charged to the Fund (with respect to Institutional Class shares) and actual brokerage commissions and execution costs paid by these private accounts. The composite performance does not represent the historical performance of the Fund and should not be interpreted as indicative of the future performance of the Fund. The performance results of such accounts relate to accounts managed by Messrs. Schaff and Block as employees of Bay Isle during periods prior to the date Phocas Financial commenced operations.


[GRAPHIC APPEARS HERE]





         PORTFOLIO MANAGERS' COMPOSITE CALENDAR YEAR RETURNS
                        AS OF 12/31 EACH YEAR
1996     1997     1998     1999    2000    2001     2002      2003
22.39%   34.27%   29.99%   3.13%   7.29%   -1.68%   -26.04%   23.05%








 PORTFOLIO MANAGERS' COMPOSITE AVERAGE
ANNUAL TOTAL
RETURNS
for the period ended 12/31/03                1 YEAR       5 YEARS       10 YEARS
 Portfolio Managers' Composite              23.05%         -0.20%         9.81%
  Performance
  (incept. 01/01/96)/1/
 Russell 1000 (Reg. TM) Value Index/2/      30.03%          3.56%        10.76%
  (reflects no deduction for expenses
  or taxes)

1 For the period January 1, 1996 to December 31, 2003.
2 The Russell 1000 (Reg. TM) Value Index measures the performance of those
  Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

 30 ORGANIZATION AND MANAGEMENT OF THE FUNDS

--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Capital Growth Fund, Endeavor Select Fund and Growth Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.


JOSEPH M. EBERHARDY, CFA,   Mr. Eberhardy is jointly responsible for managing the Growth Fund, which he has
CPA                         managed since 2008, when he became a portfolio manager with the Growth Equity
Growth Fund                 Team at Wells Capital Management. Prior to his current role, he was a senior research analyst with the Growth Equity Team since 2000. Prior to joining Wells Capital
                            Management, Mr. Eberhardy was with Strong Capital Management, Inc., since 1994.
                            Education: B.A., Accounting, University of Wisconsin-Milwaukee.
MICHAEL HARRIS, CFA         Mr. Harris is jointly responsible for managing the Capital Growth Fund and the
Capital Growth Fund         Endeavor Select Fund, both of which he has managed since 2006. Mr. Harris joined
Endeavor Select Fund        Wells Capital Management in 2005 serving as a portfolio manager for certain portfolios and as a research analyst with primary responsibilities for the financial and energy sectors. Prior to joining Wells Capital Management, Mr. Harris was a research analyst with Strong Capital Management, Inc. since 2000. Education: B.S., Business Adminis-
                            tration with a major in Finance, Southeast Missouri State University; M.B.A., Finance,
                            Indiana University.
THOMAS C. OGNAR, CFA        Mr. Ognar is jointly responsible for managing the Growth Fund, which he has managed
Growth Fund                 since 2002. Mr. Ognar joined Wells Capital Management in 2005 as a portfolio manager.
                            Prior to joining Wells Capital Management, Mr. Ognar was a portfolio manager with
                            Strong Capital Management, Inc. since May 2002 and managed separate and institutional accounts since 2001. Mr. Ognar joined Strong Capital Management, Inc. in
                            1998, and served as a senior equity research analyst from 1998 to 2002. Education: B.S.,
                            Finance, Miami University; M.S., Finance, University of Wisconsin, Madison.
BRUCE C. OLSON, CFA         Mr. Olson is jointly responsible for managing the Growth Fund, which he has managed
Growth Fund                 since 2005. Mr. Olson joined Wells Capital Management in 2005 as a portfolio manager.
                            Prior to joining Wells Capital Management, he was a portfolio manager with Strong
                            Capital Management, Inc. and managed separate and institutional accounts since
                            January 1998. Mr. Olson joined Strong Capital Management, Inc. in 1994. Education:
                            B.A., Finance and History, Gustavus Adolphus College.
THOMAS J. PENCE, CFA        Mr. Pence is jointly responsible for managing the Capital Growth Fund, which he has
Capital Growth Fund         managed since 2004, and the Endeavor Select Fund, which he has managed since
Endeavor Select Fund        2000. Mr. Pence joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining Wells Capital Management, he was a portfolio manager at Strong Capital
                            Management, Inc. since October 2000. Education: B.S., Business, Indiana University;
                            M.B.A., Finance, University of Notre Dame.


                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 31

DORMANT MULTI-MANAGER ARRANGEMENT
The Board has adopted a "multi-manager" arrangement for each Fund. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.


Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Funds' sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

 32 ORGANIZATION AND MANAGEMENT OF THE FUNDS

COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

ADDITIONAL PAYMENTS TO DEALERS
In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.


In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.


Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).


The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.


The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.


More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargoadvantagefunds.com.

                     COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS 33

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange
(NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. Each Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.


With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.


We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.


In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

 34 PRICING FUND SHARES

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

o Employee benefit plan programs that have at least $100 million in plan assets;


o Broker-dealer managed account or wrap programs that charge an asset-based fee and have program assets of at least $100 million;


o Registered investment adviser mutual fund wrap programs that charge an asset-based fee and have program assets of at least $100 million;


o  Internal Revenue Code Section 529 college savings plan accounts;


o Fund of Funds including those advised by Funds Management (WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS/SM/);


o Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;


o  Institutions who invest a minimum initial amount of $5 million in a Fund;
   and


o Under certain circumstances and for certain groups as detailed in the Fund's Statement of Additional Information.



 INSTITUTIONS PURCHASING     OPENING AN ACCOUNT                              ADDING TO AN ACCOUNT
                            ----------------------------------------------- --------------------------------------
 SHARES DIRECTLY
---------------------------
 By Telephone or Internet    A new account may not be opened by              To buy additional shares or to buy
---------------------------
                            telephone or internet unless the institution    shares in a new Fund:
                            has another Wells Fargo Advantage Fund          o Call Investor Services at
                            account. If the institution does not currently  1-800-222-8222 or have an account, contact your investment
                                                                            o Call 1-800-368-7550 for the
                            representative.
                            -----------------------------------------------
                                                                            automated phone system or
                                                                            o visit our Web site at
                                                                            www.wellsfargo.com/
                                                                            advantagefunds
                                                                            --------------------------------------
 By Wire                                                                     To buy additional shares, instruct
---------------------------
                             o Complete and sign the Institutional Class
                                                                            your bank or financial institution to
                            account application
                                                                            use the same wire instructions
                            o Call Investor Services at 1-800-222-8222 for
                                                                            shown to the left.
                                                                            --------------------------------------
                            faxing instructions
                            o Use the following wiring instructions:
                            State Street Bank & Trust
                            Boston, MA
                            Bank Routing Number: ABA 011000028
                            Wire Purchase Account: 9905-437-1
                            Attention: WELLS FARGO ADVANTAGE FUNDS
                            (Name of Fund, Account
                            Number )
                            Account Name: Provide your
                            name as registered on the
                            Fund account
                            -----------------------------------------------

                                                            HOW TO BUY SHARES 35

 INSTITUTIONS PURCHASING
                            OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
                           ---------------------------------------------- --------------------------------------
 SHARES DIRECTLY
----------------------------------------------------------------------------------------------------------------
 In Person                  Investors are welcome to visit the Investor    See instructions shown to the left.
--------------------------                                                -------------------------------------
                           Center in person to ask questions or conduct
                           any Fund transaction. The Investor Center is
                           located at 100 Heritage Reserve, Menomonee
                           Falls, Wisconsin 53051.
                           ----------------------------------------------
 Through Your Investment    Contact your investment representative.        Contact your investment
 Representative                                                           representative.

-------------------------- ---------------------------------------------- -------------------------------------

SPECIAL CONSIDERATIONS WHEN INVESTING THROUGH FINANCIAL INTERMEDIARIES:
If a financial intermediary purchases Institutional Class shares on your behalf, you should understand the following:


   o MINIMUM INVESTMENTS AND OTHER TERMS OF YOUR ACCOUNT. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.


   o RECORDS ARE HELD IN FINANCIAL INTERMEDIARY'S NAME. Financial intermediaries are usually the holders of record for Institutional Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.


   o PURCHASE/REDEMPTION ORDERS. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.


   o SHAREHOLDER COMMUNICATIONS. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.


   o U.S. DOLLARS ONLY. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.


   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.


   o EARNINGS DISTRIBUTIONS. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.


 36 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Institutional Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.



 INSTITUTIONS SELLING SHARES DIRECTLY     TO SELL SOME OR ALL OF YOUR SHARES
---------------------------------------- ---------------------------------------------------------------------
 By Telephone /                           o To speak with an investor services representative call
 Electronic Funds Transfer (EFT)         1-800-222-8222 or use the automated phone system at
----------------------------------------
                                         1-800-368-7550.
                                         o Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                                         market funds, and next day for all other WELLS FARGO ADVANTAGE
                                         FUNDS.
                                         o Transfers made to a Wells Fargo Bank account are made
                                         available sooner than transfers to an unaffiliated institution.
                                         o Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.
                                         NOTE: Telephone transactions such as redemption requests
                                         made over the phone generally require only one of the
                                         account owners to call unless you have instructed us
                                         otherwise.
                                         --------------
 By Wire                                  o To arrange for a Federal Funds wire, call 1-800-222-8222.
----------------------------------------
                                         o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                                         o Redemption proceeds are usually wired to the financial
                                         intermediary the following business day.
                                         ---------------------------------------------------------------------
 By Internet                              Visit our Web site at www.wellsfargo.com/advantagefunds.
---------------------------------------- ---------------------------------------------------------------------
 In Person                                Investors are welcome to visit the Investor Center in person to ask
----------------------------------------
                                         questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin
                                         53051.
                                         --------------
 Through Your Investment Representative   Contact your investment representative.

---------------------------------------- --------------

GENERAL NOTES FOR SELLING SHARES:

   o PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.


   o EARNINGS DISTRIBUTIONS. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.


   o RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments


                                                           HOW TO SELL SHARES 37
     coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks.
     Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
     Such extraordinary circumstances are discussed further in the Statement of Additional Information.


   o REDEMPTION IN KIND. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.


   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.


 38 HOW TO SELL SHARES

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:


o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (I.E., a Fund not closed to new accounts).


o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.


o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.


o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.


o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.


Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.


Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.


The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders.Funds Management monitors available shareholder trading information across all Funds on a daily basis. Funds Management will temporarily suspend the purchase and exchange privileges of an investor who completes a purchase and redemption in a Fund within 30 calendar days. Such investor will be precluded from investing in the Fund for a period of 30 calendar days.


A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares


                                                       HOW TO EXCHANGE SHARES 39
through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.


Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plan shares and funds of funds.


 40 HOW TO EXCHANGE SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.


HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.


RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:


o  Individual Retirement Plans, including traditional IRAs and Roth IRAs.


o Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.


There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.


SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.


STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.


ELECTRONIC DELIVERY OF FUND DOCUMENTS
You may elect to receive your account statements, transaction confirmations, Fund prospectuses, shareholder reports and other Fund documents electronically. If you make this election, you will be notified by e-mail when the most recent Fund documents or statements are available for viewing and downloading on the Funds' Web site. For security reasons, online access to account statements and transaction confirmations will require the establishment of a login ID and password prior to viewing.


To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds' Web site at www.wellsfargo.com/advantagefunds. The e-mail address provided in your account application will be used to send e-mail notifications to you and should be a personal/


                                                             ACCOUNT POLICIES 41
nonbusiness e-mail address. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by logging into your account online or by calling 1-800-359-3379.


STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.


TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.


USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

 42 ACCOUNT POLICIES

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds, except the Large Company Core Fund and Large Company Value Fund, make distributions of any net investment income and any realized net capital gains annually. The Large Company Core Fund and Large Company Value Fund make distributions of any net investment income quarterly and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.



TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.


We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.


Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.


An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Portfolio shareholder, the portion of your distributions attributable to dividends received by your Portfolio from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.


Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.


If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.


Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.


In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                        TAXES 43

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand the Funds' financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and the Funds' financial statements, is also contained in the Funds' annual report, a copy of which is available upon request.


The Financial Highlights which follow show the financial performance of the Investor Class shares of the Large Company Value Fund.


 44 FINANCIAL HIGHLIGHTS

CAPITAL GROWTH FUND
INSTITUTIONAL CLASS SHARES-COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                                JULY 31,               JULY 31,                   JULY 31,
 FOR THE PERIOD ENDED:                           2007                  2006                     2005/1,2/
 NET ASSET VALUE, BEGINNING OF PERIOD            $16.10                 $16.71                     $15.21
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  0.02/3/                  (0.00)/3,4/                (0.00)/3,4/
  Net realized and unrealized gain
(loss)
   on investments                                  3.08                  (0.13)                      1.50
                                             ----------              --------------             --------------
  Total from investment operations                 3.10                  (0.13)                      1.50
                                             ----------              --------------             --------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
   income                                          0.00                   0.00                       0.00
  Distributions from net realized gain            (0.10)                 (0.48)                      0.00
                                             ----------              --------------             --------------
  Total distributions                             (0.10)                 (0.48)                      0.00
                                             ----------              --------------             --------------
 NET ASSET VALUE, END OF PERIOD                  $19.10                 $16.10                     $16.71
                                             ==========              ==============             ==============
 TOTAL RETURN/5/                                  19.36%                 (0.98)%                     9.86%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)              $281,353              $109,801                    $44,171
  Ratio of net investment income (loss)
to
   average net assets                              0.11%                 (0.03)%                    (0.10)%
  Ratio of expenses to average net
assets
   prior to waived fees and reimbursed
   expenses/6/                                     0.91%                  0.94%                      0.98%
  Waived fees and reimbursed expenses/6/          (0.15)%                (0.14)%                    (0.18)%
  Ratio of expenses to average net
assets
   after waived fees and expenses/6/               0.76%                  0.80%                      0.80%
  Portfolio turnover rate/7/                        114%                    89%                        57%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Commencement of operations.
3 Calculated based upon average shares outstanding.
4 Amount calculated is less than $0.005.
5 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
6 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
7 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 45

ENDEAVOR SELECT FUND
INSTITUTIONAL CLASS SHARES-COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period

                                                  JULY 31,             JULY 31,               JULY 31,
 FOR THE PERIOD ENDED:                            2007                 2006                 2005/1,2/
 NET ASSET VALUE, BEGINNING OF PERIOD               $9.40                $9.47                   $8.60
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                    0.01/3/                (0.01)/3/               (0.01)/3/
  Net realized and unrealized gain
(loss)
   on investments                                    1.55                 0.03                    0.88
                                               ----------             -----------            ------------
  Total from investment operations                   1.56                 0.02                    0.87
                                               ----------             -----------            ------------
 LESS DISTRIBUTIONS:
  Distributions from net investment
   income                                            0.00                 0.00                    0.00
  Distributions from net realized gain            0.00/4/                (0.09)                   0.00
                                               ----------             -----------            ------------
  Total distributions                                0.00                (0.09)                   0.00
                                               ----------             -----------            ------------
 NET ASSET VALUE, END OF PERIOD                    $10.96                $9.40                   $9.47
                                               ==========             ===========            ============
 TOTAL RETURN/5/                                    16.60%                0.20%                  10.12%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)              $1,099,424            $534,868                    $161
  Ratio of net investment income (loss)
to
   average net assets                                0.06%               (0.12)%                 (0.20)%
  Ratio of expenses to average net
assets
   prior to waived fees and reimbursed
   expenses/6/                                       0.91%                0.95%                   1.03%
  Waived fees and reimbursed expenses/6/            (0.11)%              (0.15)%                 (0.23)%
  Ratio of expenses to average net
assets
   after waived fees and expenses/6/                 0.80%                0.80%                   0.80%
  Portfolio turnover rate/7/                           91%                  84%                     54%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Commencement of operations.
3 Calculated based upon average shares outstanding.
4 Amount calculated is less than $0.005.
5 Total returns calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
6 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
7 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 46 FINANCIAL HIGHLIGHTS

GROWTH FUND
INSTITUTIONAL CLASS SHARES-COMMENCED ON FEBRUARY 24, 2000
For a share outstanding throughout each period

                                        JULY 31,           JULY 31,           JULY 31,           DEC. 31,           DEC. 31,
 FOR THE PERIOD ENDED:                   2007               2006              2005/1/             2004               2003
 NET ASSET VALUE, BEGINNING OF
PERIOD                                    $21.42             $20.68             $19.99             $17.65             $13.48
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)             (0.04)/2/          (0.07)/2/          (0.05)/2/          (0.03)/2/          (0.07)/2/
  Net realized and unrealized
   gain (loss) on investments               6.36               0.81               0.74               2.37               4.24
                                         ----------         ----------         ----------         ----------         ----------
  Total from investment
   operations                               6.32               0.74               0.69               2.34               4.17
                                         ----------         ----------         ----------         ----------         ----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                        0.00               0.00               0.00               0.00               0.00
  Distributions from net
   realized gain                            0.00               0.00               0.00               0.00               0.00
                                         ----------         ----------         ----------         ----------         ----------
  Total distributions                       0.00               0.00               0.00               0.00               0.00
                                         ----------         ----------         ----------         ----------         ----------
 NET ASSET VALUE, END OF PERIOD           $27.74             $21.42             $20.68             $19.99             $17.65
                                         ==========         ==========         ==========         ==========         ==========
 TOTAL RETURN/3/                           29.46%              3.58%              3.45%             13.26%             30.93%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                               $264,648           $179,549           $315,764           $294,892           $311,312
  Ratio of net investment
   income (loss) to average
   net assets                              (0.14)%            (0.33)%            (0.47)%            (0.17)%            (0.45)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                              0.89%              0.88%              0.96%              0.93%              0.92%
  Waived fees and reimbursed
   expenses/4/                             (0.07)%            (0.03)%            (0.04)%            (0.04)%            (0.02)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                     0.82%              0.85%              0.92%              0.89%              0.90%
  Portfolio turnover rate/5/                 117%               123%                76%                92%               139%



                                        DEC. 31,
 FOR THE PERIOD ENDED:                   2002
 NET ASSET VALUE, BEGINNING OF
PERIOD                                    $17.91
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income (loss)             (0.08)/2/
  Net realized and unrealized
   gain (loss) on investments              (4.35)
                                         ----------
  Total from investment
   operations                              (4.43)
                                         ----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                        0.00
  Distributions from net
   realized gain                            0.00
                                         ----------
  Total distributions                       0.00
                                         ----------
 NET ASSET VALUE, END OF PERIOD           $13.48
                                         ==========
 TOTAL RETURN/3/                          (24.73)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                               $195,054
  Ratio of net investment
   income (loss) to average
   net assets                              (0.51)%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                              0.92%
  Waived fees and reimbursed
   expenses/4/                              0.00%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                     0.92%
  Portfolio turnover rate/5/                 249%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 47

LARGE COMPANY CORE FUND
(FORMERLY NAMED THE GROWTH AND INCOME FUND)
INSTITUTIONAL CLASS SHARES-COMMENCED ON FEBRUARY 29, 2000
For a share outstanding throughout each period

                                      JULY 31,       JULY 31,         JULY 31,        DEC. 31,      DEC. 31,      DEC. 31,
 FOR THE PERIOD ENDED:                 2007           2006            2005/1/          2004          2003          2002
 NET ASSET VALUE, BEGINNING OF
PERIOD                                 $20.51         $20.91           $21.41          $19.72        $15.92        $20.49
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)        0.23/2/        0.20/2/          0.12/2/            0.26       0.16/2/          0.15
  Net realized and unrealized
   gain (loss) on investments            4.81          (0.39)           (0.50)           1.62          3.83         (4.49)
                                    ---------      ---------        ---------        --------     ---------      --------
  Total from investment
   operations                            5.04          (0.19)           (0.38)           1.88          3.99         (4.34)
                                    ---------      ---------        ---------        --------     ---------      --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                    (0.25)         (0.21)           (0.12)          (0.19)        (0.19)        (0.23)
  Distributions from net
   realized gain                         0.00           0.00             0.00            0.00          0.00          0.00
                                    ---------      ---------        ---------        --------     ---------      --------
  Total distributions                   (0.25)         (0.21)           (0.12)          (0.19)        (0.19)        (0.23)
                                    ---------      ---------        ---------        --------     ---------      --------
 NET ASSET VALUE, END OF PERIOD        $25.30         $20.51           $20.91          $21.41        $19.72        $15.92
                                    =========      =========        =========        ========     =========      ========
 TOTAL RETURN/3/                        24.64%         (0.90)%          (1.76)%          9.59%        25.26%        21.22%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                             $33,839        $29,025          $30,157         $36,879       $83,589       $67,014
  Ratio of net investment
   income (loss) to average
   net assets                            0.97%          0.96%            1.04%           0.93%         0.95%         0.87%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                           0.96%          0.95%            0.77%           0.76%         0.69%         0.66%
  Waived fees and reimbursed
   expenses/4/                          (0.30)%        (0.29)%          (0.17)%         (0.05)%       (0.01)%       (0.01)%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                  0.66%          0.66%            0.60%           0.71%         0.68%         0.65%
  Portfolio turnover rate/5/               56%            16%              74%            136%          199%          188%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 48 FINANCIAL HIGHLIGHTS

LARGE COMPANY VALUE FUND
INVESTOR CLASS SHARES-COMMENCED ON JULY 1, 1993
For a share outstanding throughout each period



                                      JULY 31,      JULY 31,      JULY 31,      DEC. 31,      DEC. 31,      DEC. 31,
 FOR THE PERIOD ENDED:                 2007          2006        2005/1/         2004          2003          2002
 NET ASSET VALUE, BEGINNING OF
PERIOD                                $16.99        $16.74        $16.38        $14.57         $11.85        $15.19
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)       0.29/2/          0.27          0.10          0.22           0.16          0.15
  Net realized and unrealized
   gain (loss) on investments           1.56          1.00          1.00          1.81           2.72         (3.09)
                                    --------       -------       -------       -------        -------       --------
  Total from investment
   operations                           1.85          1.27          1.10          2.03           2.88         (2.94)
                                    --------       -------       -------       -------        -------       --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                   (0.31)        (0.24)        (0.09)        (0.22)         (0.16)        (0.15)
  Distributions from net
   realized gain                       (1.18)        (0.78)        (0.65)         0.00           0.00         (0.25)
                                    --------       -------       -------       -------        -------       --------
  Total distributions                  (1.49)        (1.02)        (0.74)        (0.22)         (0.16)        (0.40)
                                    --------       -------       -------       -------        -------       --------
 NET ASSET VALUE, END OF PERIOD       $17.35        $16.99        $16.74        $16.38         $14.57        $11.85
                                    ========       =======       =======       =======        =======       ========
 TOTAL RETURN/3/                       11.04%         7.93%         6.85%        14.04%         24.50%       (19.77)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                            $196,291      $191,792      $223,800      $122,747      $140,758      $151,165
  Ratio of net investment
   income (loss) to average
   net assets                           1.62%         1.57%         1.06%         1.40%          1.24%         1.05%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                          1.51%         1.50%         1.52%         1.40%          1.40%         1.40%
  Waived fees and reimbursed
   expenses/4/                         (0.14)%       (0.13)%       (0.13)%       (0.04)%         0.00%         0.00%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                 1.37%         1.37%         1.39%         1.36%          1.40%         1.40%
  Portfolio turnover rate/5/              18%            8%           26%           49%            92%          114%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of expenses to average net assets prior to waived fees and reimbursed expenses reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 49

                      This Page Intentionally Left Blank

[GRAPHIC APPEARS HERE]





FOR MORE INFORMATION


More information on each Fund is available free upon request, including the following documents:


Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.


Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.


To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:


By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com


By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266


On the Internet:
www.wellsfargo.com/advantagefunds


From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]




                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------


                                                              078LCIT/P104 07-08
                                                          ICA Reg. No. 811-09253
(Copyright) 2008 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]





[GRAPHIC APPEARS HERE]



                JUNE 20, 2008, AS SUPPLEMENTED ON JULY 18, 2008





                                   Prospectus

                                 Investor Class

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) -  LARGE CAP STOCK FUNDS



Capital Growth Fund


Growth Fund


Large Cap Growth Fund


Large Company Core Fund
(formerly named the Growth and Income Fund)


Large Company Value Fund
(formerly named the Dividend Income Fund)


U.S. Value Fund



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES


Key Fund Information                        3
Capital Growth Fund                         4
Growth Fund                                 8
Large Cap Growth Fund                      12
Large Company Core Fund                    16
Large Company Value Fund                   20
U.S. Value Fund                            24
Description of Principal Investment        27
  Risks
Portfolio Holdings Information             30




--------------------------------------------------------------------------------


ORGANIZATION AND MANAGEMENT OF THE
FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY



Organization and Management of the Funds   31
About Wells Fargo Funds Trust              31
The Investment Adviser                     31
The Sub-Advisers and Portfolio Managers    31
Dormant Multi-Manager Arrangement          35




--------------------------------------------------------------------------------


YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO OPEN AN ACCOUNT, AND BUY, SELL AND EXCHANGE FUND SHARES


Compensation to Dealers and Shareholder    36
   Servicing Agents
Pricing Fund Shares                        37
How to Open an Account                     38
How to Buy Shares                          39
How to Sell Shares                         41
How to Exchange Shares                     44
Account Policies                           46




--------------------------------------------------------------------------------


OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS


Distributions                   48
Taxes                           49
Financial Highlights            50
For More Information    Back Cover





Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.



The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

KEY FUND INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.


In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:


o  what the Fund is trying to achieve;


o  how we intend to invest your money; and


o what makes the Fund different from the other Funds offered in this Prospectus.


This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Large Cap Growth Fund, Large Company Value Fund, and U.S. Value Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.


                                                          KEY FUND INFORMATION 3

CAPITAL GROWTH FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Michael Harris, CFA
Thomas J. Pence, CFA



FUND INCEPTION:
11/3/1997
INVESTOR CLASS
Ticker: SLGIX

INVESTMENT OBJECTIVE
The Capital Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of large-capitalization companies that we believe offer the potential for capital growth. We define large-capitalization companies as those with market capitalizations of $3 billion or more. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics and how management teams allocate capital in order to drive future cash flow. We typically use a quantitative investment approach to assess a firm's intrinsic value to set price objectives. Holdings are continuously monitored for changes in fundamentals and their upside potential to fair valuation. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when we believe it no longer offers attractive growth prospects or when we wish to take advantage of a better investment opportunity. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 4 CAPITAL GROWTH FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Growth Style Investment Risk
   o Issuer Risk

   o Leverage Risk
   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Sector Emphasis Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                           CAPITAL GROWTH FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


[GRAPHIC APPEARS HERE]





                              CALENDAR YEAR TOTAL RETURNS FOR THE INVESTOR CLASS/1/
                                              AS OF 12/31 EACH YEAR
 1998        1999       2000        2001         2002        2003        2004       2005     2006     2007
14.83%      52.14%      3.35%       -8.97%      -18.09%     25.41%      17.51%      9.44%    4.36%    18.08%






             BEST AND WORST QUARTER
  Best Quarter:       Q4    1999       29.98%
  Worst Quarter:      Q2    2002       -13.18%

          The Fund's year-to-date performance through March 31, 2008, was
          -11.64%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                                  1 YEAR         5 YEARS         10 YEARS
 INVESTOR CLASS/1/
  Returns Before Taxes                           18.08%          14.73%          10.34%
  Returns After Taxes on                         16.62%          14.26%           9.21%
  Distributions/2/
  Returns After Taxes on                         12.40%          12.76%           8.49%
Distributions and Sale of Fund
  Shares/2/
 RUSSELL 1000 (Reg. TM) GROWTH INDEX/3/          11.81%          12.10%           3.83%
  (reflects no deduction for expenses
  or taxes)

1 Investor Class shares incepted on November 3, 1997.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell 1000 (Reg. TM) Growth Index measures the performance of those
  Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.


 6 CAPITAL GROWTH FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your
  investment)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE NET ASSET
  VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
  assets)
  Management Fees/1/                              0.67%
  Distribution (12b-1) Fees                       0.00%
  Other Expenses/2/                               0.81%
  TOTAL ANNUAL FUND OPERATING EXPENSES            1.48%
  Fee Waivers                                     0.11%
  NET EXPENSES/3/                                 1.37%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.70% for the first $500 million; 0.65% for the next $500 million; 0.60% for the next $2 billion; 0.575% for the next $2 billion; and 0.55% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                 $139
   3 Years                $457
   5 Years                $798
  10 Years              $1,759


                                                           CAPITAL GROWTH FUND 7

GROWTH FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Joseph M. Eberhardy, CFA, CPA
Thomas C. Ognar, CFA
Bruce C. Olson, CFA



FUND INCEPTION:
12/31/1993
INVESTOR CLASS
Ticker: SGROX

INVESTMENT OBJECTIVE
The Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o  at least 80% of the Fund's total assets in equity securities; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We select equity securities of companies of any size. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with the prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We use earnings surprise and revision patterns along with many other financial metrics to assess these criteria. We then combine that company-specific analysis with our assessment of secular and technical trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that causes us to become suspicious of a company's prospective growth profile or the profitability potential of its business model. We may also sell or trim a position when we need to raise money to fund the purchase of a better idea, when valuation is extended beyond our bullish expectations, or when we see weakness relative to the overall market. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 8 GROWTH FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Growth Style Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Sector Emphasis Risk
   o Smaller Company Securities Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                                   GROWTH FUND 9

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


[GRAPHIC APPEARS HERE]





                    CALENDAR YEAR TOTAL RETURNS FOR THE INVESTOR CLASS/1/
                                    AS OF 12/31 EACH YEAR
1998     1999         2000     2001      2002      2003     2004     2005    2006     2007
26.98%   75.06% /2/   -9.23%   -34.39%   -25.28%   30.13%   12.57%   8.99%   7.73%    27.42%






            BEST AND WORST QUARTER
  Best Quarter:       Q4    1999       54.93%
  Worst Quarter:      Q1    2001      -27.43%

          The Fund's year-to-date performance through March 31, 2008, was -14.30 %.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                                1 YEAR       5 YEARS       10 YEARS
 INVESTOR CLASS/1/
  Returns Before Taxes                       27.42%        16.99%         8.04%
  Returns After Taxes on                     27.42%        16.99%         7.09%
  Distributions/3/
  Returns After Taxes on                     17.82%        15.02%         6.61%
Distributions and Sale of Fund
  Shares/3/
 RUSSELL 3000 (Reg. TM) GROWTH INDEX/4/      11.40%        12.42%         3.83%
  (reflects no deduction for expenses
  or taxes)

1 Investor Class shares incepted on December 31, 1993.
2 The Growth Fund's calendar year total return for 1999 was primarily achieved during favorable conditions in the market, particularly for technology companies. You should not expect such favorable returns to be consistently achieved.
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
4 The Russell 3000 (Reg. TM) Growth Index measures the performance of those
  Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this Index are also members of either the Russell 1000 (Reg. TM) Growth Index or the Russell 2000 (Reg. TM) Growth Index. You cannot invest directly in an index.


 10 GROWTH FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your
  investment)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE NET ASSET
  VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
  assets)
  Management Fees/1/                              0.70%
  Distribution (12b-1) Fees                       0.00%
  Other Expenses/2/                               0.81%
  TOTAL ANNUAL FUND OPERATING EXPENSES            1.51%
  Fee Waivers                                     0.09%
  NET EXPENSES/3/                                 1.42%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.75% for the first $500 million; 0.70% for the next $500 million; 0.65% for the next $2 billion; 0.625% for the next $2 billion; and 0.60% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                 $145
   3 Years                $468
   5 Years                $815
  10 Years              $1,794


                                                                  GROWTH FUND 11

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGERS
Joseph M. Eberhardy, CFA, CPA
Thomas C. Ognar, CFA
Bruce C. Olson, CFA



FUND INCEPTION:
12/30/1981
INVESTOR CLASS
Ticker: STRFX

INVESTMENT OBJECTIVE
The Large Cap Growth Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of large capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define large-capitalization companies as those with market capitalizations of $3 billion or more. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with the prospects for robust and sustainable growth in earnings and revenue. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We use earnings surprise and revision patterns along with many other financial metrics to assess these criteria. We then combine that company-specific analysis with our assessment of secular and technical trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that causes us to become suspicious of a company's prospective growth profile or the profitability potential of its business model. We may also sell or trim a position when we need to raise money to fund the purchase of a better idea, when valuation is extended beyond our bullish expectations, or when we see weakness relative to the overall market. We may actively trade portfolio securities.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 12 LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Growth Style Investment Risk
   o Issuer Risk

   o Leverage Risk
   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Sector Emphasis Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                        LARGE CAP GROWTH FUND 13

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


[GRAPHIC APPEARS HERE]





                    CALENDAR YEAR TOTAL RETURNS FOR THE INVESTOR CLASS/1/
                                    AS OF 12/31 EACH YEAR
1998     1999         2000      2001      2002      2003     2004    2005    2006     2007
32.05%   59.75% /2/   -13.41%   -32.27%   -29.89%   26.83%   8.64%   7.87%   3.87%    18.12%







            BEST AND WORST QUARTER
  Best Quarter:       Q4    1999       42.22%
  Worst Quarter:      Q1    2001      -26.52%

          The Fund's year-to-date performance through March 31, 2008, was
          -11.29%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                                1 YEAR       5 YEARS       10 YEARS
 INVESTOR CLASS/1/
  Returns Before Taxes                       18.12%        12.77%         4.69%
  Returns After Taxes on                     18.12%        12.77%         3.70%
  Distributions/3/
  Returns After Taxes on                     11.78%        11.20%         3.65%
Distributions and Sale of Fund
  Shares/3/
 RUSSELL 1000 (Reg. TM) GROWTH INDEX/4/      11.81%        12.11%         0.23%
  (reflects no deduction for expenses
  or taxes)

1 Investor Class shares incepted on December 30, 1981.
2 The Large Cap Growth Fund's calendar year total return for 1999 was primarily achieved during favorable conditions in the market, particularly for technology companies. You should not expect that such favorable returns to be consistently achieved.
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
4 The Russell 1000 (Reg. TM) Growth Index measures the performance of those
  Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.


 14 LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your
  investment)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE NET ASSET
  VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
  assets)
  Management Fees/1/                              0.70%
  Distribution (12b-1) Fees                       0.00%
  Other Expenses/2/                               0.78%
  TOTAL ANNUAL FUND OPERATING EXPENSES            1.48%
  Fee Waivers                                     0.29%
  NET EXPENSES/3/                                 1.19%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.70% for the first $500 million; 0.65% for the next $500 million; 0.60% for the next $2 billion; 0.575% for the next $2 billion; and 0.55% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                 $121
   3 Years                $439
   5 Years                $780
  10 Years              $1,744


                                                        LARGE CAP GROWTH FUND 15

LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Matrix Asset Advisors, Inc.



PORTFOLIO MANAGER
David A. Katz, CFA



FUND INCEPTION:
12/29/1995
INVESTOR CLASS
Ticker: SGRIX

INVESTMENT OBJECTIVE
The Large Company Core Fund seeks total return comprised of long-term capital appreciation and current income.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, the majority of which pay dividends. We define large-capitalization companies as those with market capitalizations of $3 billion or more. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We select companies that we believe are financially strong and meet specific valuation criteria as compared to the overall market and the companies' own valuation histories. Our discipline is predicated on establishing fundamental business valuations for strong businesses and then selectively investing in those qualifying companies whose stock prices are at least one-third lower than their business values. Our process is initially quantitative, focusing on absolute criteria such as the growth in a company's earnings, as well as relative criteria such as where a stock is currently trading versus its historic trading levels based on such criteria as its price to earnings, its price to book value, dividend yield and its price to sales. Our primary analytical effort is qualitative, where we assess whether a company is undervalued or merely statistically cheap. We focus on the role of management and the potential for a positive catalyst. We are disciplined sellers, basing our decisions on the relationship between a company's business value and its stock price. Typically, we sell a stock when the stock price equals the updated business value. Stocks will also be sold if we believe the business value and/or future prospects have materially eroded. We may also sell a stock if we believe a comparable company offers a more compelling opportunity based on valuation and prospects.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 16 LARGE COMPANY CORE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Growth Style Investment Risk
   o Issuer Risk

   o Leverage Risk
   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                      LARGE COMPANY CORE FUND 17

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


[GRAPHIC APPEARS HERE]





                   CALENDAR YEAR TOTAL RETURNS FOR THE INVESTOR CLASS/1/
                                   AS OF 12/31 EACH YEAR
1998     1999     2000      2001      2002      2003     2004    2005      2006      2007
32.95%   32.23%   -10.25%   -20.06%   -21.83%   24.44%   8.88%   -1.81%    15.39%    2.24%






            BEST AND WORST QUARTER
  Best Quarter:       Q4    1998       23.35%
  Worst Quarter:      Q1    2001      -17.78%

          The Fund's year-to-date performance through March 31, 2008, was
          -7.49%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                              1 YEAR       5 YEARS       10 YEARS
 INVESTOR CLASS/1/
  Returns Before Taxes                      2.24%          9.43%        4.46%
  Returns After Taxes on                    2.07%          9.29%        4.36%
  Distributions/2/
  Returns After Taxes on                    1.46%          8.13%        3.84%
Distributions and Sale of Fund
  Shares/2/
 S&P 500 (Reg. TM) INDEX/3/                 5.49%         12.83%        5.91%
  (reflects no deduction for expenses
  or taxes)

1 Investor Class shares incepted on December 29, 1995. Prior to July 18, 2008, the Fund was named the Growth and Income Fund.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The S&P 500 (Reg. TM) Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. S&P 500 is a registered trademark of Standard and Poor's. You cannot invest directly in an index.


 18 LARGE COMPANY CORE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your
  investment)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE NET ASSET
  VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
  assets)
  Management Fees/1/                              0.70%
  Distribution (12b-1) Fees                       0.00%
  Other Expenses/2/                               0.78%
  TOTAL ANNUAL FUND OPERATING EXPENSES            1.48%
  Fee Waivers                                     0.17%
  NET EXPENSES/3/                                 1.31%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.70% for the first $500 million; 0.65% for the next $500 million; 0.60% for the next $2 billion; 0.575% for the next $2 billion; and 0.55% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 The adviser has committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                 $133
   3 Years                $451
   5 Years                $792
  10 Years              $1,754


                                                      LARGE COMPANY CORE FUND 19

LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Phocas Financial Corporation



PORTFOLIO MANAGERS
Stephen L. Block, CFA
William F. K. Schaff, CFA



FUND INCEPTION:
7/01/1993
INVESTOR CLASS
Ticker: SDVIX

INVESTMENT OBJECTIVE
The Large Company Value Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in equity securities of large capitalization companies; and


o up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations of $3 billion or more. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


Our investment process is highly aware of our sector allocations against our benchmark because we seek outperformance through stock selection rather than overweighting or underweighting certain sectors. We begin our process by ranking approximately 5,000 stocks by market capitalization. Stocks that pass this screen for us will be in the top 20% of market capitalization. We then use our own predetermined criteria (E.G., debt as a portion of firms' total value; net profits as a portion of firms' total revenue; and price-to-earnings ratios) to refine the resulting investment candidates. From there, we perform quantitative financial statement analyses focusing on the strengths and trends in income statements, cash flow statements and balance sheets. Next, using proprietary modeling that determines the valuation of each stock relative to its peers in its respective business sector, we filter the remaining stocks. Our last filter consists of our qualitative assessments for each stock combining inputs that include our assessments of management teams, competitive strengths, business trends, and catalysts in companies' respective businesses. The resulting final portfolio consists of a diverse group of stocks, each of which is believed to have compelling valuations relative to its respective business sector peers and attractive metrics in terms of its appreciation potential.


In general, a stock may be sold if its valuation rises significantly within its respective industry peer group, if its position appreciates above 4% of the portfolio's total market value, if a company's management strategy deviates negatively from our expectations, or if a company's financial statements start to degrade materially.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.


 20 LARGE COMPANY VALUE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Derivatives Risk
   o Foreign Investment Risk
   o Issuer Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Regulatory Risk
   o Value Style Investment Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                     LARGE COMPANY VALUE FUND 21

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


Prior to March 21, 2008, the Large Company Value Fund was named the Dividend Income Fund and the Fund was managed by a different sub-adviser. Performance figures shown below represent performance of the prior sub-adviser to the Fund and do not reflect the Fund's current investment objective and strategies.


[GRAPHIC APPEARS HERE]





                 CALENDAR YEAR TOTAL RETURNS FOR THE INVESTOR CLASS/1,2/
                         AS OF 12/31 EACH YEAR
1998     1999    2000     2001      2002      2003     2004     2005    2006      2007
20.35%   0.58%   27.32%   -11.20%   -19.77%   24.50%   14.04%   8.88%   17.75%    2.79%






            BEST AND WORST QUARTER
  Best Quarter:       Q3    2000       15.92%
  Worst Quarter:      Q3    2002      -17.53%


 AVERAGE ANNUAL TOTAL RETURNS/1/
as of 12/31/07                               1 YEAR        5 YEARS       10 YEARS
 INVESTOR CLASS/2/
  Returns Before Taxes                         2.79%       13.35%         7.47%
  Returns After Taxes on                       1.16%       12.09%         5.99%
  Distributions/3/
  Returns After Taxes on                       3.19%       11.33%         5.87%
Distributions and Sale of Fund
  Shares/3/
 RUSSELL 1000 (Reg. TM) VALUE INDEX4          -0.17%       14.63%         7.68%
  (reflects no deduction for expenses
  or taxes)

1 Phocas Financial Corporation is the Fund's sub-adviser effective March 21,
  2008. From April 11, 2005 through March 20, 2008, Wells Capital Management Incorporated was the Fund's sub-adviser and the Fund's investment objective and strategies were different. Prior to April 11, 2005, the Large Company Value Fund was part of the Strong family of funds and was advised by a different sub-adviser. Accordingly, performance figures do not reflect the Large Company Value Fund's current investment objective and strategies or the current sub-adviser's performance.
2 Investor Class shares incepted on July 1, 1993. Performance shown prior to
  April 11, 2005, for the Investor Class shares reflects the performance of the Investor Class shares of the Strong Dividend Income Fund.
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
4 The Russell 1000 (Reg. TM)/ /Value Index measures the performance of those
  Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.


 22 LARGE COMPANY VALUE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your
  investment)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE NET ASSET
  VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
  assets)
  Management Fees/1/                              0.70%
  Distribution (12b-1) Fees                       0.00%
  Other Expenses/2/                               0.76%
  TOTAL ANNUAL FUND OPERATING EXPENSES            1.46%
  Fee Waivers                                     0.09%
  NET EXPENSES/3/                                 1.37%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.70% for the first $500 million; 0.65% for the next $500 million; 0.60% for the next $2 billion; 0.575% for the next $2 billion; and 0.55% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company , and may include expenses of any money market or other fund held by the Fund. Other expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
3 The adviser has committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                 $139
   3 Years                $453
   5 Years                $789
  10 Years              $1,739


                                                     LARGE COMPANY VALUE FUND 23

U.S. VALUE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC



SUB-ADVISER
Wells Capital Management Incorporated



PORTFOLIO MANAGER
Robert J. Costomiris, CFA



FUND INCEPTION:
12/29/1995
INVESTOR CLASS
Ticker: SEQIX

INVESTMENT OBJECTIVE
The U.S. Value Fund seeks total return with an emphasis on long-term capital appreciation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:

o at least 80% of the Fund's net assets in U.S. securities of large-capitalization companies.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in U.S. securities of large-capitalization companies that we believe are undervalued relative to the market based on discounted cash flows, earnings and asset value. We define large-capitalization companies as those with market capitalizations of $3 billion or more. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.


We seek to take advantage of opportunities in the market created by investors who primarily focus on the short-term prospects of companies. To identify these opportunities, we follow a bottom-up investment process that focuses on three key elements - right company, right price, and right time. First, the right companies are defined as those that have solid assets with manageable debt levels in good industries. Secondly, we seek to buy these companies at the right price. To determine the right price, we carefully evaluate the upside reward as well as the downside risk in order to arrive at a reward/risk profile for every stock considered. Lastly, we seek to buy these companies at the right time, which is typically when sentiment is low. We believe buying a stock when the prevailing sentiment is low allows us to limit the potential downside and allows us to participate in the potential upside should the business fundamentals improve. We consider selling a stock when it appreciates to our target price without changes to its fundamentals, when the fundamentals deteriorate, when it is forced out of the portfolio by a better idea, or when sentiment improves significantly.


The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o  Counter-Party Risk
   o  Derivatives Risk
   o  Issuer Risk
   o  Leverage Risk
   o  Liquidity Risk

   o  Management Risk
   o  Market Risk
   o  Regulatory Risk
   o  Value Style Investment Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.


 24 U.S. VALUE FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


[GRAPHIC APPEARS HERE]





                   CALENDAR YEAR TOTAL RETURNS FOR THE INVESTOR CLASS/1/
                                   AS OF 12/31 EACH YEAR
1998     1999     2000     2001      2002      2003     2004     2005     2006      2007
22.65%   15.05%   -1.74%   -11.72%   -16.86%   30.23%   14.11%   1.76%    18.87%    -4.68%







            BEST AND WORST QUARTER
  Best Quarter:       Q4    1998       20.02%
  Worst Quarter:      Q3    2002      -18.08%

          The Fund's year-to-date performance through March 31, 2008, was
          -8.53%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                                1 YEAR        5 YEARS       10 YEARS
 INVESTOR CLASS/1/
  Returns Before Taxes                         -4.68%        11.37%        5.72%
  Returns After Taxes on                       -8.31%         9.24%        4.34%
  Distributions/2/
  Returns After Taxes on                        1.26%         9.41%        4.59%
Distributions and Sale of Fund
  Shares/2/
 RUSSELL 1000 (Reg. TM) VALUE INDEX/3/         -0.17%        14.63%        7.68%
  (reflects no deduction for expenses
  or taxes)

1 Investor Class shares incepted on December 29, 1995. Effective June 20, 2008,
  Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Russell 1000 (Reg. TM)/ /Value Index measures the performance of those
  Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.


                                                              U.S. VALUE FUND 25

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
(fees paid directly from your
  investment)
  Maximum sales charge (load) imposed              None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)             None
   (AS A PERCENTAGE OF THE NET ASSET
  VALUE AT PURCHASE)


 ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
  assets)
  Management Fees/1/                             0.70%
  Distribution (12b-1) Fees                      0.00%
  Other Expenses/2/                              0.80%
  Acquired Fund Fees and Expenses/3/             0.01%
  TOTAL ANNUAL FUND OPERATING                    1.51%
  EXPENSES/4/
  Fee Waivers                                    0.18%
  NET EXPENSES/5,6/                              1.33%

1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.70% for the first $500 million; 0.65% for the next $500 million; 0.60% for the next $2 billion; 0.575% for the next $2 billion; and 0.55% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
4 The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.
5 The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.
6 The adviser has committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 1.32%. After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                 $135
   3 Years                $460
   5 Years                $807
  10 Years              $1,786


 26 U.S. VALUE FUND

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.


ACTIVE TRADING RISK       Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK        When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the
                          Fund is exposed to the risk that the other party will not fulfill its contract obligation.
                          Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.
DERIVATIVES RISK          The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                          For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
FOREIGN INVESTMENT RISK   Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 27

GROWTH STYLE INVESTMENT RISK   Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.
ISSUER RISK                    The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.
LEVERAGE RISK                  Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
LIQUIDITY RISK                 A security may not be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK                We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.
MARKET RISK                    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. It may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than debt securities.
REGULATORY RISK                Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

 28 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

SECTOR EMPHASIS RISK          Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.
SMALLER COMPANY SECURITIES    Securities of companies with smaller market capitalizations tend to be more volatile and less
RISK                          liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.
VALUE STYLE INVESTMENT RISK   Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.


                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 29

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Funds' Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.


 30 PORTFOLIO HOLDINGS INFORMATION

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.


The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.


THE INVESTMENT ADVISER
Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds . Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Fund's annual report for the fiscal year ended July 31, 2007.


Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.


For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.


Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.


These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.


THE SUB-ADVISERS AND PORTFOLIO MANAGERS
The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds . Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.


                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 31

--------------------------------------------------------------------------------
MATRIX ASSET ADVISORS, INC. (Matrix), located at 747 Third Avenue, 31st Floor, New York, NY 10017, is the investment sub-adviser for the Large Company Core Fund and thereby is responsible for the day-to-day investment activities of the Large Company Core Fund. Matrix is a registered investment adviser that provides investment advisory services to the Matrix Advisors Value Fund, individuals, endowments, and pension accounts.


DAVID A. KATZ, CFA        Mr. Katz is responsible for managing the Large Company Core Fund, which he has
Large Company Core Fund   managed since 2005. Mr. Katz is the President and Chief Investment Officer of Matrix
                          since 1990. Mr. Katz chairs the Investment Policy Committee and is also a portfolio manager and research analyst. He has managed the Matrix Advisors Value Fund from
                          1996 until the present. Education: B.A., Economics, Union College; M.B.A., Finance, New
                          York University Graduate School of Business.

--------------------------------------------------------------------------------
PHOCAS FINANCIAL CORPORATION (Phocas Financial), located at 980 Atlantic
Avenue, Suite 106, Alameda, CA 94501 is the investment sub-adviser of the Large Company Value Fund. Phocas Financial is an employee-owned, SEC registered, investment adviser serving state and municipal pensions funds, corporate retirement plans, trusts and individual investors.


WILLIAM F.K. SCHAFF, CFA   Mr. Schaff is jointly responsible for managing the Large Company Value Fund, which he
Large Company Value Fund   has managed since 2008. Mr. Schaff is Founder and CEO of Phocas Financial and has
                           jointly managed the Phocas Real Estate Fund and Phocas Small Cap Value Fund since
                           2006. Prior to 2006, for the last twenty years, Mr. Schaff has managed institutional equity portfolios and mutual funds for Bay Isle Financial LLC, Janus Capital Group,
                           Berger LLC, and the Undiscovered Managers organization. Education: M.S., Engineering,
                           University of California, Davis.
STEPHEN L. BLOCK, CFA      Mr. Block is jointly responsible for managing the Large Company Value Fund, which he
Large Company Value Fund   has managed since 2008. Prior to joining Phocas Financial in March 2006, Mr. Block worked at Bay Isle Financial, LLC ("Bay Isle"), where he served as a Senior Portfolio
                           Manager for private clients, and as a co-Portfolio Manager of Bay Isle's Large Cap Value
                           and REIT institutional products. Education: B.A., Quantitative Economic Decision
                           Science, University of California, San Diego; M.B.A., Accounting and Finance, University
                           of Michigan's Ross School of Business.



 32 ORGANIZATION AND MANAGEMENT OF THE FUNDS

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' PRIOR PERFORMANCE HISTORY


PHOCAS FINANCIAL - LARGE COMPANY VALUE FUND. The performance information shown below represents a composite of the prior performance of all discretionary accounts managed by William F. K. Schaff and Stephen L. Block, the portfolio managers of the Large Company Value Fund, as former employees of Bay Isle Corporation (with respect to the period 1996-2001) and Bay Isle Financial, LLC (with respect to the period 2002-2003), a wholly-owned indirect subsidiary of Janus Capital Group Inc., with substantially similar investment objectives, policies and strategies as the Large Company Value Fund. Bay Isle Corporation and Bay Isle Financial, LLC are referred to below as "Bay Isle." The discretionary accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the composite. The composite performance information presented below is net of the fees and expenses that will be charged to the Fund (with respect to Administrator Class shares) and actual brokerage commissions and execution costs paid by these private accounts. The composite performance does not represent the historical performance of the Fund and should not be interpreted as indicative of the future performance of the Fund. The performance results of such accounts relate to accounts managed by Messrs. Schaff and Block as employees of Bay Isle during periods prior to the date Phocas Financial commenced operations.


[GRAPHIC APPEARS HERE]





         PORTFOLIO MANAGERS' COMPOSITE CALENDAR YEAR RETURNS
                        AS OF 12/31 EACH YEAR
1996     1997     1998     1999    2000    2001     2002      2003
22.15%   34.01%   29.73%   2.92%   7.07%   -1.89%   -26.21%   22.80%








 PORTFOLIO MANAGERS' COMPOSITE AVERAGE
ANNUAL TOTAL
RETURNS                                     1 YEAR         5 YEARS
for the period ended 12/31/03               (2003)     (1999 - 2003)      LIFE OF COMPOSITE/1/
 Portfolio Managers' Composite             22.80%           -0.41%                 9.59%
  Performance
  (incept. 01/01/96)
 Russell 1000 (Reg. TM) Value Index/2/     30.03%            3.56%                10.76%
  (reflects no deduction for expenses
  or taxes)

1 For the period January 1, 1996 to December 31, 2003.
2 The Russell 1000 (Reg. TM) Value Index measures the performance of those
  Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 33

--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Capital Growth Fund, Growth Fund, Large Cap Growth Fund, and U.S. Value Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.


ROBERT J. COSTOMIRIS, CFA   Mr. Costomiris is responsible for managing the U.S. Value Fund, which he has managed
U.S. Value Fund             since 2001. Mr. Costomiris joined Wells Capital Management in 2005 as a value portfolio manager. Prior to joining Wells Capital Management, Mr. Costomiris was a portfolio manager with Strong Capital Management, Inc. since 2001. Education: B.S.,
                            Chemical Engineering, University of Pennsylvania; M.B.A., Finance and Accounting,
                            University of Chicago Graduate School of Business.
JOSEPH M. EBERHARDY, CFA,   Mr. Eberhardy is jointly responsible for managing the Growth Fund and Large Cap
CPA                         Growth Fund, both of which he has managed since 2008, when he became a portfolio
Growth Fund                 manager with the Growth Equity Team at Wells Capital Management. Prior to his
Large Cap Growth Fund       current role, he was a senior research analyst with the Growth Equity Team since 2000.
                            Prior to joining Wells Capital Management, Mr. Eberhardy was with Strong Capital
                            Management, Inc., since 1994. Education: B.A., Accounting, University of Wisconsin-
                            Milwaukee.
MICHAEL HARRIS, CFA         Mr. Harris is jointly responsible for managing the Capital Growth Fund, which he has
Capital Growth Fund         managed since 2006. Mr. Harris joined Wells Capital Management in 2005 serving as a portfolio manager for certain portfolios and as a research analyst with primary responsibilities for the financial and energy sectors. Prior to joining Wells Capital
                            Management, Mr. Harris was a research analyst with Strong Capital Management, Inc.
                            since 2000. Education: B.S., Business Administration with a major in Finance, Southeast
                            Missouri State University; M.B.A., Finance, Indiana University.
THOMAS C. OGNAR, CFA        Mr. Ognar is jointly responsible for managing the Growth Fund, which he has managed
Growth Fund                 since 2002 and the Large Cap Growth Fund, which he has managed since 2005.
Large Cap Growth Fund       Mr. Ognar joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Ognar was a portfolio manager with Strong
                            Capital Management, Inc. since May 2002 and managed separate and institutional accounts since 2001. Mr. Ognar joined Strong Capital Management, Inc. in 1998, and served as a senior equity research analyst from 1998 to 2002. Education: B.S., Finance,
                            Miami University; M.S., Finance, University of Wisconsin, Madison.
BRUCE C. OLSON, CFA         Mr. Olson is jointly responsible for managing the Growth Fund, which he has managed
Growth Fund                 since 2005, and the Large Cap Growth Fund, which he has managed since 2002.
Large Cap Growth Fund       Mr. Olson joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining Wells Capital Management, he was a portfolio manager with Strong Capital
                            Management, Inc. and managed separate and institutional accounts since January
                            1998. Mr. Olson joined Strong Capital Management, Inc. in 1994. Education: B.A.,
                            Finance and History, Gustavus Adolphus College.
THOMAS J. PENCE, CFA        Mr. Pence is jointly responsible for managing the Capital Growth Fund, which he has
Capital Growth Fund         managed since 2004. Mr. Pence joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining Wells Capital Management, he was a portfolio manager at
                            Strong Capital Management, Inc. since October 2000. Education: B.S., Business, Indiana
                            University; M.B.A., Finance, University of Notre Dame.

 34 ORGANIZATION AND MANAGEMENT OF THE FUNDS

DORMANT MULTI-MANAGER ARRANGEMENT
The Board has adopted a "multi-manager" arrangement for each Fund. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.


Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Funds' sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.


                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 35

COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING PLAN
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.


ADDITIONAL PAYMENTS TO DEALERS
In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.


In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.


Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).


The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.


The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.


More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargoadvantagefunds.com.

 36 COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange
(NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. Each Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.


With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.


We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.


In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                          PRICING FUND SHARES 37

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

You can open a WELLS FARGO ADVANTAGE FUNDS account through any of the following means:

   o directly with the Fund. Complete a WELLS FARGO ADVANTAGE FUNDS application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;


   o through a brokerage account with an approved selling agent; or


   o through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)


 38 HOW TO OPEN AN ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

This section explains how you can buy shares directly from WELLS FARGO ADVANTAGE FUNDS. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.



 MINIMUM INVESTMENTS               INITIAL PURCHASE                                   SUBSEQUENT PURCHASES
--------------------------------- -------------------------------------------------- -------------------------------------
 Regular accounts                  $2,500                                             $100
 IRAs, IRA rollovers, Roth IRAs    $1,000                                             $100
 UGMA/UTMA accounts                $1,000                                              $50
 Employer Sponsored                no minimum                                         no minimum
 Retirement Plans
 BUYING SHARES                     OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
--------------------------------- -------------------------------------------------- -------------------------------------
 By Internet                       You may open an account online and fund            o To buy additional shares or buy
                                  your account with an Electronic Funds              shares of a new Fund, visit
                                  Transfer from your bank account, by Federal        www.wellsfargo.com/
                                  Wire, or by sending us a check. Initial            advantagefunds.
                                  investments made online are limited to             o Subsequent online purchases
                                  $25,000. Visit www.wellsfargo.com/                 have a minimum of $100 and a
                                  advantagefunds.                                    maximum of $100,000. You may
                                                                                     be eligible for an exception to
                                                                                     this maximum. Please call
                                                                                     Investor Services at
                                                                                     1-800-222-8222 for more
                                                                                     information.
---------------------------------  -------                                           -----
 By Mail                           o Complete and sign your account                   o Enclose a voided check (for
                                  application.                                       checking accounts) or a deposit
                                  o Mail the application with your check made        slip (savings accounts).
                                  payable to the Fund to Investor Services at:       Alternatively, include a note
                                                                                     with your name, the Fund name,
                                                    REGULAR MAIL                     and your account number.
                                  --------------------------------------------------
                                            WELLS FARGO ADVANTAGE FUNDS              o Mail the deposit slip or note
                                                   P.O. Box 8266                     with your check made payable
                                              Boston, MA 02266-8266                  to the Fund to the address on
                                                   OVERNIGHT ONLY                    the left.
                                  -------------------------------------------------- -------------------------------------
                                            WELLS FARGO ADVANTAGE FUNDS
                                         c/o Boston Financial Data Services
                                                    30 Dan Road
                                               Canton, MA 02021-2809
--------------------------------- --------------------------------------------------
 By Telephone                      A new account may not be opened by                 To buy additional shares or to buy

                                  telephone unless you have another Wells            shares of a new Fund call:
                                  Fargo Advantage Fund account with your             o Investor Services at
                                  bank information on file. If you do not            1-800-222-8222 or
                                  currently have an account, refer to the section    o 1-800-368-7550 for the
                                  on buying shares by mail or wire.                  automated phone system.
                                  -------------------------------------------------- -------------------------------------

                                                            HOW TO BUY SHARES 39

 BUYING SHARES
-----------------------------------------------------------------------------------------------------------------
                            OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
                           ---------------------------------------------- ---------------------------------------
 In Person                  Investors are welcome to visit the Investor    See instructions shown to the left.
--------------------------                                                --------------------------------------
                           Center in person to ask questions or conduct
                           any Fund transaction. The Investor Center is
                           located at 100 Heritage Reserve,
                           Menomonee Falls, Wisconsin 53051.
-------------------------- ----------------------------------------------
 By Wire                    o Complete, sign and mail your account         To buy additional shares, instruct
                           application (refer to the section on buying    your bank or financial institution to
                           shares by mail)                                use the same wire instructions
                           o Provide the following instructions to your   shown to the left.
                                                                          --------------------------------------
                           financial institution:
                           State Street Bank & Trust
                           Boston, MA
                           Bank Routing Number: ABA 011000028
                           Wire Purchase Account: 9905-437-1
                           Attention: WELLS FARGO ADVANTAGE FUNDS
                           (Name of Fund, Account
                           Number and any applicable
                           share class)
                           Account Name: Provide your
                           name as registered on the
                           Fund account
-------------------------- ----------------------------------------------
 Through Your Investment    Contact your investment representative.        Contact your investment
 Representative                                                           representative.

-------------------------- ---------------------------------------------- --------------------------------------

GENERAL NOTES FOR BUYING SHARES
   o PROPER FORM. If the transfer agent receives your application in proper order before the close of the NYSE, your transactions will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.

   o U.S. DOLLARS ONLY. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

   o INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

   o NO FUND NAMED. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   o MINIMUM INITIAL AND SUBSEQUENT INVESTMENT WAIVERS. We allow a reduced minimum initial investment of $100 if you sign up for at least a $100 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.


 40 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with WELLS FARGO ADVANTAGE FUNDS. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.



 SELLING SHARES        TO SELL SOME OR ALL OF YOUR SHARES
--------------------- ----------------------------------------------------------------------
 Minimum Redemption    $100 (or remainder of account balance)
--------------------- ----------------------------------------------------------------------
 By Internet           Visit our Web site at www.wellsfargo.com/advantagefunds.
---------------------
                      Redemptions requested online are limited to a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
                      ----------------------------------------------------------------------
 By Mail               o Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the
                      dollar amount you wish to receive (or write "Full Redemption"
                      to redeem your remaining account balance) to the address
                      below.
                      o Make sure all account owners sign the request exactly as their names appear on the account application.
                      o  A medallion guarantee may be required under certain
                      circumstances (see "General Notes for Selling Shares").
                                                       REGULAR MAIL
--------------------- ----------------------------------------------------------------------
                                           WELLS FARGO ADVANTAGE FUNDS
                                                  P.O. Box 8266
                                              Boston, MA 02266-8266
                                                 OVERNIGHT ONLY
                      ----------------------------------------------------------------------
                                           WELLS FARGO ADVANTAGE FUNDS
                                       c/o Boston Financial Data Services
                                                   30 Dan Road
                                              Canton, MA 02021-2809
--------------------- ----------------------------------------------------------------------
 By Wire              o To arrange for a Federal Funds wire, call 1-800-222-8222.
                      o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.
                      o Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.
                      o There is a $10 fee for each request.
--------------------- ----------------------------------------------------------------------
 In Person             Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls,
                      Wisconsin 53051.
                      ----------------------------------------------------------------------

                                                           HOW TO SELL SHARES 41

 SELLING SHARES                           TO SELL SOME OR ALL OF YOUR SHARES
---------------------------------------- ------------------------------------------------------------------
 By Telephone /                           o Call an Investor Services representative at 1-800-222-8222 or
 Electronic Funds Transfer (EFT)         use the automated phone system 1-800-368-7550.
----------------------------------------
                                         o Telephone privileges are automatically made available to you unless you specifically decline them on your account
                                         application or subsequently in writing.
                                         o Redemption requests may not be made by phone if the
                                         address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).
                                         o A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days)
                                         or transferred to a linked bank account.
                                         o Transfers made to a Wells Fargo Bank account are made
                                         available sooner than transfers to an unaffiliated institution.
                                         o Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                                         market funds, and next day for all other WELLS FARGO ADVANTAGE
                                         FUNDS.
                                         o Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.
                                         NOTE: Telephone transactions such as redemption requests
                                         made over the phone generally require only one of the
                                         account owners to call unless you have instructed us
                                         otherwise.
                                         -----------------------------------------------------------------
 Through Your Investment Representative   Contact your investment representative.

---------------------------------------- -----------------------------------------------------------------

GENERAL NOTES FOR SELLING SHARES

   o PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.


   o FORM OF REDEMPTION PROCEEDS. You may request that your redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.


   o WIRE FEES. Typically, there is a $10 fee for wiring funds, however we reserve the right to waive any such fee for shareholders with account balances in excess of $100,000. Please contact your bank to find out about any charges they may assess for an incoming wire transfer.


   o TELEPHONE/INTERNET REDEMPTIONS. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will


 42 HOW TO SELL SHARES
     not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.


   o RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.


   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.


   o MEDALLION GUARANTEES. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.


                                                           HOW TO SELL SHARES 43

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (I.E., a Fund not closed to new accounts).


o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.


o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.


o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.


o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.


Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.


Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.


The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders.Funds Management monitors available shareholder trading information across all Funds on a daily basis. Funds Management will temporarily suspend the purchase and exchange privileges of an investor who completes a purchase and redemption in a Fund within 30 calendar days. Such investor will be precluded from investing in the Fund for a period of 30 calendar days.


A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares


 44 HOW TO EXCHANGE SHARES
through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.


Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plan shares and funds of funds.


                                                       HOW TO EXCHANGE SHARES 45

ACCOUNT POLICIES
--------------------------------------------------------------------------------

AUTOMATIC PLANS
These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.


o AUTOMATIC INVESTMENT PLAN - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.


o AUTOMATIC EXCHANGE PLAN - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.


o SYSTEMATIC WITHDRAWAL PLAN - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:
   o must have a Fund account valued at $10,000 or more;
   o must have your distributions reinvested; and
   o may not simultaneously participate in the Automatic Investment Plan.


o PAYROLL DIRECT DEPOSIT - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.


It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.


HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.


RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:


o  Individual Retirement Plans, including traditional IRAs and Roth IRAs.


o Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.


There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.


SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.


 46 ACCOUNT POLICIES

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.


ELECTRONIC DELIVERY OF FUND DOCUMENTS
You may elect to receive your account statements, transaction confirmations, Fund prospectuses, shareholder reports and other Fund documents electronically. If you make this election, you will be notified by e-mail when the most recent Fund documents or statements are available for viewing and downloading on the Funds' Web site. For security reasons, online access to account statements and transaction confirmations will require the establishment of a login ID and password prior to viewing.


To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds' Web site at www.wellsfargo.com/advantagefunds. The e-mail address provided in your account application will be used to send e-mail notifications to you and should be a personal/ nonbusiness e-mail address. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by logging into your account online or by calling 1-800-359-3379.


STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.


TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.


USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.


                                                             ACCOUNT POLICIES 47

DISTRIBUTIONS
--------------------------------------------------------------------------------

The Funds, except the Large Company Core Fund, Large Company Value Fund, and U.S. Value Fund make distributions of any net investment income and any realized net capital gains annually. The Large Company Core Fund , Large Company Value Fund, and U.S. Value Fund make distributions of any net investment income quarterly and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.


We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

o AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.


o CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.


o BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.


o DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.


 48 DISTRIBUTIONS

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.


We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.


Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.


An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Portfolio shareholder, the portion of your distributions attributable to dividends received by your Portfolio from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010.


Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.


If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.


Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.


In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                        TAXES 49

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables are intended to help you understand the Funds' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period, except where noted. The information, along with the report of an independent registered public accounting firm and the Funds' financial statements, is also contained in the Funds' annual or semi-annual report, a copy of which is available upon request.


 50 FINANCIAL HIGHLIGHTS

CAPITAL GROWTH FUND
INVESTOR CLASS SHARES-COMMENCED ON NOVEMBER 3, 1997
For a share outstanding throughout each period


                                     JAN. 31,
                                      2008              JULY 31,           JULY 31,
 FOR THE PERIOD ENDED:             (UNAUDITED)           2007               2006
 NET ASSET VALUE,
BEGINNING OF PERIOD                    $18.64             $15.81             $16.52
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
   (loss)                               (0.04)/3/          (0.10)/3/          (0.11)/3/
  Net realized and
   unrealized gain (loss)
   on investments                       (0.37)              3.03              (0.12)
                                      ----------         ----------         ----------
  Total from investment
   operations                           (0.29)              2.93              (0.23)
                                      ----------         ----------         ----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                     0.00               0.00               0.00
  Distributions from net
   realized gain                        (1.04)             (0.10)             (0.48)
                                      ----------         ----------         ----------
  Total distributions                   (1.04)             (0.10)             (0.48)
                                      ----------         ----------         ----------
 NET ASSET VALUE, END OF
PERIOD                                 $17.23             $18.64             $15.81
                                      ==========         ==========         ==========
 TOTAL RETURN/6/                        (2.60)%            18.63%             (1.61)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                     $371,794           $374,723           $236,878
  Ratio of net investment
   income (loss) to
   average net assets                   (0.41)%            (0.56)%            (0.64)%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/7/                           1.45%              1.53%              1.55%
  Waived fees and
   reimbursed
   expenses/7/                          (0.05)%            (0.11)%            (0.13)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/7/                       1.40%              1.42%              1.42%
  Portfolio turnover rate/8/               75%               114%                89%



                                     JULY 31,        DEC. 31,      DEC. 31,         DEC. 31,        SEPT. 30,
 FOR THE PERIOD ENDED:               2005/1/           2004          2003           2002/2/           2002
 NET ASSET VALUE,
BEGINNING OF PERIOD                    $15.70         $13.36        $10.66            $10.25           $12.17
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
   (loss)                               (0.06)/3/      (0.06)        (0.04)            (0.00)/4/         0.31
  Net realized and
   unrealized gain (loss)
   on investments                        0.89           2.40       2.75/5/              0.45            (1.93)
                                      ----------     -------      --------           ----------       -------
  Total from investment
   operations                            0.83           2.34          2.71              0.45            (1.62)
                                      ----------     -------      --------           ----------       -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                     0.00           0.00         (0.01)            (0.04)           (0.27)
  Distributions from net
   realized gain                        (0.01)          0.00          0.00              0.00            (0.03)
                                      ----------     -------      --------           ----------       -------
  Total distributions                   (0.01)          0.00         (0.01)            (0.04)           (0.30)
                                      ----------     -------      --------           ----------       -------
 NET ASSET VALUE, END OF
PERIOD                                 $16.52         $15.70        $13.36            $10.66           $10.25
                                      ==========     =======      ========           ==========       =======
 TOTAL RETURN/6/                         5.30%         17.51%        25.41%             4.38%          (13.69)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                     $182,934        $99,455       $70,748           $21,375          $18,221
  Ratio of net investment
   income (loss) to
   average net assets                   (0.71)%        (0.55)%       (0.45)%            0.25%            2.27%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/7/                           1.67%          1.77%         1.75%             1.92%            1.67%
  Waived fees and
   reimbursed
   expenses/7/                          (0.23)%        (0.33)%       (0.29)%           (0.62)%          (0.17)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/7/                       1.44%          1.44%         1.46%             1.30%            1.50%
  Portfolio turnover rate/8/               57%           239%          229%               72%             311%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 In 2002, the Fund changed its fiscal year-end from September 30 to December
  31.
3 Calculated based upon the average shares outstanding.
4 Amount calculated is less than $0.005.
5 Includes $0.01 in redemption fees.
6 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
7 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
8 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 51

GROWTH FUND
INVESTOR CLASS SHARES-COMMENCED ON DECEMBER 31, 1993
For a share outstanding throughout each period



                                       JAN. 31,
                                        2008                JULY 31,             JULY 31,
 FOR THE PERIOD ENDED:              (UNAUDITED)               2007                2006
 NET ASSET VALUE,
BEGINNING OF PERIOD                    $26.43                $20.55                $19.96
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
   (loss)                               (0.10)/2/             (0.19)/2/             (0.20)/2/
  Net realized and
   unrealized gain (loss)
   on investments                       (0.39)                 6.07                  0.79
                                      ----------            ----------            ----------
  Total from investment
   operations                           (0.49)                 5.88                  0.59
                                      ----------            ----------            ----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                     0.00                  0.00                  0.00
  Distributions from net
   realized gain                         0.00                  0.00                  0.00
                                      ----------            ----------            ----------
  Total distributions                    0.00                  0.00                  0.00
                                      ----------            ----------            ----------
 NET ASSET VALUE, END OF
PERIOD                                 $25.94                $26.43                $20.55
                                      ==========            ==========            ==========
 TOTAL RETURN/3/                        (1.78)%               28.61%                 2.96%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                     $1,044,990            $1,063,168            $974,189
  Ratio of net investment
   income (loss) to
   average net assets                   (0.73)%               (0.80)%               (0.95)%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/4/                           1.52%                 1.51%                 1.50%
  Waived fees and
   reimbursed
   expenses/4/                          (0.07)%               (0.04)%               (0.03)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/4/                       1.45%                 1.47%                 1.47%
  Portfolio turnover rate/5/               64%                  117%                  123%



                                      JULY 31,              DEC. 31,              DEC. 31,              DEC. 31,
 FOR THE PERIOD ENDED:                2005/1/                 2004                  2003                 2002
 NET ASSET VALUE,
BEGINNING OF PERIOD                    $19.35                $17.19                $13.21                $17.68
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
   (loss)                               (0.11)/2/             (0.13)/2/             (0.16)/2/             (0.18)/2/
  Net realized and
   unrealized gain (loss)
   on investments                        0.72                  2.29                  4.14                 (4.29)
                                      ----------            ----------            ----------            ----------
  Total from investment
   operations                            0.61                  2.16                  3.98                 (4.47)
                                      ----------            ----------            ----------            ----------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                     0.00                  0.00                  0.00                  0.00
  Distributions from net
   realized gain                         0.00                  0.00                  0.00                  0.00
                                      ----------            ----------            ----------            ----------
  Total distributions                    0.00                  0.00                  0.00                  0.00
                                      ----------            ----------            ----------            ----------
 NET ASSET VALUE, END OF
PERIOD                                 $19.96                $19.35                $17.19                $13.21
                                      ==========            ==========            ==========            ==========
 TOTAL RETURN/3/                         3.15%                12.57%                30.13%               (25.28)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                     $1,182,352            $1,146,002            $1,365,946            $1,256,292
  Ratio of net investment
   income (loss) to
   average net assets                   (1.03)%               (0.77)%               (1.08)%               (1.18)%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/4/                           1.52%                 1.52%                 1.54%                 1.59%
  Waived fees and
   reimbursed
   expenses/4/                          (0.04)%               (0.04)%               (0.01)%               (0.01)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/4/                       1.48%                 1.48%                 1.53%                 1.58%
  Portfolio turnover rate/5/               76%                   92%                  139%                  249%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 52 FINANCIAL HIGHLIGHTS

LARGE CAP GROWTH FUND
INVESTOR CLASS SHARES-COMMENCED ON DECEMBER 30, 1981
For a share outstanding throughout each period



                                    JAN 31,
                                     2008          JULY 31,        JULY 31,        JULY 31,       DEC. 31,
 FOR THE PERIOD ENDED:           (UNAUDITED)        2007            2006           2005/1/         2004
 NET ASSET VALUE,
BEGINNING OF PERIOD                  $27.18         $23.18          $23.57          $22.75         $20.94
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
   (loss)                              0.00          (0.07)          (0.10)          (0.07)         (0.07)
  Net realized and
   unrealized gain (loss)
   on investments                      0.01           4.07           (0.29)           0.89           1.88
                                   --------        -------         -------         -------        -------
  Total from investment
   operations                          0.01           4.00           (0.39)           0.82           1.81
                                   --------        -------         -------         -------        -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                   0.00           0.00            0.00            0.00           0.00
  Distributions from net
   realized gain                       0.00           0.00            0.00            0.00           0.00
                                   --------        -------         -------         -------        -------
  Total distributions                  0.00           0.00            0.00            0.00           0.00
                                   --------        -------         -------         -------        -------
 NET ASSET VALUE, END OF
PERIOD                               $27.19         $27.18          $23.18          $23.57         $22.75
                                   ========        =======         =======         =======        =======
 TOTAL RETURN/2/                       0.11%         17.26%          (1.65)%          3.60%          8.64%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                    $373,099       $388,700        $395,581        $468,519       $518,431
  Ratio of net investment
   income (loss) to
   average net assets                 (0.01)%        (0.26)%         (0.37)%         (0.50)%        (0.30)%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/3/                         1.49%          1.53%           1.51%           1.40%          1.24%
  Waived fees and
   reimbursed
   expenses/3/                        (0.30)%        (0.34)%         (0.32)%         (0.18)%        (0.04)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/3/                     1.19%          1.19%           1.19%           1.22%          1.20%
  Portfolio turnover rate/4/             46%           113%             98%             50%            89%



                                   DEC. 31,       DEC. 31,
 FOR THE PERIOD ENDED:              2003            2002
 NET ASSET VALUE,
BEGINNING OF PERIOD                 $16.51          $23.55
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income
   (loss)                            (0.10)          (0.08)
  Net realized and
   unrealized gain (loss)
   on investments                     4.53           (6.96)
                                   -------         -------
  Total from investment
   operations                         4.43           (7.04)
                                   -------         -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                  0.00            0.00
  Distributions from net
   realized gain                      0.00            0.00
                                   -------         -------
  Total distributions                 0.00            0.00
                                   -------         -------
 NET ASSET VALUE, END OF
PERIOD                              $20.94          $16.51
                                   =======         =======
 TOTAL RETURN/2/                     26.83%         (29.89)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                   $644,131       $588,894
  Ratio of net investment
   income (loss) to
   average net assets                (0.48)%         (0.37)%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/3/                        1.27%           1.24%
  Waived fees and
   reimbursed
   expenses/3/                       (0.02)%         (0.01)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/3/                    1.25%           1.23%
  Portfolio turnover rate/4/           253%            443%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 53

LARGE COMPANY CORE FUND
(FORMERLY NAMED GROWTH AND INCOME FUND)
INVESTOR CLASS SHARES-COMMENCED ON DECEMBER 29, 1995
For a share outstanding throughout each period



                                     JAN. 31,
                                      2008          JULY 31,        JULY 31,         JULY 31,       DEC. 31,
 FOR THE PERIOD ENDED:            (UNAUDITED)         2007           2006            2005/1/          2004
 NET ASSET VALUE,
BEGINNING OF PERIOD                   $25.19         $20.42          $20.82           $21.33         $19.68
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
   (loss)                            0.08/2/        0.08/2/         0.06/2/          0.04/2/           0.09
  Net realized and
   unrealized gain (loss)
   on investments                      (1.69)          4.79           (0.39)           (0.50)          1.66
                                   ---------       --------        --------         --------        -------
  Total from investment
   operations                          (1.61)          4.87           (0.33)           (0.46)          1.75
                                   ---------       --------        --------         --------        -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                   (0.07)         (0.10)          (0.07)           (0.05)         (0.10)
  Distributions from net
   realized gain                        0.00           0.00            0.00             0.00           0.00
                                   ---------       --------        --------         --------        -------
  Total distributions                  (0.07)         (0.10)          (0.07)           (0.05)         (0.10)
                                   ---------       --------        --------         --------        -------
 NET ASSET VALUE, END OF
PERIOD                                $23.51         $25.19          $20.42           $20.82         $21.33
                                   =========       ========        ========         ========        =======
 TOTAL RETURN/4/                       (6.42)%        23.86%          (1.58)%          (2.16)%         8.88%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                     $233,534       $268,534        $222,951         $312,828       $465,228
  Ratio of net investment
   income (loss) to
   average net assets                   0.62%          0.32%           0.30%            0.33%          0.40%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/5/                          1.50%          1.53%           1.52%            1.47%          1.40%
  Waived fees and
   reimbursed
   expenses/5/                         (0.19)%        (0.22)%         (0.21)%          (0.14)%        (0.05)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/5/                      1.31%          1.31%           1.31%            1.33%          1.35%
  Portfolio turnover rate/6/              20%            56%             16%              74%           136%



                                  DEC. 31,        DEC. 31,
 FOR THE PERIOD ENDED:              2003            2002
 NET ASSET VALUE,
BEGINNING OF PERIOD                $15.85           $20.28
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income
   (loss)                         0.04/2/             0.02
  Net realized and
   unrealized gain (loss)
   on investments                    3.83            (4.45)
                                 --------          --------
  Total from investment
   operations                        3.87            (4.43)
                                 --------          --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                (0.04)           (0.00)/3/
  Distributions from net
   realized gain                     0.00             0.00
                                 --------          ----------
  Total distributions               (0.04)           (0.00)/3/
                                 --------          ----------
 NET ASSET VALUE, END OF
PERIOD                             $19.68           $15.85
                                 ========          ==========
 TOTAL RETURN/4/                    24.44%          (21.83)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                  $633,211        $582,081
  Ratio of net investment
   income (loss) to
   average net assets                0.25%            0.08%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/5/                       1.40%            1.43%
  Waived fees and
   reimbursed
   expenses/5/                      (0.02)%          (0.01)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/5/                   1.38%            1.42%
  Portfolio turnover rate/6/          199%             188%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Calculated based upon average shares outstanding.
3 Amount calculated is less than $0.005.
4 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
5 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
6 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 54 FINANCIAL HIGHLIGHTS

LARGE COMPANY VALUE FUND
(FORMERLY NAMED DIVIDEND INCOME FUND)
INVESTOR CLASS SHARES-COMMENCED ON JULY 1, 1993
For a share outstanding throughout each period



                                      JULY 31,      JULY 31,      JULY 31,      DEC. 31,      DEC. 31,      DEC. 31,
 FOR THE PERIOD ENDED:                 2007          2006        2005/1/         2004          2003          2002
 NET ASSET VALUE, BEGINNING OF
PERIOD                                $16.99        $16.74        $16.38        $14.57         $11.85        $15.19
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)       0.29/2/          0.27          0.10          0.22           0.16          0.15
  Net realized and unrealized
   gain (loss) on investments           1.56          1.00          1.00          1.81           2.72         (3.09)
                                    --------       -------       -------       -------        -------       --------
  Total from investment
   operations                           1.85          1.27          1.10          2.03           2.88         (2.94)
                                    --------       -------       -------       -------        -------       --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                   (0.31)        (0.24)        (0.09)        (0.22)         (0.16)        (0.15)
  Distributions from net
   realized gain                       (1.18)        (0.78)        (0.65)         0.00           0.00         (0.25)
                                    --------       -------       -------       -------        -------       --------
  Total distributions                  (1.49)        (1.02)        (0.74)        (0.22)         (0.16)        (0.40)
                                    --------       -------       -------       -------        -------       --------
 NET ASSET VALUE, END OF PERIOD       $17.35        $16.99        $16.74        $16.38         $14.57        $11.85
                                    ========       =======       =======       =======        =======       ========
 TOTAL RETURN/3/                       11.04%         7.93%         6.85%        14.04%         24.50%       (19.77)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                            $196,291      $191,792      $223,800      $122,747      $140,758      $151,165
  Ratio of net investment
   income (loss) to average
   net assets                           1.62%         1.57%         1.06%         1.40%          1.24%         1.05%
  Ratio of expenses to average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                          1.51%         1.50%         1.52%         1.40%          1.40%         1.40%
  Waived fees and reimbursed
   expenses/4/                         (0.14)%       (0.13)%       (0.13)%       (0.04)%         0.00%         0.00%
  Ratio of expenses to average
   net assets after waived
   fees and expenses/4/                 1.37%         1.37%         1.39%         1.36%          1.40%         1.40%
  Portfolio turnover rate/5/              18%            8%           26%           49%            92%          114%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Calculated based upon average shares outstanding.
3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of expenses to average net assets prior to waived fees and reimbursed expenses reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 55

U.S. VALUE FUND
INVESTOR CLASS SHARES (EFFECTIVE JUNE 20, 2008, CLASS Z WAS RENAMED INVESTOR CLASS)-COMMENCED ON DECEMBER 29, 1995
For a share outstanding throughout each period

                                    JAN. 31,
                                     2008         JULY 31,     JULY 31,     JULY 31,      DEC. 31,
 FOR THE PERIOD ENDED:           (UNAUDITED)       2007         2006        2005/1/         2004
 NET ASSET VALUE,
BEGINNING OF PERIOD                   $18.95       $17.28       $18.77       $18.68        $17.77
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
   (loss)                            0.15/2/      0.18/2/      0.15/2/      0.07/2/          0.20
  Net realized and
   unrealized gain (loss)
   on investments                      (1.93)        2.21         0.74         0.36          2.24
                                   ---------     --------     --------     --------       -------
  Total from investment
   operations                          (1.78)        2.39         0.89         0.43          2.44
                                   ---------     --------     --------     --------       -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                   (0.14)       (0.20)       (0.13)       (0.05)        (0.19)
  Distributions from net
   realized gain                       (3.98)       (0.52)       (2.25)       (0.29)        (1.34)
                                   ---------     --------     --------     --------       -------
  Total distributions                  (4.12)       (0.72)       (2.38)       (0.34)        (1.53)
                                   ---------     --------     --------     --------       -------
 NET ASSET VALUE, END OF
PERIOD                                $13.05       $18.95       $17.28       $18.77        $18.68
                                   =========     ========     ========     ========       =======
 TOTAL RETURN/3/                      (10.46)%      13.92%        5.43%        2.41%        14.11%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                     $33,522      $41,507      $40,530      $157,495      $252,256
  Ratio of net investment
   income (loss) to
   average net assets                   1.77%        0.98%        0.82%        0.64%         1.16%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/4/                          1.79%        1.55%        1.55%        1.48%         1.37%
  Waived fees and
   reimbursed
   expenses/4/                         (0.47)%      (0.23)%      (0.23)%      (0.14)%       (0.05)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/4/                      1.32%        1.32%        1.32%        1.34%         1.32%
  Portfolio turnover rate/5/              50%          17%          43%          14%           47%



                                  DEC. 31,       DEC. 31,
 FOR THE PERIOD ENDED:              2003           2002
 NET ASSET VALUE,
BEGINNING OF PERIOD                $13.74          $17.87
 INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income
   (loss)                            0.15         0.05/2/
  Net realized and
   unrealized gain (loss)
   on investments                    3.99           (2.79)
                                  -------        --------
  Total from investment
   operations                        4.14           (2.74)
                                  -------        --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                (0.11)          (0.03)
  Distributions from net
   realized gain                     0.00           (1.36)
                                  -------        --------
  Total distributions               (0.11)          (1.39)
                                  -------        --------
 NET ASSET VALUE, END OF
PERIOD                             $17.77          $13.74
                                  =======        ========
 TOTAL RETURN/3/                    30.23%         (16.86)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
   period (000s)                  $158,963       $197,477
  Ratio of net investment
   income (loss) to
   average net assets                0.83%           0.34%
  Ratio of expenses to
   average net assets
   prior to waived fees
   and reimbursed
   expenses/4/                       1.58%           1.91%
  Waived fees and
   reimbursed
   expenses/4/                      (0.03)%         (0.01)%
  Ratio of expenses to
   average net assets
   after waived fees
   and expenses/4/                   1.55%           1.90%
  Portfolio turnover rate/5/           53%             90%

1 In 2005, the Fund changed its fiscal year end from December 31 to July 31.
2 Calculated based upon average shares outstanding.
3 Total returns calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 56 FINANCIAL HIGHLIGHTS

                      This Page Intentionally Left Blank

                      This Page Intentionally Left Blank

[GRAPHIC APPEARS HERE]





FOR MORE INFORMATION


More information on each Fund is available free upon request, including the following documents:


Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.


Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.


To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:


By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com


By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266


On the Internet:
www.wellsfargo.com/advantagefunds


From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]




                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------


                                                              078LCIV/P106 07-08
                                                          ICA Reg. No. 811-09253
(Copyright) 2008 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds